N-6	Apr. 20, 2023 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Apr. 20, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	There is no surrender charge on this Policy.			Fee Tables
Transaction Charges

There are no surrender charges, however, you may be charged for other transactions. These other charges may include charges for each premium paid, withdrawal charge for partial withdrawals, transfer fees for transfers among the Investment Options, Illustration request fee, face amount increases for certain riders, and for requests to increase certain benefits under an optional rider.

Fee Tables Deductions From Your Premiums Making Withdrawals
Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy, including charges on any Policy loan and such fees and expenses (excluding Policy loan charges) are set based on characteristics of the Insured (e.g. age, sex, and rating classification). Please review the Policy Specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Funds you choose under the Policy, as shown in the following table:

Fee Tables Monthly Deductions Appendix: Funds Available Under the Policy
	ANNUAL FEE	MINIMUM	MAXIMUM
	Investment Options (Fund fees and expenses)	0.08%[1]	1.88%[1]

1 As a percentage of Fund assets.

Charges for Early Withdrawals [Text Block]	Charges for Early WithdrawalsThere is no surrender charge on this Policy.Fee Tables
Transaction Charges [Text Block]	Transaction ChargesThere are no surrender charges, however, you may be charged for other transactions. These other charges may include charges for each premium paid, withdrawal charge for partial withdrawals, transfer fees for transfers among the Investment Options, Illustration request fee, face amount increases for certain riders, and for requests to increase certain benefits under an optional rider.

Fee Tables

Deductions From Your Premiums

Making Withdrawals

Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy, including charges on any Policy loan and such fees and expenses (excluding Policy loan charges) are set based on characteristics of the Insured (e.g. age, sex, and rating classification). Please review the Policy Specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Funds you choose under the Policy, as shown in the following table:

Fee Tables

Monthly Deductions

Appendix: Funds Available Under the Policy

 ANNUAL FEE MINIMUMMAXIMUM Investment Options (Fund fees and expenses)0.08%[1]1.88%[1]

1 As a percentage of Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.08%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.88%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]	RISKSLOCATION IN PROSPECTUSRisk of LossYou can lose money by investing in the Policy, including loss of principal.Principal Risks of Investing in the PolicyNot a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Withdrawals are not allowed in the first Policy Year.

Withdrawals may be subject to income tax.

Principal Risks of Investing in the PolicyRisks Associated with Investment Options

An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g. Funds).

Each Investment Option (including any Fixed Option or Indexed Fixed Option) will have its own unique risks.

You should review, working with your life insurance producer, the Investment Options before making an investment decision.

Principal Risks of Investing in the Policy

Investment Options - Fixed Options

Investment Options - Indexed Fixed Options

Appendix: Funds Available Under the Policy

Insurance Company RisksInvestment in the Policy is subject to the risks related to us, and any obligations (including any Fixed Option or Indexed Fixed Option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling us at (800) 347-7787 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Policy

About Pacific Life

Policy LapseYour Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no death benefit will be paid. There are costs associated with reinstating a lapsed Policy.

Principal Risks of Investing in the Policy

Lapsing and Reinstatement

Investment Restrictions [Text Block]	Investments

Transfers between Investment Options are limited to 25 each calendar year. Any transfers to or from the Fixed Account or Fixed LT Account will be counted towards the 25 allowed each calendar year unless part of a transfer program (for example, the first year transfer service) or the transfer is from the Fixed Account to an Indexed Fixed Option. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply. There is a $25 fee per transfer in excess of 12 transfers per Policy Year. We do not currently impose this charge.

Under the Fixed Options, there are frequency, amount and/or percentage limits on the amount that may be transferred into or out of the Fixed Options. These limits are significantly more restrictive than those that apply to transfers into or out of the Variable Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options to the Variable Investment Options. Additional Fixed Option transfer restrictions apply.

Under the Indexed Fixed Options, once a Segment is created, you cannot transfer out of a Segment until the end of the Segment Term. Money may be transferred from a Segment for withdrawals and Standard Policy Loans, however, if the withdrawal or loan was not part of a systematic distribution program, you will not be able to transfer into an Indexed Fixed Option for a 12-month period. Additional Indexed Fixed Option transfer restrictions apply.

Certain Funds may stop accepting additional investments into their Fund or may liquidate a Fund. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transferring Among Investment Options and Market-Timing Restrictions

Transfer Services

Indexed Fixed Options

Appendix: Funds Available Under the Policy

Optional Benefit Restrictions [Text Block]	Optional BenefitsWe offer several optional benefits in the form of a rider to the Policy. These riders can only be selected at Policy issue, may have an additional charge and could be subject to conditions to exercise or underwriting. Your selection of certain optional Riders may result in restrictions on some Policy benefits. Not all riders are available in every state. We may stop offering an optional benefit at any time for new Policy purchases. If you purchased the Flexible Duration No-Lapse Guarantee Rider, at initial purchase and during the entire time that you own this Rider, you must allocate 100% of the Accumulated Value among the allowable Investment Options as indicated under the APPENDIX: FUNDS AVAILABLE UNDER THIS POLICY – Allowable Investment Options section in this prospectus.

Optional Riders and Benefits

Appendix: Funds Available Under the Policy

Tax Implications [Text Block]	Tax ImplicationsConsult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan.Variable Life Insurance and Your Taxes
Investment Professional Compensation [Text Block]	Investment Professional CompensationSome life insurance producers may receive compensation for selling this Policy to you in the form of commissions, additional cash compensation, and non-cash compensation. We may also provide additional payments in the form of cash, other special compensation or reimbursement of expenses to the life insurance producer’s selling broker dealer. These life insurance producers may have a financial incentive to offer or recommend this Policy over another investment. Distribution Arrangements
Exchanges [Text Block]	Exchanges

Some life insurance producers may have a financial incentive to offer you a new policy in place of the one you already own.

You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.

Policy Exchanges

Distribution Arrangements

Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender or make withdrawals from the Policy, or transfer Accumulated Value between Investment Options.

TRANSACTION FEES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)	Upon receipt of premium[3]	7.10% of premium
Withdrawal charge (including any withdrawals under the Automated Income Program)[1]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[1]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Illustration request[1]	Upon request of Policy illustration in excess of 1 per year	$25 per request
Annual Renewable Term Rider (Unscheduled Face Amount increase)[1,2]	Upon effective date of requested Face Amount increase	$100 per request
Annual Renewable Term Rider – Additional Insured[1]	Upon effective date of the addition of a covered person	$100 per request
Terminal Illness Rider Processing Charge[1]	Upon approval of specific request	$100 per request
SVER Term Insurance Rider-Corporate[1]
Administrative charge for increase in Face Amount	At increase	$100 per request

1 We currently do not impose this charge.

[2] This fee also applies to optional rider Face Amount increases, where applicable, but does not apply to scheduled Face Amount increases.

3 If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load. Premium loads will apply on the new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charges:
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Administrative charge[1]
Maximum charge	Monthly Payment Date	$10.00
Asset charge[1] Maximum guaranteed charge Current charge	Monthly Payment Date	Maximum guaranteed charge is 0.36% annually (0.03% monthly) of unloaned Accumulated Value Current charge is 0.20% annually (0.0167% monthly) of unloaned Accumulated Value
Coverage charge[1,4,10]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$29.00–$40.00 per Policy[8] plus $0.09–$11.39 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge during Policy

Year 1 is $40.00 per Policy[8] plus $0.55 per $1,000

of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death

Benefit Option A3.

Minimum and Maximum current charges		$0.00–$40.00 per Policy[8] plus $0.00–$3.54 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured		Current charge during Policy Year 1 is $40.00 per Policy[8] plus $0.51 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3.
Optional Benefit Charges[6]:
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[5]
Annual Renewable Term Rider
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]

Coverage charge[1,4,10]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.10–$11.96 per $1,000 of Coverage Layer

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.58 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charge		$0.00–$0.85 per $1,000 of Coverage Layer
Charge for a representative Insured		Current charge during Policy Year 1 is $0.15 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue with Death Benefit Option A3
Flexible Duration No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$0.16 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.00–$0.16 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge is $0.05 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker who is Age 45 at Policy issue[3]
Scheduled Annual Renewable Term Rider
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge Charge for a representative Insured Minimum and Maximum current charge	Monthly Payment Date

$0.01–$83.34 per $1,000 of Net Amount At Risk

Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]

$0.01–$83.34 per $1,000 of Net Amount At Risk

Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Coverage charge[1,4] Minimum and Maximum guaranteed charge Minimum and Maximum current charges Charge for a representative Insured

$0.10–$11.96 per $1,000 of Rider Coverage Layer

The current Coverage charge for this Rider is $0.

Maximum guaranteed charge during Policy Year 1 is $0.58 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue with Death Benefit Option A3

SVER Term Insurance Rider-Corporate
Coverage charge[1,4,10]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$11.39 per $1,000 of Rider Coverage Layer
Minimum and Maximum current charges		$0.00–$2.17 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge and current charge during Policy Year 1 is $0.00 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue,3,9
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Termination Credit Charge
Minimum and Maximum guaranteed charge Minimum and Maximum current charge	Monthly Payment Date	$0.02–$0.43 per $1,000 of Face Amount $0.02–$0.43 per $1,000 of Face Amount
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.11 per $1,000 of Face Amount for a male standard non-smoker who is Age 45 at Policy issue[3]
Overloan Protection 3 Rider
Minimum and Maximum guaranteed charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[7]
Charge for a representative Insured		Maximum guaranteed charge for a male standard non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise[3]
Annual Renewable Term Rider– Additional Insured
Minimum and Maximum guaranteed Charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.12 per $1,000 of Rider Face Amount for a female standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Rider Face Amount for a female standard non-smoker who is Age 45 at Policy issue[3]
Premier LTC Rider
Minimum and Maximum guaranteed charge Charge for a representative Insured Minimum and Maximum current charge	Monthly Payment Date	$0.02 - $1.87 per $1,000 of LTC Net Amount at Risk Maximum guaranteed charge is $0.20 per $1,000 of LTC NAR for a male, who is Age 45 at Policy Issue[3] $0.01 - $1.15 per $1,000 of LTC Net Amount at Risk
Charge for a representative Insured		Current charge is $0.06 per $1,000 of LTC NAR for a married male, who is Age 45 at Policy Issue with a 2.0% benefit[3]

[1] This charge is not deducted on and after your Policy’s Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative insured may not be typical of the charges you will pay.

[4] The Coverage charge rate is based on the Age, sex and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Variable Options or the Fixed Account on a proportionate basis according to your most recent allocation instructions.

[6] Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

[7] The charge to exercise the Overloan Protection 3 Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see the WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection 3 Rider in this prospectus.

[8] This charge applies to the initial Basic Life Coverage Layer only and is not assessed against any additional Basic Life Coverage Layer.

[9] The SVER Term Insurance Rider – Corporate maximum guaranteed and current Coverage charge for this sample Policy is $0/ month per $1,000 of Rider Coverage Layer in Policy Year 1. After Policy Year 1, the maximum guaranteed Coverage charge for the sample policy is $1.46/month per $1,000 of Rider Coverage Layer. After Policy Year 1, the current Coverage charge for the sample policy is $0.76/month per $1,000 of Rider Coverage Layer.

10 A decrease in Face Amount will not decrease its Coverage charge because the Coverage charge is based on the Coverage Layer at issue and the charge is used to recover the expense of issuing the insurance coverage.

The next item shows the minimum and maximum total operating expenses charged by the Fund that you pay periodically during the time that you own the Policy. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.08%	1.88%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)	Upon receipt of premium[3]	7.10% of premium
Withdrawal charge (including any withdrawals under the Automated Income Program)[1]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[1]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Illustration request[1]	Upon request of Policy illustration in excess of 1 per year	$25 per request
Annual Renewable Term Rider (Unscheduled Face Amount increase)[1,2]	Upon effective date of requested Face Amount increase	$100 per request
Annual Renewable Term Rider – Additional Insured[1]	Upon effective date of the addition of a covered person	$100 per request
Terminal Illness Rider Processing Charge[1]	Upon approval of specific request	$100 per request
SVER Term Insurance Rider-Corporate[1]
Administrative charge for increase in Face Amount	At increase	$100 per request

1 We currently do not impose this charge.

[2] This fee also applies to optional rider Face Amount increases, where applicable, but does not apply to scheduled Face Amount increases.

3 If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load. Premium loads will apply on the new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.

Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	Upon receipt of premium	[2]
Sales Load (of Premium Payments), Maximum [Percent]	7.10%
Sales Load, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load. Premium loads will apply on the new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.
Transfer Fees, Description [Text Block]	Transfer fees	[3]
Transfer Fees, When Deducted [Text Block]	Upon transfer of Accumulated Value between Investment Options
Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We currently do not impose this charge.
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charges:
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Administrative charge[1]
Maximum charge	Monthly Payment Date	$10.00
Asset charge[1] Maximum guaranteed charge Current charge	Monthly Payment Date	Maximum guaranteed charge is 0.36% annually (0.03% monthly) of unloaned Accumulated Value Current charge is 0.20% annually (0.0167% monthly) of unloaned Accumulated Value
Coverage charge[1,4,10]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$29.00–$40.00 per Policy[8] plus $0.09–$11.39 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge during Policy

Year 1 is $40.00 per Policy[8] plus $0.55 per $1,000

of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death

Benefit Option A3.

Minimum and Maximum current charges		$0.00–$40.00 per Policy[8] plus $0.00–$3.54 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured		Current charge during Policy Year 1 is $40.00 per Policy[8] plus $0.51 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3.
Optional Benefit Charges[6]:
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[5]
Annual Renewable Term Rider
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]

Coverage charge[1,4,10]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.10–$11.96 per $1,000 of Coverage Layer

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.58 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charge		$0.00–$0.85 per $1,000 of Coverage Layer
Charge for a representative Insured		Current charge during Policy Year 1 is $0.15 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue with Death Benefit Option A3
Flexible Duration No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$0.16 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.00–$0.16 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge is $0.05 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker who is Age 45 at Policy issue[3]
Scheduled Annual Renewable Term Rider
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge Charge for a representative Insured Minimum and Maximum current charge	Monthly Payment Date

$0.01–$83.34 per $1,000 of Net Amount At Risk

Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]

$0.01–$83.34 per $1,000 of Net Amount At Risk

Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Coverage charge[1,4] Minimum and Maximum guaranteed charge Minimum and Maximum current charges Charge for a representative Insured

$0.10–$11.96 per $1,000 of Rider Coverage Layer

The current Coverage charge for this Rider is $0.

Maximum guaranteed charge during Policy Year 1 is $0.58 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue with Death Benefit Option A3

SVER Term Insurance Rider-Corporate
Coverage charge[1,4,10]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$11.39 per $1,000 of Rider Coverage Layer
Minimum and Maximum current charges		$0.00–$2.17 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge and current charge during Policy Year 1 is $0.00 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue,3,9
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Termination Credit Charge
Minimum and Maximum guaranteed charge Minimum and Maximum current charge	Monthly Payment Date	$0.02–$0.43 per $1,000 of Face Amount $0.02–$0.43 per $1,000 of Face Amount
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.11 per $1,000 of Face Amount for a male standard non-smoker who is Age 45 at Policy issue[3]
Overloan Protection 3 Rider
Minimum and Maximum guaranteed charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[7]
Charge for a representative Insured		Maximum guaranteed charge for a male standard non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise[3]
Annual Renewable Term Rider– Additional Insured
Minimum and Maximum guaranteed Charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.12 per $1,000 of Rider Face Amount for a female standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Rider Face Amount for a female standard non-smoker who is Age 45 at Policy issue[3]
Premier LTC Rider
Minimum and Maximum guaranteed charge Charge for a representative Insured Minimum and Maximum current charge	Monthly Payment Date	$0.02 - $1.87 per $1,000 of LTC Net Amount at Risk Maximum guaranteed charge is $0.20 per $1,000 of LTC NAR for a male, who is Age 45 at Policy Issue[3] $0.01 - $1.15 per $1,000 of LTC Net Amount at Risk
Charge for a representative Insured		Current charge is $0.06 per $1,000 of LTC NAR for a married male, who is Age 45 at Policy Issue with a 2.0% benefit[3]

[1] This charge is not deducted on and after your Policy’s Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative insured may not be typical of the charges you will pay.

[4] The Coverage charge rate is based on the Age, sex and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Variable Options or the Fixed Account on a proportionate basis according to your most recent allocation instructions.

[6] Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

[7] The charge to exercise the Overloan Protection 3 Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see the WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection 3 Rider in this prospectus.

[8] This charge applies to the initial Basic Life Coverage Layer only and is not assessed against any additional Basic Life Coverage Layer.

[9] The SVER Term Insurance Rider – Corporate maximum guaranteed and current Coverage charge for this sample Policy is $0/ month per $1,000 of Rider Coverage Layer in Policy Year 1. After Policy Year 1, the maximum guaranteed Coverage charge for the sample policy is $1.46/month per $1,000 of Rider Coverage Layer. After Policy Year 1, the current Coverage charge for the sample policy is $0.76/month per $1,000 of Rider Coverage Layer.

10 A decrease in Face Amount will not decrease its Coverage charge because the Coverage charge is based on the Coverage Layer at issue and the charge is used to recover the expense of issuing the insurance coverage.

Insurance Cost, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

	Charges shown for the representative insured may not be typical of the charges you will pay.
Optional Benefit Expense, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.08%	1.88%

Portfolio Company Expenses Minimum [Percent]	0.08%
Portfolio Company Expenses Maximum [Percent]	1.88%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss

You can lose money by investing in this Policy, including loss of principal. The Policy is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Unsuitable as Short-Term Savings Vehicle

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. No withdrawals may be made during the first year of the Policy. Withdrawals may be subject to income tax. Please discuss your insurance needs and financial objectives with your life insurance producer. Together you can decide if the Policy is right for you. We are a variable life insurance policy provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Policy Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no death benefit or other benefits will be paid. There are costs associated with reinstating a lapsed Policy. There is no guarantee that your Policy will not lapse even if you pay your planned premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61-day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

The Policy may be eligible for the Short-Term No-Lapse Guarantee Rider that may help prevent the Policy from Lapsing. See the Short-Term No-Lapse Guarantee Rider in the OTHER BENEFITS AVAILABLE UNDER THE POLICY section in this prospectus.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. Evidence of insurability is required when you apply for reinstatement and there is no guarantee that reinstatement will be approved. The costs associated with reinstating a lapsed Policy include sufficient net premium to:

● cover all due and unpaid monthly deductions and loan interest charges that accrued during the Grace Period;

● keep the Policy in force for three months after the date of reinstatement, and

● cover any negative accumulated value if there was a policy loan or other outstanding debt at the time of lapse.

If the Policy is reinstated, the same Risk Class in use at the time of lapse will apply to the reinstated Policy.

Limitations on Access to Accumulated Value through Withdrawals

Withdrawals under the Policy are available starting on the first Policy Anniversary. Each withdrawal must be at least $200. We will not accept a withdrawal request if the withdrawal will cause the Policy to become a Modified Endowment Contract (MEC), unless you have told us in writing that you desire to have your Policy become a MEC. See the Tax Implications section below for additional information on MECs.

Risks Associated with Variable Investment Options

You should consider the Policy’s investment as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Investment Options you have chosen. Each Variable Investment Option will have its own unique risks. The value of each Variable Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Policy, including loss of principal. You bear the risk of any Variable Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting https://www.pacificlife.com/home/products/life-insurance/variable-universal-life-insurance/prospectuses-and-other-reports.html. No assurance can be given that a Fund will achieve its investment objectives.

Risks Associated with Policy Loans

When you borrow money from your Policy, we use your Policy’s Accumulated Value as security. You pay interest, which accrues at the Loan Account Charge Interest Rate, on the amount you borrow. Accrued interest is due on your Policy Anniversary. The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily at the Loan Account Credit Interest Rate. Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to pay any Policy charges, may increase the risk of the Policy lapsing, and could reduce the amount of the Death Benefit.

Risks Associated with Fixed Options

Under the Fixed Options, there are frequency, amount and/or percentage limits on how much may be transferred from the Fixed Options. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options and it may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options to Variable Investment Options. Such restrictions on transfers from the Fixed Options may prevent you from reallocating your Accumulated Value at the times and in the amounts that you desire and may result in lower investment performance than if you allocated to Variable Investment Options. See the YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions section in this prospectus.

Risks Associated with Indexed Fixed Options

The value of the Segments in each of the Indexed Fixed Options is based on the way we credit interest to a Segment. We add interest using Segment Index Interest which, in part, is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero, but it will never be negative. If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Index Interest, you may need to increase premium payments to prevent the Policy from lapsing.

Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term. Money may be transferred out for withdrawals and Policy loans, however, a Lockout Period will apply if the withdrawal or loan is not part of a systematic distribution program.

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Participation Rate, and/or Growth Cap (or Indexed Threshold Rate for the 1-Year No Cap Indexed Account) on future Segments to reflect changes in the costs of purchasing such call options (the price of call options varies with market conditions). In certain cases, we may reduce the Participation Rate or the Growth Cap or increase the Indexed Threshold Rate for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will not change any rates, caps or thresholds below any guaranteed rates.

There is no guarantee that the Index described in this Prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn. There is no guarantee that we will offer the Indexed Accounts during the entire time you own your Policy. We may discontinue offering one (or more) of the Indexed Accounts at any time. If we discontinue an Indexed Account, you may transfer Indexed Accumulated Value to any other available Indexed Account or to the Fixed Options consistent with your Policy’s investment and transfer restrictions at Segment Maturity. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including under any Fixed Options or Indexed Fixed Options), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees.

Tax Implications

We believe the Policy meets the statutory definition of life insurance for federal income tax purposes. We do not know whether the current treatment of life insurance policies under current federal income tax, estate, or gift tax laws will continue. We also do not know if the current interpretations of the laws by the IRS or the courts will remain the same. Also, future legislation may adversely change the tax treatment of life insurance policies.

Death benefits from a life insurance policy may generally be excluded from income under the Tax Code. Also, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. You may be subject to income tax if you take withdrawals or surrender your Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt. If your Policy becomes a MEC, distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the Funds available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

DEATH BENEFITS

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. Some Riders and settlement options may affect how the Death Benefit Proceeds are paid, see the OPTIONAL RIDERS AND BENEFITS section in this prospectus for more details.

Your Policy’s Death Benefit depends on three choices you must make:

● The Total Face Amount

● The Death Benefit Option

● The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

Withdrawals and Policy Loans may impact the Policy’s Death Benefit, see the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for more details.

The Total Face Amount

The Face Amount of your Policy and any Rider providing Coverage on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance, and Coverage charge.

Your Policy’s Face Amount is made up of one or more of the following types of Coverage:

1. Basic Face Amount – the Face Amount under the Policy

2. Face Amount under SVER Term Insurance Rider – Corporate (SVER)

3. Face Amount under the Annual Renewable Term Rider (ART)

4. Face Amount under the Scheduled Annual Renewable Term Rider (S-ART)

Your Policy must have a Basic Face Amount. You may also select SVER, S-ART and ART Coverage at Policy issue. These riders are described in Optional Riders and Benefits.

Each type of Face Amount you select creates a Coverage Layer. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Face Amount. The Policy’s Total Face Amount is the sum of the Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges.

If you request a decrease in Face Amount, the Coverage charge will not change and the cost of insurance charge may decrease since the Face Amount decrease may affect the Net Amount At Risk.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a Supplemental Schedule of Coverage for benefits and premiums.

● You can change the Face Amount as long as the Insured is alive.

● You must send us your Written Request while your Policy is In Force.

● Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

● Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

● If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for information about making withdrawals.

● We can refuse your request to make the Face Amount less than $1,000.00. We may waive this minimum amount in certain situations, such as group or sponsored arrangements.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy, SVER rider (if available), or ART rider. Each increase will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

● The Insured must be Age 90 or younger at the time of the increase.

● You must give us satisfactory Evidence of Insurability.

● Each increase you make to the Face Amount must be a minimum of $25,000.

● Each increase in Face Amount may have an associated cost of insurance rate and Coverage charge.

● We reserve the right to limit Face Amount increases to one per Policy Year.

● A requested increase in Face Amount will terminate the Flexible Duration No-Lapse Guarantee Rider. See the OPTIONAL RIDERS AND BENEFITS – Flexible Duration No-Lapse Guarantee Rider section in this prospectus.

Term Increases in Face Amount

Your Policy may be issued with the Scheduled Annual Renewable Term Rider (S-ART). Under this rider there may be scheduled annual renewable term insurance coverage increases in Face Amount, under the S-ART Rider. In this Rider, a scheduled increase is referred to as a Term Increase. All Term Increases will be shown in the Policy Specifications. Future Term Increases will not require future medical underwriting, but may in some instances require financial underwriting. Financial underwriting generally includes a review of the Insureds earned income and net worth in relation to the amount of life insurance coverage requested.

A Term Increase in S-ART Coverage will increase the Face Amount of the existing Coverage Layer.

There is a cost of insurance charge associated with each such Term Increase that has gone into effect and continues to be in effect. Such cost of insurance charge is part of the Monthly Deduction for the Policy and is calculated the same as that for other Coverage Layers, subject to maximum cost of insurance Rates that are the same as those applicable to the initial Coverage Layer. The monthly Cost of Insurance Rates are shown in the Policy Specifications. There is also a guaranteed Coverage charge associated with each Term Increase. The guaranteed Coverage charge is based on the current S-ART Face Amount. There is no surrender charge associated with a Term Increase.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy, the SVER Rider, the S-ART Rider or the ART Rider when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer. If there are Basic, SVER, S-ART and ART Coverage Layers with the same Coverage Layer Date, we will increase the ART first, then the S-ART, then the SVER, and finally the Basic Face Amount.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

● We do not allow decreases during the first Policy Year

● You may only request one decrease per Policy Year

● The Policy’s Face Amount must be at least $1,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

● Unless you have told us otherwise in writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

● To return part of your premium payments to you if you have chosen the Guideline Premium Test, or

● To make distributions from the Accumulated Value, which may be taxable. For more information, please see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

If there is a decrease in Total Face Amount, the Coverage charge will not change and the cost of insurance charge may decrease since the Face Amount decrease may affect the Net Amount At Risk. No surrender charge is imposed on a Face Amount decrease.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will reduce the Face Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to eligible Coverage Layers to the most recent eligible increases you made to the Face Amount first and then to the Initial Face Amount.

If more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any S-ART Rider Coverage Layer first, then any ART Rider Coverage Layer, then any SVER Coverage Layer and then the Basic Face Amount of any Policy Coverage Layer.

If you elected an accelerated death benefit rider, any accelerated Death Benefit payments made under a rider will decrease the Total Face Amount. You can find specific information about this decrease in the applicable rider description which can be found in the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Death Benefit Option A provides a death benefit equal to the Total Face Amount of the Policy. Additional premiums and Investment Option performance do not change the Total Face Amount, except in limited circumstances to ensure that the Policy qualifies as life insurance under the Code. However, additional premiums and positive Investment Option performance will increase the Accumulated Value and decrease the Net Amount At Risk which may, in turn, reduce Policy charges. Withdrawals may reduce the Total Face Amount depending on the timing, withdrawal amount and withdrawal frequency during a Policy year.

Death Benefit Option B provides a death benefit equal to the Total Face Amount of the Policy plus the Accumulated Value. Additional premiums and positive Investment Option performance will increase the death benefit. However, since the death benefit under this option is based, in part, on the Accumulated Value, Policy charges and negative Investment Option performance may decrease the death benefit. Withdrawals will reduce the death benefit but do not reduce the Total Face Amount.

Death Benefit Option C provides a death benefit equal to the Total Face Amount of the Policy plus the total premiums paid, minus any withdrawal or distributions that reduce the Accumulated Value. The more premiums you pay and the less you withdraw, the larger the Death Benefit, subject to the Option C Death Benefit Limit. However, while taking withdrawals does not reduce the Total Face Amount, it does increase the sum of the withdrawals, which has the effect of reducing the Death Benefit.

Here are some things you need to know about the Death Benefit:

● You choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application.

● If you do not choose a Death Benefit Option, we will assume you have chosen Option A.

● The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B.

● You may change your Death Benefit Option subject to certain limits.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

The Death Benefit is designed to remain level.	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy. The Death Benefit Option selected by an investor impacts the dollar value of the Death Benefit, the charges paid, and the resulting Accumulated Value.

Limits on Option C

The following limits apply to Option C:

● Option C must be elected at Policy issue.

● To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

● The Death Benefit calculated under Option C will be limited to the Option C Death Benefit Limit shown in your Policy Specifications.

● Once the Policy is issued, the Option C Death Benefit Limit will not change, even if you increase or decrease the Face Amount of your Policy or any Rider.

● We will not approve any increase in Face Amount to the Policy or any Rider that would cause the Death Benefit to exceed the Option C Death Benefit Limit.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

● You can change the Death Benefit Option once in any Policy Year.

● You must send us your Written Request.

● You can change from any Death Benefit Option to Option A or Option B.

● You cannot change from Death Benefit Option A or B to Option C.

● The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

● We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

● Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

● The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

Changing your Death Benefit Option will increase or decrease your Total Face Amount under the Policy. The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change.

If the change is an increase in the Total Face Amount, we will process the increase as described in the DEATH BENEFITS – Changing the Face Amount – Other Increases in Face Amount section in this prospectus. If the change is a decrease in the Total Face Amount, we will process the decrease as described in the DEATH BENEFITS – Changing the Face Amount – Processing of Decreases section in this prospectus.

Death Benefit Qualification Test

In order for your Policy to be qualified as Life Insurance under the Code, it must qualify under one of two Tests, the Cash Value Accumulation Test (CVAT) or the Guideline Premium Test (GPT).

You choose one of these Death Benefit Qualification Tests on your application. If no Death Benefit Qualification Test is chosen, we will confirm the desired Death Benefit Qualification Test selection with your life insurance producer. Your Death Benefit Qualification Test determines the following:

● Premium limitations

● Amount of Minimum Death Benefit

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher than Guideline Premium Test	Generally lower than CVAT
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy.
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 If you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. See the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus for more information on how cost of insurance charges are calculated.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that generally, cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

● The Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

● Face Amount is $100,000

● Accumulated Value at the date of death is $25,000

● Total premium paid into the Policy is $30,000

● The Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Minimum Death Benefit Percentage of 185% of the Accumulated Value)

● The Minimum Death Benefit under the Cash Value Accumulation Test is $50,000 (assuming a Cash Value Accumulation Test Minimum Death Benefit Percentage of 200% of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,793.89
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,785.65

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$50,000	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$50,000	$99,793.89
Option C	Total Face Amount plus premiums less distributions	$130,000	$50,000	$104,785.65

On December 27th, 2020, changes were made to the U.S. tax code as part of the federal Consolidated Appropriations Act, 2021 (H.R. 133) See the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus. This affected the Minimum Death Benefit Factor for CVAT calculations for policies entered into after January 1, 2021. The calculations above reflect these changes. Please refer to your policy specifications for the CVAT factors that would be used in calculating the Minimum Death Benefit under your policy. Minimum Death Benefit Factors for Guideline Premium Test policies are not affected by this change.

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

● $138,750 for the Guideline Premium Test

● $150,000 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,521.22
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,711.45
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,521.22

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$150,000	$74,753
Option B	Total Face Amount plus Accumulated Value	$175,000	$150,000	$99,711
Option C	Total Face Amount plus premiums less distributions	$130,000	$150,000	$74,753

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum, periodic payments under the Benefit Distribution Rider or we may make other options available in addition to the single check option. See the OPTIONAL RIDERS AND BENEFITS - Benefit Distribution Rider section in this prospectus.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

If required by state law, we will pay interest on the Death Benefit Proceeds from the date of death to the date the claim is paid at a rate not less than the rate payable for funds left on deposit that is in effect on the date of death which, will vary by state. See the APPENDIX: STATE LAW VARIATIONS – TIMING OF PAYMENTS, FORMS AND REQUESTS section in this prospectus.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state. Once the Death Benefit Proceeds are paid to a state, any subsequent claim by a designated Beneficiary must be made with the applicable state. For more information, check with the state to whom the Death Benefit Proceeds were paid.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]

The Total Face Amount

The Face Amount of your Policy and any Rider providing Coverage on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance, and Coverage charge.

Your Policy’s Face Amount is made up of one or more of the following types of Coverage:

1. Basic Face Amount – the Face Amount under the Policy

2. Face Amount under SVER Term Insurance Rider – Corporate (SVER)

3. Face Amount under the Annual Renewable Term Rider (ART)

4. Face Amount under the Scheduled Annual Renewable Term Rider (S-ART)

Your Policy must have a Basic Face Amount. You may also select SVER, S-ART and ART Coverage at Policy issue. These riders are described in Optional Riders and Benefits.

Each type of Face Amount you select creates a Coverage Layer. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Face Amount. The Policy’s Total Face Amount is the sum of the Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges.

If you request a decrease in Face Amount, the Coverage charge will not change and the cost of insurance charge may decrease since the Face Amount decrease may affect the Net Amount At Risk.

Charges and Contract Values, Note (N-6) [Text Block]

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a Supplemental Schedule of Coverage for benefits and premiums.

● You can change the Face Amount as long as the Insured is alive.

● You must send us your Written Request while your Policy is In Force.

● Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

● Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

● If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for information about making withdrawals.

● We can refuse your request to make the Face Amount less than $1,000.00. We may waive this minimum amount in certain situations, such as group or sponsored arrangements.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy, SVER rider (if available), or ART rider. Each increase will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

● The Insured must be Age 90 or younger at the time of the increase.

● You must give us satisfactory Evidence of Insurability.

● Each increase you make to the Face Amount must be a minimum of $25,000.

● Each increase in Face Amount may have an associated cost of insurance rate and Coverage charge.

● We reserve the right to limit Face Amount increases to one per Policy Year.

● A requested increase in Face Amount will terminate the Flexible Duration No-Lapse Guarantee Rider. See the OPTIONAL RIDERS AND BENEFITS – Flexible Duration No-Lapse Guarantee Rider section in this prospectus.

Term Increases in Face Amount

Your Policy may be issued with the Scheduled Annual Renewable Term Rider (S-ART). Under this rider there may be scheduled annual renewable term insurance coverage increases in Face Amount, under the S-ART Rider. In this Rider, a scheduled increase is referred to as a Term Increase. All Term Increases will be shown in the Policy Specifications. Future Term Increases will not require future medical underwriting, but may in some instances require financial underwriting. Financial underwriting generally includes a review of the Insureds earned income and net worth in relation to the amount of life insurance coverage requested.

A Term Increase in S-ART Coverage will increase the Face Amount of the existing Coverage Layer.

There is a cost of insurance charge associated with each such Term Increase that has gone into effect and continues to be in effect. Such cost of insurance charge is part of the Monthly Deduction for the Policy and is calculated the same as that for other Coverage Layers, subject to maximum cost of insurance Rates that are the same as those applicable to the initial Coverage Layer. The monthly Cost of Insurance Rates are shown in the Policy Specifications. There is also a guaranteed Coverage charge associated with each Term Increase. The guaranteed Coverage charge is based on the current S-ART Face Amount. There is no surrender charge associated with a Term Increase.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy, the SVER Rider, the S-ART Rider or the ART Rider when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer. If there are Basic, SVER, S-ART and ART Coverage Layers with the same Coverage Layer Date, we will increase the ART first, then the S-ART, then the SVER, and finally the Basic Face Amount.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

● We do not allow decreases during the first Policy Year

● You may only request one decrease per Policy Year

● The Policy’s Face Amount must be at least $1,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

● Unless you have told us otherwise in writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

● To return part of your premium payments to you if you have chosen the Guideline Premium Test, or

● To make distributions from the Accumulated Value, which may be taxable. For more information, please see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

If there is a decrease in Total Face Amount, the Coverage charge will not change and the cost of insurance charge may decrease since the Face Amount decrease may affect the Net Amount At Risk. No surrender charge is imposed on a Face Amount decrease.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will reduce the Face Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to eligible Coverage Layers to the most recent eligible increases you made to the Face Amount first and then to the Initial Face Amount.

If more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any S-ART Rider Coverage Layer first, then any ART Rider Coverage Layer, then any SVER Coverage Layer and then the Basic Face Amount of any Policy Coverage Layer.

If you elected an accelerated death benefit rider, any accelerated Death Benefit payments made under a rider will decrease the Total Face Amount. You can find specific information about this decrease in the applicable rider description which can be found in the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

Item 11. Other Benefits Available (N-6) [Text Block]

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the FEE TABLE section.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restriction/Limitations
Dollar Cost Averaging	Allows you to make scheduled transfers between Variable Investment Options.	Standard

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

First Year Transfer	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.	Standard	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.
Fixed Option Interest Sweep	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.	Standard

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Portfolio Rebalancing	Allows you to make automatic transfers among the Variable Investment Options according to your allocation instructions.	Standard

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new allocation instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Automated Income Option	Allows you to make scheduled withdrawals or loans from the Policy.	Standard

● This option is available for use after the 7th Policy Anniversary.

● The Policy must have a minimum Net Cash Surrender Value of $50,000 to start withdrawals or loans under this option and cannot be a Modified Endowment Contract.

● Withdrawals or loans can be scheduled monthly or annually.

● Each withdrawal or loan must be at least $500 for monthly or $1,000 for annual.

● Withdrawals or loans will be taken from each Investment Option in proportion to the Accumulated Value in each Investment Option.

● Any additional withdrawal or loan made that is not part of this option will cause this option to cancel and delay in restarting a new schedule under this option.

Scheduled Indexed Transfer Program	Allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options.	Standard

● Must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

● Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payments allocations have occurred.

Annual Renewable Term Rider	Provides term insurance on the Insured.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insured’s Age 90 or younger at issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

Scheduled Annual Renewable Term Rider	Provides for scheduled increases in term insurance on the Insured generally without the requirements for future medical underwriting.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Does not provide term insurance at Policy issue, only as scheduled on certain Policy Anniversaries.

● Any increase request for future scheduled term insurance may be subject to evidence of insurability and is subject to our approval.

● The amount of scheduled term insurance under this rider is limited based on age of the insured.

Annual Renewable Term Rider – Additional Insured	Provides term insurance on the Insured’s immediate family.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Insured’s immediate family must be age 90 or younger at Policy issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

SVER Term Insurance Rider - Corporate	Provides term insurance on the Insured with the potential for a higher cash surrender value via a termination credit.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Policy must be owned by a corporation, trust, or individual (when part of an employer-sponsored arrangement).

● A termination credit may not be paid if Policy is surrendered in connection with the purchase of a replacement policy or the Policy owner upon surrender is a life insurance company and is different than the original policy owner on the application.

● Any increase request face amount under the rider may be subject to evidence of insurability and is subject to our approval.

● The percentages and related amounts that the termination credit is based on may be reduced.

Flexible Duration No-Lapse Guarantee Rider

Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Cash Surrender Value is insufficient to cover the total monthly deduction, provided that the No-Lapse Guarantee Value less any Policy Debt is greater than zero.

Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available if Insured is at least age 18 and is no older than age 90 at Policy issue.

● At the initial purchase and during the entire time that you own this rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options section in this prospectus or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Total Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premiums paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Short-Term No-Lapse Guarantee Rider	Protects the Policy from lapsing for a specified guaranteed period of time due to poor Policy performance.	Standard

● Automatically issued on your Policy if Insured is Age 79 and younger and Death Benefit Option A or B is chosen at Policy issue.

● Guarantee period ranges from 5 to 20 years based on Insured’s age at Policy issue.

● Benefit will be provided if a certain amount of premium is paid each Policy month.

● The no-lapse guarantee is in effect as long as the No-Lapse Credit less Policy Debt is equal to greater than zero. The No-Lapse Credit depends on a number of factors and is affected by Policy loans, premiums, and withdrawals.

● Benefit will terminate if any rider added to the Policy has charges.

Overloan Protection 3 Rider	Provides Policy lapse protection if Policy debt through a Standard Loan is greater than the Accumulated Value, resulting in the Policy being overloaned.	Standard

● Automatically issued on your Policy if eligibility requirements are met.

● Additional one-time cost at exercise of benefit.

● Benefit cannot be exercised during the first 15 Policy years, before the Insured is Age 75, the Policy has entered the Grace Period, or if Death Benefit Option B or C was elected (can change to Option A to exercise benefit).

● Once exercised, no premiums, withdrawals, loan repayments (other than loan interest due), a Policy benefit change or addition at your request, or transfers at your request between Investment Options may occur.

● If the Rider is exercised, all Accumulated Value in the Investment Options and Segment Maturity Value of any Indexed Account at Segment Maturity will be transferred to the Fixed Account.

● If the Rider is exercised, any Premier LTC, Premier Living Benefit 2, Premier Living Benefit, and Terminal Illness Riders will terminate and increases in Face Amount that are scheduled to take effect after exercise of this Rider will be cancelled.

Premier LTC Rider	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Subject to the eligibility and other conditions described in the rider. Some of the conditions include the Insured being certified as a chronically ill individual, meeting the 90-day Elimination Period before benefits are payable, and obtaining written consent for benefit payments by any assignee or irrevocable Beneficiary.

● This Rider will not pay for care or services under certain circumstances as outlined in the Rider.

● Cannot be added to a Policy that was issued with Premier Living Benefit Rider or the Premier Living Benefit Rider 2.

● Payments are made monthly.

● Chronic Illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income Option or other systematic distribution program will be discontinued.

Premier Living Benefits Rider 2	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual or a terminally ill individual.	Standard

● Must be elected at Policy issue.

● Not available for Policies issued in California.

● Cannot be issued with the Terminal Illness Rider.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic or terminal illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic or terminal illness benefits.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronically ill benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● Terminal illness must be certified by a licensed physician (not the insured, owner, beneficiary, or relative).

● Once the Rider is exercised, we will not allow any requested increases in benefits under the Policy or any Riders.

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Premier Living Benefits Rider	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.	Standard

● Must be elected at Policy issue.

● Only available for Policies issued in California.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● Benefits may be requested once every 12-month period.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Terminal Illness Rider	Provides access to a portion of the Policy death benefit proceeds if the Insured has been certified as a terminally ill individual.	Optional

● Must be elected at Policy issue.

● Not available for Policies issued with the Premier Living Benefits Rider 2.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a terminal illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for terminal illness benefits.

● Terminal illness must be certified by a licensed physician (not the Insured, Owner, or Immediate Family Member).

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy Debt, Loan Account, Loan Account Value, and any surrender charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Benefit Distribution Rider	Allows all or a portion of the Policy’s death benefit proceeds to be paid as a series of periodic payments.	Optional

● Must be elected at Policy issue.

● Owner must make certain payout elections (percentage of death benefit proceeds, payment duration, and payment frequency) on the Policy application.

● Ability to request unscheduled increases or changes to payout elections may be restricted if certain riders (e.g. accelerated death benefit riders) are attached to the Policy.

● Upon death of the Insured, the beneficiary may not change any rider elections.

Conversion Rider	Allows you to convert eligible coverages into a new Policy.	Standard

● Automatically added at Policy issue.

● If the Policy’s Face Amount has been increased and that resulted in insurance coverage with Risk Classes that differ from the Policy’s original insurance coverage, the new Policy will be issued with the Risk Class of the most recent insurance coverage added.

● If exercised, a new Policy will be issued and any insurance coverage under this Policy will terminate.

OPTIONAL RIDERS AND BENEFITS

There are optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the riders available with the Policy, or about other kinds of life insurance policies offered.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the rider or benefit. We will add any rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are various Riders available under this Policy and some provide similar benefits. See the table in the OTHER BENEFITS AVAILABLE UNDER THE POLICY section above. The following provides brief information about the term coverage Riders, no-lapse guarantee Riders, and accelerated death benefit Riders available under this Policy since there are more than one of the same type.

Term Coverage Riders

This Policy offers four term coverage riders. The Riders are Annual Renewable Term Rider, Scheduled Annual Renewable Term Rider, Annual Renewable Term Rider - Additional Insured, and SVER Term Insurance Rider - Corporate.

Annual Renewable Term Rider. This Rider provides term insurance on the Insured and renews annually. You may request unscheduled and scheduled increases or decreases in the Face Amount provided by the Rider. Any increase will be subject to satisfactory evidence of insurability. Term insurance may be provided at Policy issue.

Scheduled Annual Renewable Term Rider. This Rider provides term insurance on the Insured and renews annually. You may schedule increases in Face Amount provided by the Rider, without providing any future satisfactory evidence of insurability, prior to Policy issue. Term insurance is not provided at Policy issue and is only provided as scheduled on certain Policy Anniversaries.

Annual Renewable Term Rider – Additional Insured. This Rider provides term insurance on members of the Insured’s immediate family and renews annually. You may request in increase in the Face Amount provided by the Rider. Any increase will be subject to satisfactory evidence of insurability.

SVER Term Insurance Rider – Corporate. This Rider provides term insurance on the Insured and renews annually. The Policy must be owned by a corporation, trust, or individual (when part of an employer-sponsored arrangement) which meet an annual aggregate premium requirement of $50,000 annually. You may request an increase in the Face Amount provided by the Rider. Each increase will be subject to satisfactory evidence of insurability.

Complete information about each Rider is below.

No-Lapse Guarantee Riders

This Policy currently offers three no-lapse guarantee riders. The Riders are the Flexible Duration No-Lapse Guarantee Rider, the Short-Term No-Lapse Guarantee Rider, and the Overloan Protection 3 Rider.

Flexible Duration No-Lapse Guarantee Rider. The no lapse guarantee under this Rider can cover the lifetime of the Insured and is designed to provide no-lapse protection for a period longer than the Short-Term No-Lapse Guarantee Rider. This Rider provides that the Policy and any optional benefits you have elected will remain In Force even if the Policy’s Net Accumulated Value is insufficient to cover the total monthly deduction, provided that the No Lapse Guarantee Value less any Policy Debt is greater than zero.

Short Term No-Lapse Guarantee Rider. The no lapse guarantee under this Rider is designed to last for a certain guarantee period as long as certain minimum premiums are paid. This Rider provides that the Policy and any optional benefits you have elected will remain In Force during the guarantee period as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

Overloan Protection 3 Rider. The no lapse guarantee under this Rider is designed to prevent the Policy from lapsing when the Standard Policy Debt is greater than the Policy’s Accumulated Value resulting in the Policy being overloaned.

Complete information about each Rider is below.

Accelerated Death Benefit Riders

This Policy currently offers four accelerated death benefit Riders. The Riders are the Premier LTC Rider, Premier Living Benefits Rider 2, Premier Living Benefits Rider, and the Terminal Illness Rider.

Premier LTC Rider. This Rider is a long-term care insurance rider that provides protection from the financial impacts of requiring long-term care services due to a chronic illness by providing acceleration of all or a portion of the Death Benefit. Benefit payments are made monthly. This Rider is not available for a Policy issued with the Premier Living Benefits Rider or the Premier Living Benefits Rider 2.

Premier Living Benefits Rider 2. This Rider provides protection from the financial impacts of becoming chronically ill or terminally ill by providing acceleration of a portion of the Death Benefit. Benefit payments for a chronic illness can be made monthly or as an annual payment. Benefit payments for a terminal illness will be paid in one lump sum. This Rider is not available for Policies issued in California and is not available for a Policy issued with the Terminal Illness Rider.

Premier Living Benefits Rider. This Rider provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit. This Rider does not provide benefits for someone who is terminally ill. The benefit payments can be made monthly or in an annual lump sum. This Rider is only available for a Policy issued in California.

Terminal Illness Rider. This Rider provides protection from the financial impacts of becoming terminally ill by providing acceleration of a portion of the Death Benefit. This Rider does not provide benefits for someone who is chronically ill. The benefit payments will be paid in one lump sum. This Rider is not available if your Policy was issued with the Premier Living Benefits Rider 2.

Complete information about each Rider is below.

Annual Renewable Term Rider (ART)

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations. This Rider does not have Accumulated Value of its own and does not have any cash value. This Rider must be elected at Policy issue. There is no charge for this Rider unless you exercise it. See below for more information.

This rider has a Rider Coverage Charge and a Rider Cost of Insurance Charge. The Rider Coverage Charge is the sum of Coverage charges for each Rider Coverage Layer. The maximum monthly coverage charge for each Rider Coverage Layer will be shown on the Policy Specifications. The Rider Cost of Insurance charge is the sum of the Cost of Insurance charge for each Rider Coverage Layer and is determined as a rate per $1,000 of Net Amount At Risk. See the FEE TABLES section in this prospectus for more information on the costs associated with this Rider.

Increases or Decreases in Rider Face Amount

You may request an increase or decrease in the Rider Face Amount.

Increases. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Any elected increase in Rider Face Amount will add a new Coverage Layer. Each Coverage Layer has its own Face Amount, Risk Class, Coverage Layer Date, and associated charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge (to evaluate insurability) not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase.

Decreases. Each decrease will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Coverage charge is assessed in order to recover the expense of issuing coverage on the Policy. A Rider Face Amount decrease will not decrease its Coverage charge because the Rider’s Coverage is based on the at coverage issue Face Amount of the Rider. If the Face Amount of this Rider is decreased, then the most recently added Coverage Layer will be decreased or eliminated in the following order:

● The Face Amount of any scheduled annual renewable term rider (e.g. S-ART);

● The Face Amount of this Rider;

● The Face Amount of any other rider that contributes to the Total Face Amount (e.g. SVER RIDER); and

● The Face Amount of Basic Life Coverage under the Policy.

Rider Termination

The Rider will terminate on the earliest of

● Your Written Request;

● The date the Policy is no longer In Force;

● The date the Rider Face Amount decreases to zero; or

● The death of the Insured.

Reinstatement

If the Policy lapses and is later reinstated, then this Rider will also be reinstated as long as this Rider was in effect on the date the Policy was no longer In Force.

Conversion

This Rider is not convertible.

Example

A Policy is issued to an Insured at age 45, with a Face Amount of $250,000. The Policy also included $20,000 of term insurance under this Rider which increases the Face Amount to $270,000. The Rider charges (Rider Coverage Charge and Rider Cost of Insurance) are added to the Monthly Deductions. At age 50, the Insured requests $15,000 of additional term insurance under the Rider and submits evidence of insurability. The increase is approved by us and the additional term insurance is added to the Policy increasing the Face Amount to $285,000 ($250,000 under the base Policy plus $35,000 under the Rider).

Scheduled Annual Renewable Term Rider (S-ART)

The S-ART Rider provides for scheduled annual renewable term insurance Coverage in Face Amount without future medical underwriting. In this Rider, a scheduled increase is referred to as a Term Increase, and is scheduled for a particular Policy Anniversary, as shown in the Policy Specifications. The Face Amount contributes to the Total Face Amount, and consequently to the

Death Benefit, of the Policy. This Rider does not have Accumulated Value of its own and does not have any cash value. This Rider must be elected at Policy issue.

A Term Increase is a future increase in the Face Amount of this rider. Each Term Increase will increase the Face Amount of the Rider Coverage Layer. Once a Term Increase goes into effect, it becomes part of the Rider Face Amount.

This Rider provides no term insurance at the time of policy issue. If you wish to have term insurance coverage at the time of policy issue, you must purchase another rider such as the Annual Renewable Term Rider (ART).

The guaranteed monthly cost of insurance rates will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

This Rider has a Coverage charge that varies by Coverage year and Rider Face Amount. Any increase or decrease in the Rider’s Face Amount will impact the Coverage charge. The guaranteed monthly Coverage charges will be shown in the Policy Specifications. We currently do not impose the Coverage charge for this Rider.

This Rider also has a Rider Charge that will be shown in your Policy Specifications. See the FEE TABLES section in this prospectus for more information on the costs associated with this Rider.

The Rider is available subject to the following:

● The maximum Term Increase at attained ages 0-79 is 20% of the Total Face Amount before the increase.

● The maximum Term Increase at attained ages 80-94 is 5% of the Total Face Amount before the increase.

● Increases will not be scheduled beyond attained age 94.

● Each increase is an increase to the Coverage Layer at issue, and does not create a new Coverage Layer.

● The cost of insurance charges will increase as a result of the increase in the Policy’s Net Amount At Risk.

You may request an increase or decrease in the schedule of future Term Increases by providing a written request. Any increase to the Face Amount of the Term Increases may be subject to evidence of insurability and is subject to our approval. If you reject a Term Increase that has been approved, all future Term Increases may be forfeited. For any change in Term Increases, we will send you a Supplemental Schedule of Coverage to reflect the change.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your written request

● The date the Rider or the Policy ceases to be In Force

● The death of the Insured.

If the Policy is reinstated, any Term Increases that would have occurred during the time the Policy was lapsed will be forfeited. Term Increases that are scheduled to occur after the reinstatement of the policy and rider will be handled as if the Policy had never lapsed.

This Rider may be included on a policy with or without the ART Rider.

This Rider differs from the ART rider in a number of ways, including:

● You may schedule Increases in Face Amount with this Rider without creating a new Rider coverage layer, however, this Rider does not add additional insurance coverage at Policy issue.

● Scheduled increases in Face Amount for this Rider do not require additional medical underwriting after issue however, if there is a requested change in the amount of scheduled increases additional underwriting may be required

● Increases in Face Amount for this Rider may only occur on policy anniversaries

● COI rates and charges for this Rider currently differ from the COI rates and charges for the ART Rider

Example

A Policy is issued to an Insured at age 45, with a Face Amount of $250,000. Prior to Policy issue, the Insured scheduled two future increases to occur over the first ten Policy years which will not require evidence of insurability. The scheduled increases will occur on the third and sixth Policy Anniversary. No term insurance is added to the Policy at issue. No unscheduled term insurance increases are allowed under the Rider.

On the third Policy Anniversary, there is a scheduled increase in Face Amount by adding $10,000 of term insurance under this Rider. This increases the total Face Amount to $260,000 ($250,000 under the base Policy plus $10,000 under the Rider). A Rider Coverage charge will now be deducted each month for the coverage added.

On the sixth Policy Anniversary, there is a scheduled Increase of $15,000 of term insurance under this Rider. This increases the total Face Amount to $275,000 ($250,000 under the base Policy plus $25,000 under the Rider – including the previous scheduled increase on the third Policy Anniversary). The Rider Coverage charge will increase due to the additional term insurance added.

Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance equal to the Rider Face Amount on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person. This Rider does not have Accumulated Value and does not have any cash value. This Rider must be elected at Policy issue. We do assess a charge for this Rider. The current Rider charge is $0.01-$83.34 per $1,000 of Rider Face Amount.

Rider Terms

Additional Insured – means the person named as the Insured under this Rider.

Primary Insured – means the person named as the Insured under the Policy.

Rider Coverage Layer – a layer of insurance coverage under this Rider. There may be one or more Rider Coverage Layers. Each Rider Coverage Layer has its own Face Amount, Risk Class, Coverage Layer Date, and set of charges as shown in the policy specifications.

Rider Face Amount – the sum of the Face Amounts of all Rider Coverage Layers under this Rider.

Increase or Decrease of Rider Face Amount

You may request an increase or decrease of the Rider Face Amount.

You may submit an application to increase the Rider Face Amount. Your application must include Evidence of Insurability satisfactory to us and is subject to our approval. The effective date of the increased Rider Face Amount will be the first Monthly Payment Date on or next following the date all required conditions are met or any other date you request and we approve. We reserve the right to limit increases to one per policy year and to charge a fee to evaluate insurability. Upon approval of any such increase, we will send you a Supplemental Schedule of Coverage.

You may request a decrease in the Rider Face Amount by Written Request, one time per Policy Year. The decrease will be effective on the Monthly Payment Date on or next following the date we approve your Written Request. The Rider Face Amount and associated Rider Charges will be decreased in order, beginning with decreases to any requested increase in Rider Face Amount and followed by decreases in the initial Rider Face Amount.

Death of Additional Insured

Upon receipt of satisfactory evidence of the Additional Insured’s death, such as a certified copy of the death certificate or other lawful evidence providing equivalent information, the Rider Face Amount will be paid to the Additional Insured’s designated beneficiary. If no beneficiary has been designated, then the Rider Face Amount Proceeds will be paid to the Owner of the Policy.

Upon payment of the Rider Face Amount Proceeds, this Rider will terminate.

Rider Face Amount Proceeds

The Rider Face Amount Proceeds (“Proceeds”) is the amount payable upon the Death of the Additional Insured. We will pay the Proceeds within two months after we receive, at our Administrative Office, the following:

● Satisfactory evidence of the Additional Insured’s death as described in Death of the Additional Insured;

● Proof of the claimant’s legal interest in the proceeds (see below); and

● Sufficient evidence that any legal impediments to payment of Proceeds that depend on parties other than us have been resolved. Legal impediments to payment include, but are not limited to (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; (c) submission of information required to satisfy state and federal reporting requirements; and (d) conflicting claims.

When we receive notice of a potential claim, we will provide a Claim Form to the claimant. The claimant shall submit a completed and signed Claim Form and a certified copy of the death certificate for the Additional Insured. If you do not receive a Claim Form after notifying us of an Additional Insured’s death, please contact us at (800) 347-7787 or contact your life insurance producer.

We will pay interest on the Proceeds from the date of the Additional Insured’s death at a rate not less than the Minimum Annual Interest Rate for Funds Left on Deposit, shown in your Policy Specifications. If payment of Proceeds is delayed more than 31 calendar days after we receive satisfactory evidence of the Additional Insured’s death, we will pay Death Benefit Proceeds Additional Interest annually, at the rate shown in the Policy Specifications beginning with the 31st calendar day referenced above. Rider Face Amount Proceeds are paid as a lump sum unless you choose another payment method.

Conversion

This Rider may be converted to a new Policy on the life of the Additional Insured, either:

● Upon termination of the Policy due to death of the Primary Insured under the Policy (see below);

● At any time before the Additional Insured becomes Age 65, as long as the Rider is In Force; or

● During the first two years this Rider is In Force regardless of the Additional Insured’s Age.

Once we are notified of the Primary Insured’s death, we will provide written notice regarding the additional coverage and that the Additional Insured may convert their coverage to an individual policy without providing evidence of insurability.

The Face Amount for this Rider will be cancelled on the issue date of any new policy. The Face Amount of the new policy will be the same as, or lower than, the Face Amount of this Rider, provided that such Face Amount is at least equal to the minimum issue amount at the time of conversion. At the time of conversion, the new policy will be based on a plan of permanent life insurance that we make available for this purpose and will be issued using the same Risk Class or, if the same Risk Class is not available, using an available Risk Class that is equivalent to the Risk Class of this Rider. The new policy will be issued at our published rates which apply for the Additional Insured’s Age on the issue date of the new policy. Riders will not be included in the new policy without our consent.

Termination

The Rider will terminate on the earliest of:

● Your Written Request;

● The date the Rider Face Amount Proceeds are paid;

● The date the Additional Insured becomes Age 121; or

● The date the Policy is no longer In Force, except if death of the Primary Insured occurs while the Policy is In Force, this Rider will remain in effect after the Policy is no longer In Force until the first Monthly Payment Date on which the Rider charges cannot be deducted from the Policy’s Accumulated Value.

Reinstatement

If the Policy lapses and is later reinstated, then as long as this Rider was in effect on the date the Policy was no longer In Force, this Rider may also be reinstated. To reinstate this Rider, we will require Evidence of Insurability satisfactory to us that the Additional Insured is insurable in at least the same Risk Class as when the Policy was issued.

Example

A Policy is issued to an Insured at age 45, with a Face Amount of $250,000. The Insured also used this Rider to add term insurance on the Insured’s spouse, who is age 46. The term insurance for the Spouse is $20,000. Since term insurance under this Rider was added, Rider charges will be incurred and will be part of the charges incurred each month. In Policy year 5, the Insured requested an increase in term insurance of $10,000 for the Insured’s spouse. Evidence of insurability will be required for the requested increase. Upon approval, there will be $30,000 of term insurance coverage for the spouse.

SVER Term Insurance Rider – Corporate

(This Rider is called “SVER Term Insurance – 3 Rider” in your Policy.)

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher cash surrender value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually. This Rider has no cash values. This Rider must be elected at Policy Issue.

Rider Terms

Rider Coverage Layer – a layer of insurance coverage under this Rider. Any elective increase in Rider Face Amount will create a new Rider Coverage Layer and each layer has its own Face Amount and set of charges, among other factors.

Rider Credit – an amount that may be added to the Policy’s Net Cash Surrender Value.

Rider Face Amount – the sum of the Face Amounts of all Rider Coverage Layers under this Rider.

Rider Charges

The Rider charges will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

● The Rider Coverage charge;

● The Rider cost of insurance charge; and

● The Rider credit charge. This charge continues no longer than the termination credit charge period shown in the policy specifications.

See the FEE TABLES section in this prospectus for more information on the costs associated with this Rider.

How This Rider Works

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Rider Face Amount, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Rider Face Amount. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit (as described below) will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. Rider Credit - If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

● The Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax-free exchange under Section 1035 of the Tax Code; or

● The Owner at the time of Policy surrender is a life insurance company and is different than the original Owner on the Policy application.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Rider Face Amount. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Coverage charge is assessed in order to recover the expense of issuing the coverage on the Policy. A Rider Face Amount decrease will not decrease its Coverage charge because the Rider’s Coverage is based on the at coverage issue Face Amount of the Rider. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Corporate Face Amount.

Termination Credit

There are two components to the termination credit:

● First, an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

● Second, a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

The termination credit added to your Net Cash Surrender Value, if you surrender your Policy, is calculated in two parts, and is the sum of the two calculations (Part 1 and Part 2 below), except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

A = The termination credit percentage; and

B = The termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E – (F/G)), where:

C = The termination credit factor;

D = The lesser of 60 and the number of whole Policy months that have elapsed since the Policy Date;

E = The maximum annual termination credit basis;

F = The sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed since the Policy Date.

The initial termination credit percentage schedule, the termination credit factor, and the maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

Termination Credit Basis - The termination credit basis is the lesser of (a – c) or (b – c), where:

a = The total amount of premiums paid on the Policy;

b = The maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed since the Policy Date; and

c = The total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

● (A) = 13.25%

● (B) = $50,000

● (C) = 0.50%

● (D) = 60

● (E) = $10,000

● (F) = $50,000

● (G) = 5

Termination Credit Part 1 = 13.25% × 50,000 = $6,265

Termination Credit Part 2 = 0.50% × 60 months × (10,000 – (50,000/5)) = $0

The total of Termination Credit Part 1, or $6,265, and Termination Credit Part 2, or $0, will result in the addition of $6,265 to the Policy’s Net Cash Surrender Value.

Rider Termination

This Rider will terminate on the earliest of:

● Your Written Request to terminate the Rider;

● The date the Rider Face Amount is reduced to zero;

● The date the Policy is no longer In Force; or

● The death of the Insured.

Rider Reinstatement

If the Policy lapses and is later reinstated, then as long as this Rider was in effect on the date the Policy ceased to be In Force, this Rider will also be reinstated.

Flexible Duration No-Lapse Guarantee Rider (FDNLG)

This Rider provides a no-lapse guarantee that the Policy and any optional benefits you have selected will remain In Force for a period you have selected even if the Policy’s Net Accumulated Value (Accumulated Value less any Policy Debt) is not enough to cover the Monthly Deductions due. As long as the No-Lapse Guarantee under this Rider is in effect, the Policy will not enter the Grace Period and lapse. This Rider must be elected at Policy issue. We assess a monthly charge for this Rider.

If you elect the FDNLG Rider, it will be in effect when we issue the Policy. The Rider cannot be added after the Policy Issue Date.

Rider Eligibility

You are eligible to elect the Rider if:

● The Insured is age 90 or younger at Policy issue and is not juvenile (Insured’s age at Policy issue is at least 18).

● At initial purchase and during the entire time that you own this Rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options. See the APPENDIX: FUNDS AVAILABLE UNDER THIS POLICY – Allowable Investment Options section in this prospectus. You may contact us at any time for information on the allowable Investment Options.

We may add or remove allowable Investment Options at any time. Following a change, your current allocation of Accumulated Value may not comply with our revised allocation requirements for the Rider. As a result, you will be required to reallocate your Policy Accumulated Value to the revised allowable Investment Options in order to maintain the Rider benefits. We have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Our right to add or remove allowable Investment Options may limit the number of Investment Options that are otherwise available to you under the Policy. Please discuss with your life insurance producer if this Policy and Rider are appropriate for you given our right to make changes to the allowable Investment Options.

We may make such a change due to a fund reorganization, fund substitution, fund liquidation, or to help protect our ability to provide the guarantees under the Rider (for example, changes in an underlying Fund’s investment objective and principal investment strategies, or changes in general market conditions). If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value to comply with the new Rider allocation requirements, your Rider will terminate.

We will send you written notice in the event any transaction made by you will cause the Rider to terminate for failure to invest according to the investment allocation requirements. However, you will have at least 20 calendar days starting from the date of our written notice, to instruct us to take appropriate corrective action to continue the Rider. If you take appropriate corrective action and continue the Rider, the Rider benefits and features available immediately before the terminating event will remain in effect.

Rider Terms:

Net Basic Premium –equals the Basic Premium reduced by applicable fees and charges.

Basic Fund –receives Net Basic Premium, less any withdrawals or accelerated death benefit payments.

Excess Fund –receives Net Excess Premium, less any withdrawals or accelerated death benefit payments.

Excess Premium –equals the portion of each Premium Payment received in a Policy year in excess of the Basic Premium.

Excess Premium Load-an amount equal to the Excess Premium multiplied by the Excess Premium Load rate which is 10%. This load is not deducted from any premium made under the Policy and is used only as a factor for determining benefits under this Rider.

No-Lapse Premium Load-an amount equal to the Premium Payment multiplied by the No-Lapse Premium Load rate which is 6.10%. This load is not deducted from any premium made under the Policy and is used only as a factor for determining benefits under this Rider.

Optional Benefit Charges – are equal to the sum of the charges, if any, for each optional benefit attached to the Policy. The charges incurred for those optional benefits are used in the calculation to determine the No-Lapse Guarantee Value for this Rider. See the No-Lapse Deduction subsection below. This is only used to determine benefits under this Rider is not a charge deducted from the Accumulated Value.

Rider Charge Effect on Policy Values

There is a monthly charge for the FDNLG Rider. The charge is deducted from your Policy’s Accumulated Value as a Monthly Deduction. This charge does not reduce your No-Lapse Guarantee Value. The Rider Charge is shown in the Policy Specifications and equals a monthly rate per dollar of Policy Net Amount at Risk (Rider Charge). Currently, the charge rate is $0.00-$0.16 per $1,000 of Net Amount of Risk.

Example:

Assumptions:

● Policy’s Net Amount at Risk is $80,000

● Rider Charge Deduction is 0.0001

Then the Rider Charge associated with the FDNLG rider is $8 ($80,000 × 0.0001).

No Lapse Guarantee Value

The duration of the guarantee under the FDNLG rider can cover the lifetime of the Insured. The duration of the FDNLG Rider is determined by the No Lapse Guarantee Value. The guarantee is in effect as long as the Net No-Lapse Guarantee Value (No Lapse Guarantee Value less any Policy Debt) is greater than zero.

The No-Lapse Guarantee Value is equal to the sum of the Basic Fund, the Excess Fund and the No-Lapse Guarantee Loan Account Value. The Basic Fund contains the Net Basic Premium and is credited with an Accumulation Amount that can range from a 2% to 6% annual rate, based on issue age and duration. The Excess Fund contains the Net Excess Premium and is credited with an

Accumulation Amount based upon a 2% annual rate. The No-Lapse Guarantee Loan Account Value is equal to the Loan Account Value on your Policy.

Note: The No-Lapse Guarantee Value is tracked only for the purpose of determining if the No Lapse Guarantee is in effect. The value, including any Accumulation Amounts added to the No-Lapse Guarantee Value, is not added to the Policy’s Accumulated Value, and as such cannot be withdrawn or loaned against, and is not used in the determination of the Death Benefit or to any other benefit under the Policy.

Example:

Assumptions:

● Policy 1 elected FDNLG Rider at issue

o Basic Fund is $11,000 before no-lapse deductions

o Excess Fund is $0 before no-lapse deductions

o No-Lapse Guarantee Loan Account Value is $9,000

o Upcoming monthly no-lapse deduction of $1,000

● Policy 2 did not elect FDNLG Rider at issue

● For both policies:

o Accumulated Value of $10,000 before monthly deductions

o Policy Debt of $9,000

o Surrender charge of $500

o Upcoming monthly deduction of $1,000

o Withdrawal of $200

Result:

● Both policies have a Net Accumulated Value of -$700 ($10,000 - $9,000 - $500 - $1,000 - $200) after the monthly deduction

● Policy 1 remains in force because Net No-Lapse Guarantee Value is greater than $0 even though Net Accumulated Value is less than $0.

● Policy 1 has a Net No-Lapse Guarantee Value of $300 ($11,000 - $9,000 - $500 - $1,000-$200) after the monthly deduction

● Policy 2 enters the Grace Period since Net Accumulated Value is less than $0.

Basic and Excess Fund under the Rider

The Basic and Excess Fund are an accumulation of policy premiums, withdrawals, and loans. While the Basic Fund may become negative, the Excess Fund will never be less than zero. Both the Basic Fund and the Excess Fund are increased and reduced as described below.

1. Net Basic Premiums are added to the Basic Fund; Net Excess Premiums are added to the Excess Fund,

2. No Lapse Deductions reduce the Excess Fund, and then the Basic Fund,

3. Accumulation Amounts are added to the Basic Fund and Excess Fund,

4. Any withdrawal of policy Accumulated Value will reduce the Excess Fund and then the Basic Fund, including any policy fees, and

5. Policy Loans will reduce the Excess Fund and then the Basic Fund.

Net Premium is allocated to the Basic Fund and Excess Fund as follows:

● Net Basic Premium is the higher of the premium up to the Annual Premium Threshold for the Policy Year, as described in the Policy Specifications, or the amount needed to bring any negative Basic Fund back to zero. This amount is reduced by the No-Lapse Premium Load and added to the Basic Fund.

● Net Excess Premium is any premium in excess of the Basic Premium. Excess Premium is reduced by the No-Lapse Premium Load and the Excess Premium Load and added to the Excess Fund. Please note, the No-Lapse Premium Load and the Excess Premium Load are only used to determine the benefits provided by this Rider – they are not assessed against any premium made under the Policy or against the Policy’s Accumulated Value.

Example:

Assumptions:

● Annual Premium Threshold for the current year is $10,000

● Premium Received is $15,000

● Basic fund is positive

● No Lapse Premium Load is 6.10%

● Excess Premium Load is 10%

The Net Basic Premium and Net Excess Premium are calculated as follows.

● Basic Premium is $10,000 (lesser of $10,000 and $15,000). Net Basic Premium of $9,390 [$10,000 × (1-6.10%)] will be added to the Basic Fund.

● Excess Premium is $5,000. Net Excess Premium of $4,195 [$5,000 × (1 – 6.10% - 10%)] will be added to the Excess Fund

Example:

Assumptions:

● Annual Premium Threshold for the current year is $10,000

● Premium Received is $15,000

● Basic Fund is -$12,207.

● No Lapse Premium Load is 6.10%

● Excess Premium Load is 10%

The Net Basic Premium and Net Excess Premium are calculated as follows.

● Basic Premium is $13,000. The Net Basic Premium is $12,207 [$13,000 × (1-6.10%)], which, when added to the Basic Fund, brings the Basic Fund to zero.

● Excess Premium is $2,000. Net Excess Premium of $1,678 [$2,000 × (1 – 6.10% - 10%)] will be added to the Excess Fund

No-Lapse Deduction

The No-Lapse Deduction is an amount that is deducted first from the Excess Fund until the Excess Fund is reduced to zero and then from the Basic Fund. The No-Lapse Monthly Deduction is the greater of the No-Lapse Monthly Charge Deduction or the Alternative No-Lapse Monthly Deduction, as described below.

No-Lapse Monthly Charge Deduction. The No-Lapse Monthly Charge Deduction is described in the Policy Specifications and includes the following:

● The No-Lapse Coverage Charge

● The No-Lapse Administrative Charge

● Optional Benefit Charges, if any (applies to the Annual Renewable Term Rider, Flexible Duration No-Lapse Guarantee Rider, Scheduled Annual Renewable Term Rider, SVER Term Insurance Rider-Corporate, Overloan Protection 3 Rider, Annual Renewable Term Rider - Additional Insured, and/or Premier LTC Rider as applicable)

● Transactional policy fees and charges, if any

● The No-Lapse Cost of Insurance Charge.

Alternative No-Lapse Monthly Deduction. The Alternative No-Lapse Monthly Deduction is also described in the Rider Specifications and includes:

● Optional Benefit Charges, if any

● Transactional policy fees and charges, if any

● The Alternative No-Lapse Cost of Insurance Charge.

Example:

Assumptions:

● Basic Fund before No-Lapse Deduction is $9,000

● Excess Fund is $3,500

● No-Lapse Monthly Charge Deduction is $3,000

● Alternative No-Lapse Monthly Deduction is $4,000.

Then the Basic and Excess Funds are reduced as follows:

● The No-Lapse Deduction is $4,000 (the greater of $3,000 and $4,000)

● Excess Fund will be reduced to $0

● Basic Fund to $8,500.

No-Lapse Accumulation Amount

The No-Lapse Accumulation Amount is an amount that is added to the Basic Fund and the Excess Fund as follows.

● The Basic Fund No-Lapse Accumulation Amount is added to the Basic Fund. It is equal to the Basic Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the No-Lapse Accumulation Factor as shown in the Policy Specifications. If your Basic Fund is negative, the accumulation will further reduce your Basic Fund. The No-Lapse Accumulation Factor is 0.002466, which is equivalent to an annual rate of 3%.

● The Excess Fund No-Lapse Accumulation Amount is added to the Excess Fund. It is equal to the Excess Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the Excess Accumulation Factor as shown in the Policy Specifications. The Excess Fund Accumulation Factor is 0.0016516, which is equivalent to an annual rate of 2%

Example:

Assumptions:

● Basic Fund is $8,500, after premiums and no-lapse deductions.

● Excess Fund is $2,500, after premiums and no-lapse deductions

● No Lapse Accumulation Factor is 0.002466

● Excess Fund Accumulation is 0.0016516

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

● Basic Fund Accumulation Amount is $20.96, and the Basic Fund is $8,520.96

● Excess Fund Accumulation Amount is $4.13, and the Excess Fund is $2,504.13.

Example:

Assumptions:

● Basic Fund is -$5,000, after premiums and no-lapse deductions.

● Excess Fund is $0, after premiums and no-lapse deductions

● No Lapse Accumulation Factor is 0.002466

● Excess Fund Accumulation is 0.0016516

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

● Basic Fund Accumulation Amount is -$12.33, and the Basic Fund is -$5,012.33.

● Excess Fund Accumulation Amount is $0, and the Excess Fund is $0.

Loan Effects on Rider

Loans have an effect on the No Lapse Guarantee Value

● Any new loan, including any loan interest that is added to the loan on an anniversary, will be added to the No-Lapse Guarantee Loan Account Value and will reduce the Excess Fund and then the Basic Fund.

● Any loan repayment will be added to the Basic Fund only to the extent that the Basic Fund is negative. Otherwise, it will be added to the Excess Fund.

Important considerations

The growth of your No-Lapse Guarantee Value depends on a number of factors including, but not limited to, the amount of premium you pay, the timing of your premium payments and any Policy changes. Any modification you make to the originally planned timing of or amount of premium paid and any Policy changes will affect the duration of the No-Lapse Guarantee provided by the Rider. Before making any change to the Policy, please request and review a current Illustration.

This Rider will terminate if an increase in Face Amount under the Policy is elected. Please work with your life insurance producer before making any requests to increase the Face Amount under the Policy.

If your Net No-Lapse Guarantee Value is equal to or less than zero, the benefits under this rider will not be in effect. However, you can restore the no-lapse guarantee benefit by making a premium payment or a loan repayment in an amount sufficient to make your Net No-Lapse Guarantee Value positive.

Some examples of things you should consider:

1. If you defer a payment, you will not receive the Accumulation Amount associated with that premium in the Basic and Excess Fund. If such a deferral would cause your No Lapse Guarantee Value to be negative, you will have to make a sufficient payment to bring the Basic Fund to positive, including any negative Accumulation Amounts.

2. If you defer payments and then try to “catch up” with a single large payment, that payment may be split into a Basic and Excess Premium based on the Annual Premium Threshold. Any premium allocated to the Excess Fund will have lower Accumulation Amounts associated with it.

3. If you take a policy loan, your Basic Fund may be reduced. A loan repayment may not recover the value deducted from the Basic Fund, but instead could be added to the Excess Fund.

4. Any withdrawal will reduce the Excess and Basic Fund. However, a subsequent premium payment will be affected both by the Annual Premium Threshold and the Basic and Excess fund accumulation amounts, plus associated No-Lapse and Excess Premium Loads.

5. You have the ability to increase the duration of your FDNLG rider by paying higher premiums, subject to the Annual Premium Threshold.

Rider Termination

The Rider will terminate on the earliest of:

● Your Written Request;

● Policy Surrender;

● The date the Policy is no longer In Force,

● Allocation into any Investment Option that is not an allowable Investment Option and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider;

● Upon electing an increase in Face Amount;

● The end of the Maximum No-Lapse Guarantee Period, as shown in the Policy Specifications; or

● The date when the Net No-Lapse Guarantee Value and the Net Accumulated Value are both less than or equal to zero and the Policy lapses (see the YOUR POLICY’S ACCUMULATED VALUE – Lapsing and Reinstatement section in this prospectus).

Reinstatement

This Rider may not be reinstated if it was terminated before the date the Policy was no longer In Force. Otherwise, this Rider will reinstate on the date that the Policy is reinstated.

Short-Term No-Lapse Guarantee Rider

This Rider provides for the continuation of death benefit coverage for a specified guarantee period, if certain minimum premiums under the Rider are paid, even if the Policy’s Net Accumulated Value is zero. There is no additional fee for this Rider.

Rider Eligibility

The Rider is available at Policy issue for Insureds Age 79 and younger and if you choose either Death Benefit Option A or Option B when applying for your Policy. This Rider is automatically added to the Policy if eligibility conditions are met.

Rider Terms

Net Accumulated Value – the Policy Accumulated Value less any Policy Debt.

No-Lapse Guarantee Period – the time during which we guarantee the death benefit will remain In Force as long as the guarantee under this Rider is in effect. This period begins on the Policy Date and will not re-start if insurance Coverage is added or increased. This period end date ranges from 5 to 20 years based on the Insured's age at Policy issue.

No-Lapse Guarantee Premium – is an annual amount used during the No-Lapse Guarantee Period to determine the No-Lapse Credit (defined in the How the Rider Works section below). The No-Lapse Credit is used to determine if the guarantee under this Rider is in effect. The No-Lapse Guarantee Premium in effect as of the Policy Date is shown in the Policy Specifications. The No-Lapse Guarantee Premium is calculated such that it covers sufficient future Monthly Deduction under the Policy. The No-Lapse Guarantee Premium may change. Any increase in Face Amount, scheduled or not, or addition or increase in insurance Coverage will cause an increase in the No-Lapse Guarantee Premium. A decrease in Face Amount or in other insurance Coverage will not cause a decrease in the No-Lapse Guarantee Premium. If the No-Lapse Guarantee Premium changes as a result of such a change, we will inform you of the amount of the changed No-Lapse Guarantee Premium.

How the Rider Works

This Rider guarantees that the Policy will continue in effect until the end of the No-Lapse Guarantee Period (which ranges from 5 to 20 years based on the Insured's age at Policy issue) shown in the Policy Specifications if you pay a premium by the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium.

The Policy will also continue in effect under this Rider if flexible premium payments are made as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

The No-Lapse Credit is used to determine if the guarantee under this Rider is in effect. It is calculated at the beginning of each Policy month during the No-Lapse Guarantee Period. The No-Lapse Credit as of the Policy Date, which is also the first Monthly Payment Date, is equal to the premium paid less one-twelfth of the No-Lapse Guarantee Premium. On any other Monthly Payment Date, the No-Lapse Credit is equal to:

● The No-Lapse Credit as of the prior Monthly Payment Date multiplied by (i), where:

– i = no greater than 1.00327374 if the No-Lapse Credit is negative; otherwise,

– i = 1.00000;

● Plus premiums received since the prior Monthly Payment Date;

● Less withdrawals taken since the prior Monthly Payment Date; and

● Less one-twelfth of the then current No-Lapse Guarantee Premium.

Example

Assumptions

● No Lapse Premium is $838.61

● No Lapse Credit on the prior Monthly Payment Date is $1,000

● Withdrawal Amount taken since prior Monthly Payment Date is $500

● Premium Payment made on the current Monthly Payment Date is $100

Since the No Lapse Credit is positive,

the No Lapse Credit is $530.12 ($1,000 * (1.00000) + $100 - $500 - $838.61/12).

End of Example

For the guarantee under this Rider to be in effect, the No-Lapse Credit less Policy Debt must be equal to or greater than zero.

If the guarantee under this Rider has become ineffective because the No-Lapse Credit less Policy Debt is less than zero, the guarantee under this Rider may be brought back into effect by paying additional premium equal to the amount of premium necessary after deduction of the Premium Load so that the No-Lapse Credit less Policy Debt is equal to or greater than zero (the “Catch-Up” premium).

If the guarantee under this Rider is in effect, and if your Policy would lapse in the absence of this Rider due to insufficient Net Accumulated Value (the Accumulated Value less Policy Debt), to cover the Monthly Deductions due, the Policy will not enter the Grace Period and will not lapse during the specified guaranteed period. Instead, the Policy will continue under the guarantee provided by this Rider and it will stay In Force as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

If the Policy is continued under the guarantee provided by this Rider, then the Policy has no Net Accumulated Value from which Monthly Deductions can be collected. Any such uncollected amounts are accumulated without interest and the result is called the Monthly Deductions Deficit. Any net premium received when the Policy is continued under the guarantee provided by this Rider will first be used to reduce the Monthly Deductions Deficit. After the Monthly Deductions Deficit is reduced to zero, any excess will be applied to the Accumulated Value, as described in your Policy. If you want to keep your Policy In Force at the end of the Guarantee Period, you must make a payment sufficient to reduce the Monthly Deductions Deficit to zero. In such case, any excess will then be applied to the Accumulated Value, as described in your Policy.

Example

Assumptions:

● Policy is within No-Lapse Guarantee Period

● Policy Debt of $10,000

● Policyholder has paid a premium at the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium

● Upcoming Monthly deduction = $2,000

Result:

● Policy Net Cash Surrender Value after monthly deductions will fall below $0 to -$1,000 ($11,000 - $10,000 - $2,000).

● Policy does not enter the Grace Period since policyholder has paid sufficient premium to meet the minimum No-Lapse Guarantee premium requirement.

End of Example

Effect on Other Riders

If the Policy is continued under the guarantee provided by this Rider, any attached Riders will continue or end according to their respective terms.

Rider Termination

This Rider will end on the earliest of:

● Your Written Request;

● If you add any Rider after Policy issue that has charges;

● The date when the No-Lapse Credit and the Net Accumulated Value are both less than zero, unless a Catch-Up premium is made; or

● At the end of the Guarantee Period.

Rider Reinstatement

If the Policy has lapsed and you later wish to reinstate it, you will need to satisfy the reinstatement conditions described in the Policy. Upon Policy reinstatement we will bring forward any Catch-Up Amount and any Monthly Deductions Deficit, without interest. Any Catch-Up Amount existing at the time of lapse will need to be paid upon Policy reinstatement if you wish the Short-Term No Lapse Guarantee Benefit provided under this Rider to be in effect. See Lapsing and Reinstatement – Reinstating a lapsed Policy.

Example

Assumptions:

● Policy is within No-Lapse Guarantee Period

● Accumulated Value of $11,000 before monthly deductions

● Policy Debt of $10,000

● Policyholder has paid a premium at the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium

● Upcoming Monthly deduction = $2,000

Result:

● Policy Net Cash Surrender Value after monthly deductions will fall below $0 to -$1,000 ($11,000 - $10,000 - $2,000).

● Policy does not enter the Grace Period since policyholder has paid sufficient premium to meet the minimum No-Lapse Guarantee premium requirement.

Overloan Protection 3 Rider

The Rider guarantees that your Policy will not lapse if the Policy Debt is greater than the Policy’s Accumulated Value, resulting in it being overloaned. On or after the earliest exercise effective date, if all Rider Exercise Requirements have been met you may exercise the Rider by submitting a Written Request. This Rider is automatically issued on your Policy if eligibility requirements are met. There is no charge for this Rider unless you exercise it. See below for charge information.

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the Grace Period.

Rider Exercise Requirements

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise the Rider and all exercise requirements have been met. The earliest exercise effective date is shown in the Policy Specifications. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

● The Death Benefit Option is Option A. If your policy does not meet this prerequisite, you must change your Death Benefit Option to Death Benefit Option A, by Written Request, prior to Rider exercise. Changes to your Death Benefit Option take effect on the Monthly Payment Date next following your Written Request. Such changes will modify your Total Face Amount and, as a result, this Rider may impact your ability to meet all the exercise conditions described below.

● There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

● The Policy Debt is greater than the Total Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

● There are no projected forced distributions of Accumulated Value for any Policy Year.

● The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

● The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

● Other than this Rider and any term insurance rider on the Insured that contributes to the Total Face Amount of the policy, any Riders in effect with regularly scheduled charges will be terminated. Additionally, any accelerated death benefit rider will terminate upon exercise of this Rider. Any increases in Face Amount that are scheduled to take effect after exercise of the Rider will be cancelled. The policy must not be in the Grace Period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

2. Upon each Index Account Segment's Maturity, reallocate the Segment Maturity Value into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

3. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s sex, Risk Class and Age as applicable at the time the Rider is exercised. If you never exercise the Rider, there is no charge for it. After you exercise the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

A hypothetical example

For a male standard nonsmoker, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by overloan.

After the Rider is exercised, the Policy’s Minimum Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in the DEATH BENEFITS section in this prospectus.

Rider Termination

This Rider will terminate on the earliest of the following events:

● The Policy terminates;

● You make a Written Request to terminate the Rider; or

● If, after the exercise effective date:

● Any premium is paid

● Any withdrawal is taken

● Any loan repayment is made, other than for loan interest due

● Any Policy benefit is changed or added at your request

● Any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

Possible Tax Consequences

You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax advisor as to the tax risks associated with this Rider.

Example

A Policy is issued to an Insured age 55 with a Face Amount of $250,000, Death Benefit Option A and the Guideline Premium Test was elected. This Rider is automatically added to the Policy at issue. There is no charge for this Rider until it is exercised. During the first 17 years of the Policy, the Insured makes additional premium payments, withdrawals and takes out loans. Over the next 3 Policy years, the Insured takes out additional loans on the Policy. This loan activity increases the total amount of loans which now exceed the Policy’s Accumulated Value, however, the Accumulated Value is still positive.

The Insured decides to exercise this Rider. Upon exercise, the one-time Rider charge will be assessed. No more loans, premium payments, or withdrawals will be allowed while this Rider is in effect. As long as the Rider stays in effect, the Policy will not lapse even if the Accumulated Value is insufficient to cover any Policy charges.

Premier LTC Rider

(This Rider is called “Accelerated Death Benefit Rider for Long-Term Care” in your Policy)

The Premier LTC Rider (LTC Rider) is a long-term care insurance rider that provides benefits for Covered Services incurred for Adult Day Care, Assisted Living Care, Home Health Care, Hospice Care, and Nursing Home Care. The Rider accelerates all or a portion of the Policy’s Death Benefit if you become Chronically Ill. You can only elect the LTC Rider at Policy issue. The Rider allows the Policy Owner to accelerate the Policy’s death benefit proceeds as a monthly benefit for Covered Services while the Insured is Chronically Ill and receiving Qualified Long-Term Care Services at an approved location as prescribed under a Plan of Care, subject to the limitations, exclusions and eligibility conditions defined in the Rider (see the Limitations, Exclusions and Eligibility Conditions for Benefits subsection below).  We assess a monthly charge for the Rider. For more information, please see the APPENDIX: STATE LAW VARIATIONS section in this prospectus. This Rider must be elected at Policy Issue.

This Rider cannot be added to any policy that has the Premier Living Benefit Rider 2 attached. You may elect both the Terminal Illness Rider and the LTC Rider at policy issue, as long as the Insured meets the eligibility requirements for each rider.

If you choose to exercise the Rider, at the time we pay any benefit payment, we will reduce your Policy’s Death Benefit by an amount greater than the benefit payment itself, as described in the Rider. Other Policy values, including but not limited to Accumulated Value and Total Face Amount will be reduced pro rata.

30-Day Right to Examine

The Owner has 30 days from the day this Rider is received to examine and return it to us if the Owner decides not to keep this Rider.  The Owner does not have to tell us the reason for returning this Rider.  The Rider can be returned to us at our Administrative Office or to the Producer through whom it was bought.  If you wish to cancel the Rider without cancelling the Policy, you must return the Policy and this Rider to us so that we can send you back the Policy without this Rider.  We will refund, as a credit to the Policy, the full amount of any Rider Charges paid within 30 days of such a Rider return and the Rider will be void from the start.

Rider Charge

We assess the LTC Rider Charge on each Monthly Payment Date and deduct it from the Policy’s Accumulated Value. The current charge for this Rider is $0.01-$1.15 per $1,000 of LTC Net Amount at Risk. The maximum monthly charge for this Rider is equal to (a × b) where:

(a) Is the Maximum Monthly LTC Rider Charge Rate as shown in the Policy Specifications divided by 1000; and

(b) Is the LTC Net Amount at Risk.

During any Claim Period, we will waive any LTC Rider Charges that would occur as part of the Policy Monthly Deduction. Any LTC Rider Charges will also be waived when calculating any waiver of charges coverage on the Policy. The charges will resume when the Claim Period is no longer in effect. Rider charges will apply during any Elimination Period.

A hypothetical example of a Maximum Monthly LTC Rider Charge Calculation:

Assume the following:

● Policy Death Benefit is $1,000,000

● LTC Coverage Amount is $750,000

● Policy Net Amount at Risk (NAR) is $948,351

● Maximum Monthly LTC Rider Charge rate per $1000 of LTC NAR is 0.3426

LTC NAR = $711,263.25. The LTC Net Amount of Risk (NAR) is calculated on each Monthly Payment Date as [a × b] ÷ c where:

(a) Is the LTC Coverage Amount;

(b) Is the Policy’s Net Amount at Risk; and

(c) Is the Policy’s Death Benefit.

LTC Rider Charge = [Maximum Monthly LTC Rider Charge Rate ÷ 1000] x LTC NAR = $243.68

Rider Terms

Acceleration Percentage – an amount used to calculate Policy and Rider values after a benefit payment and after the corresponding reduction to the Policy’s Total Face Amount. It is calculated after each benefit payment as the LTC Benefit Amount divided by the Policy Death Benefit prior to the benefit payment.

Activities of Daily Living – generally include the following self-care functions:

● Bathing oneself

● Continence

● Dressing oneself

● Feeding oneself

● Getting oneself to and from the toilet

● Transferring oneself into or out of a bed, chair or wheelchair.

The Rider attached to your Policy contains more detailed information about these self-care functions.

Adjusted LTC Coverage Amount – the amount used to calculate the Maximum Monthly Benefit Payment Amount. If no benefits have been paid under the Rider, the Adjusted LTC Coverage Amount is equal to the LTC Coverage Amount. Any decrease to LTC Coverage Amount will also decrease the Adjusted LTC Coverage Amount by the same dollar amount, except that the Adjusted LTC Coverage Amount will not be reduced for a benefit payment under this rider. We do not allow increases to the Adjusted LTC Coverage Amount.

Assessment –an evaluation done in the United States by a Licensed Health Care Practitioner to determine or verify that the Insured is a Chronically Ill Individual.

Assisted Living Care – personal/custodial monitoring and assistance with Activities of Daily Living provided in a residential setting in an Assisted Living Facility.

Assisted Living Facility – a facility that is licensed or certified or complies with the state’s facility licensing requirements to engage primarily in providing ongoing Assisted Living Care and related services as described in the Rider.

Chronically Ill Individual – an Insured who has been certified in writing as:

● Being unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual for a period of at least 90 days due to a loss of functional capacity; or

● Requiring substantial supervision by another person for protection from threats to the Insured’s health or safety due to a Severe Cognitive Impairment as described in the Rider.

Claim Forms – we will provide Claim Forms for the filing of a Proof of Loss when we receive the notice of claim. If the Owner, Insured or Insured’s Representative does not receive the necessary Claim Forms within 15 days, a Proof of Loss can be filed without them by sending us a letter which describes the occurrence, the character and the extent of the loss for which the claim is made. That letter must be sent to us at our Administrative Office within the time noted below under Proof of Loss.

Claim Period- an uninterrupted period of time during which benefits are being paid under this Rider. The Claim Period for an occurrence begins on the date a benefit payment is made. After the final benefit payment for an occurrence is made, the Claim Period terminates at the end of the day prior to the next Monthly Payment Date.

Confinement or Confined – an Insured who is a resident in a Nursing Home Facility, an Assisted Living Facility or a Hospice Care Facility for a period for which a room and board charge is made.

Covered Services – the types of Qualified Long-Term Care Services the Insured must receive and must be prescribed under a Plan of Care in order to qualify for a benefit to be payable under this Rider.

Elimination Period –the total number of days that the Insured is a Chronically Ill Individual before benefits are payable. The Elimination Period is 90 days for all covered services. The Elimination Period must only be met once; any subsequent claim will not be subject to a new Elimination Period

Home Health Care –medical and non-medical services, provided to ill, disabled or infirm persons by a Home Health Care Agency in their residences.

Home Health Care Agency –an entity that is licensed or certified to provide Home Health Care for compensation by the state in which it operates and employs staff who are qualified by training or experience to provide such care.

Hospice Care –services designed to provide palliative care and alleviate the Insured’s physical, emotional and social discomforts if he or she is Terminally Ill and in the last phases of life.

Hospice Care Facility –a facility that is appropriately licensed or certified to provide Hospice Care in the state in which it operates.

Immediate Family Member – the Insured’s Spouse and the parents, brothers, sisters and children of either the Insured or the Insured’s Spouse by blood, adoption or marriage.

In Good Order – the date the applicable Elimination Period has been completed and all of the requirements under the eligibility conditions for the payment of benefits under this Rider have been met and verified by us.

Licensed Health Care Practitioner – a physician, a registered professional nurse, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of the Treasury of the United States. A Licensed Health Care Practitioner must reside in the United States and cannot be you or an Immediate Family Member.

LTC Coverage Amount – the total benefits payable under the Rider, adjusted for certain policy transactions as further described in LTC Coverage Amount.

LTC Net Amount at Risk (NAR) – the LTC NAR is calculated on each Monthly Payment Date as (a) multiplied by (b) divided by (c) where:

 (a) Is the LTC Coverage Amount;

 (b) Is the Net Amount at Risk of the Policy; and

 (c) Is the Death Benefit of the Policy.

Maintenance or Personal Care Services – means any care the primary purpose of which is the provision of needed assistance with any of the disabilities as a result of which the Insured is a Chronically Ill Individual. This includes protection from threats to health and safety due to Severe Cognitive Impairment.

Minimum LTC Coverage Amount – the minimum amount of long term care coverage available under the Rider; generally $50,000 but varies by state and is shown in your policy specifications.

Minimum Premium Requirements – if your Policy has minimum earnings benefits, any Minimum Premium Requirement is reduced on the date of the claim by an amount equal to the Minimum Premium Requirement prior to the benefit payment multiplied by the

Acceleration Percentage. The total premium paid used to meet any Minimum Premium Requirement is reduced on the date of the claim by an amount equal to the total premium paid prior to the benefit payment multiplied by the Acceleration Percentage.

Monthly Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service and in effect on the date any LTC Benefit is effective, multiplied by the Maximum Per Diem Limitation Percentage shown in the Policy Specifications then multiplied by 30. The IRS releases updated Per Diem Limitations annually.  Current Per Diem Limitations can be found on the IRS’ website at www.irs.gov. You may also contact us at our Life Insurance Operations Center to request a quote for the current Limitations.

Nursing Home Care –nursing care and related services provided on an in-patient basis by a Nursing Home Facility.

Nursing Home Facility – a facility or distinctly separate part of a hospital or other institution that is appropriately licensed or certified or complies with the state’s facility licensing requirements to engage primarily in providing Nursing Home Care to inpatients under a planned program supervised by a Physician.

Option C Amount – if Death Benefit Option C is elected, the Option C Amount is the Policy’s Total Face Amount plus premiums paid, less any withdrawals (WD) or other distributions and is subject to Death Benefit Option C Limit as described in the Policy Specifications.

Physician – a doctor of medicine or osteopathy legally authorized to practice medicine and surgery by the state in which he or she performs such function or action (as defined in Section 1861(r)(1) of the Social Security Act).

Plan of Care – a written individualized plan of services which is appropriate and consistent with the Health Insurance Portability and Accountability Act of 1996 (“HIPAA”). An approved Plan will be consistent with the care needs that were verified during the process of establishing that the Insured is a Chronically Ill Individual.  When we have received all information required to verify the Plan of Care, which will include the proposed provider of long term care services, we will generally complete the verification process within ten business days of the date of the claimant’s benefit eligibility approval.

Proof of Loss – written Proof of Loss is information satisfactory to us that describes and confirms that the Insured has met the eligibility requirements for the payment of benefits. We will request Proof of Loss; we may require Proof of Loss from the Insured on a monthly or per occurrence basis. An occurrence is an uninterrupted period of time during which the Insured is claiming benefits under this Rider. If the Insured recovers, but later opens a new claim, the subsequent claim will be considered a new occurrence. You must provide written Proof of Loss within 90 days after the occurrence or commencement of any loss covered for which benefits are claimed. However, we will still consider a claim if it was not possible to secure proof within the 90-day time frame and you provided the Proof of Loss as soon as reasonably possible thereafter. Except in the absence of legal capacity, we will not consider an expense to be a Covered Expense if Proof of Loss for that expense is furnished more than one year after the date the proof is otherwise required.

Qualified Long-Term Care Services – services that meet the requirements of Section 7702B(c)(1) of the Internal Revenue Code of 1986, as amended, as follows: necessary diagnostic, preventative, therapeutic, curing, treating, mitigating and rehabilitative services, and Maintenance or Personal Care Services which are required by a Chronically Ill Individual and are provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.

Severe Cognitive Impairment – means a deficiency in an individual’s short or long-term memory, orientation as to person, place and time, deductive or abstract reasoning, or judgment as it relates to safety awareness.

Terminally Ill – means the Insured has a life expectancy of 12 months or less, as certified by a Physician.

Limitations, Exclusions and Eligibility Conditions for Benefits

To receive the Rider Benefit, you must satisfy the following conditions:

● A Licensed Health Care Practitioner certifies the Insured as being a Chronically Ill Individual;

● The Insured receives care that is a Covered Service under this Rider and care is provided pursuant to a written Plan of Care;

● Coverage under this Rider is In Force on the date(s) the care is received;

● Any assignee or any irrevocable Beneficiary under the Policy must provide written consent to payment of benefits;

● The applicable Elimination Period has been satisfied.

If the Insured recovers from a Chronic Illness and the LTC Coverage Amount has not been exhausted, a new claim may be initiated, subject to the same eligibility requirements that applied to the initial claim. However, the Elimination Period will already have been satisfied. Benefits for subsequent claims will be calculated in the same manner as they were for the initial claim.

You must elect to accelerate benefits under the Policy by making a claim for benefits under this Rider. If the entire Death Benefit under the Policy is accelerated under the terms of this Rider, the Policy will terminate.

Certain pre-existing condition limitations apply. A pre-existing condition is any condition for which the Insured received medical advice or treatment in the six months preceding the LTC Rider Effective Date. If the Insured is Confined for a pre-existing condition that was disclosed in the application, that condition is considered a covered expense and the Elimination Period will begin on the

Rider Effective Date. We will not pay benefits for a Confinement due wholly or in part to a pre-existing condition which is not disclosed in the application if the need for services begins during the first six months after the Rider Effective Date.

The Rider will not pay benefits for:

● Care or services provided by the Insured’s Immediate Family unless:

● He or she is a regular employee of an organization which is providing the treatment, service or care; and

● The organization receives the payment for the treatment, service or care;

● Care or services for which no charge is made in the absence of insurance;

● Care or services that result from an attempt at suicide (while sane or insane) or an intentionally self- inflicted injury;

● Care or services that result from alcoholism or drug addiction;

● Care or services that result from committing or attempting to commit or participating in a felony, riot or insurrection;

● Care or Services received outside the United States unless the initial and any annual renewal certifications are completed by a Licensed Health Care Practitioner.

● Care or services that result from active duty in the armed forces of any nation or international government or units auxiliary thereto, or the National Guard;

● Care or services that result from war or any act of war, whether declared or undeclared;

● Treatment provided in a government facility (unless current or future law requires that this Rider provide coverage);

● Services for which benefits are available under Medicare or other governmental program (except Medicaid), any state or federal workers’ compensation, employer’s liability or occupational disease law, or any motor vehicle no-fault law; or

● Services received while this Rider is not In Force, except as provided in the Extension of Benefits provision.

LTC Coverage Amount

The LTC Coverage Amount is the maximum amount of benefits payable under this Rider. The initial LTC Coverage Amount is shown in the Policy Specifications and is adjusted thereafter as described below. The LTC Coverage Amount will never exceed the Policy’s Total Face Amount, or, if Death Benefit Option C is in effect, the lesser of the Total Face Amount or the Option C Amount.

The LTC Coverage Amount will be decreased at the time:

● We receive your Written Request;

● We pay a benefit in accordance with the terms of the Rider;

● A withdrawal from the Policy occurs; or

● The LTC Coverage Amount is greater than the Policy’s Total Face Amount; or, if you selected Death Benefit Option C, the LTC Coverage Amount will be decreased to the lesser of the Policy’s Total Face Amount or the Option C Amount.

Transaction	Reduction to LTC Coverage Amount	LTC Coverage Amount After Transaction
Benefit Payment	LTC Benefit Amount	A – B where: A is the LTC Coverage Amount before Benefit Payment; and B is the LTC Benefit Amount See Example #1 below
Withdrawal	Withdrawal /Policy Death Benefit x LTC Coverage Amount	A x ( 1- B/C) where: A is the LTC Coverage Amount before the withdrawal; B is the Withdrawal; and C is the Policy Death Benefit before the withdrawal See Example #2 below
Other reduction to the Total Face Amount (Death Benefit Option A or B is in effect)	Maximum of A or (B – C) where: A is 0; B is the LTC Coverage Amount; and C is the Policy Face Amount after the face reduction	Minimum of A or B where: A is the LTC Coverage Amount before the reduction to Total Face Amount; and B is the Total Face Amount after the reduction See Example #3 below

Transaction	Reduction to LTC Coverage Amount	LTC Coverage Amount After Transaction
Other reduction to the Total Face Amount (Death Benefit Option C is in effect)	Maximum of A or (B – C) where: A is 0; B is the LTC Coverage Amount; and C is the lesser of Policy Face Amount after the face reduction or the Option C Amount after the face reduction

Minimum of A, B or C where:

A is the LTC Coverage Amount before the reduction to Total Face Amount;

B is the Total Face Amount after the reduction;

C is the Option C Amount after the reduction to Total Face Amount

See Example #4 below

If no benefits have been paid under the Rider, the Adjusted LTC Coverage Amount is equal to the LTC Coverage Amount. Any decrease to LTC Coverage Amount will also decrease the Adjusted LTC Coverage Amount by the same dollar amount, except that the Adjusted LTC Coverage Amount will not be reduced for a benefit payment under this rider. We do not allow increases to the Adjusted LTC Coverage Amount.

Hypothetical Example #1:

Assume the following:

● LTC Coverage Amount at issue is $750,000 and Total Face Amount is $1,000,000

● LTC Benefit Amount = $10,000

Then:

LTC Coverage Amount = $740,000 ($750,000 - $10,000)

Adjusted LTC Coverage Amount = $750,000 (benefit payment does not reduce the Adjusted LTC Coverage Amount)

Hypothetical Example #2:

Assume the following:

● LTC Coverage Amount is $740,000;

● Death Benefit Option B

● Adjusted LTC Coverage Amount is $750,000,

● Total Face Amount is $1,000,000

● Accumulated Value is $50,000

● Death Benefit is $1,050,000

● Withdrawal processed for $25,000

Then:

LTC Coverage Amount after WD = LTC Coverage Amount before Withdrawal x (1 – WD/DB) = $722,380.95

This is a reduction of $17,619.05 (740,000 – 722,380.95). The same dollar amount reduces the Adjusted LTC Coverage Amount.

Adjusted LTC Coverage Amount = $732,380.95

Hypothetical Example #3:

Assume the following:

● LTC Coverage Amount is $722,380.95

● Adjusted LTC Coverage Amount is $732,380.95

● Total Face Amount is $1,000,000

If there is a policy transaction that reduces the Total Face Amount to $800,000 there is no reduction to the LTC Coverage Amount or the Adjusted LTC Coverage Amount. This is because the LTC Coverage Amount of $722,380.95 is still less than the Total Face Amount after reduction to $800,000.

If a there is a policy transaction that reduces the Total Face Amount to $600,000, then the LTC Coverage Amount is reduced to $600,000 so that the LTC Coverage Amount does not exceed the Total Face Amount. This is a reduction of $122,380.95 and this same dollar amount will reduce the Adjusted LTC Coverage Amount. The Adjusted LTC Coverage Amount after this reduction is $610,000.

Hypothetical Example #4: (Option C)

Assume the following:

● LTC Coverage Amount is $950,000

● Adjusted LTC Coverage Amount is $950,000

● Total Face Amount is $1,000,000

● DB Option C is in effect

● Cumulative Premiums = 100,000

● Cumulative Withdrawals = 150,000

The Option C Amount before the face reduction = 950,000 (1,000,000 + 100,000 – 150,000)

The Face Amount is reduced to 975,000

After this reduction to Total Face Amount, the Option C Amount is 925,000 (975,000 + 100,000 – 150,000)

Although the LTC Coverage Amount does not exceed the Total Face Amount after the reduction to the Total Face Amount, the LTC Coverage Amount does exceed the Option C Amount. Therefore, after the reduction to the Total Face Amount, the LTC Coverage Amount is reduced to $925,000. (The Adjusted LTC Coverage Amount is also reduced to $925,000).

The Rider at Exercise

The LTC Benefit Amount is the lesser of the dollar amount you requested or the Maximum Monthly Benefit Payment Amount available under this Rider. Any requested LTC Benefit Amount may not be less than the Minimum Monthly Benefit Payment Amount.

The Maximum Monthly Benefit Payment Amount is the lesser of:

● The Maximum Monthly Percentage multiplied by the Adjusted LTC Coverage Amount; or

● The Monthly Per Diem Limitation; or

● The LTC Coverage Amount.

The Maximum Monthly Percentage is the maximum percentage of the Adjusted LTC Coverage Amount that will be paid as a monthly LTC Benefit. You elect the Maximum Monthly Percentage shown in the Policy Specifications at Policy issue and cannot change it thereafter.

Provided the Policy is not in its Grace Period, the amount of the LTC Benefit Proceeds is equal to (a - b) where:

(a) Is the LTC Benefit Amount; and

(b) Is any Policy Debt immediately prior to the benefit payment, multiplied by the Acceleration Percentage.

LTC Benefit Proceeds During Policy Grace Period - If benefit payment is made while the Policy is in its Grace Period, we reduce the payment by any unpaid Monthly Deductions. The LTC Benefit Proceeds are equal to: (a – b – c) where:

(a) Is the LTC Benefit Amount; and

(b) Is any Policy Debt immediately prior to the benefit payment, multiplied by the Acceleration Percentage; and

(c) Is any Monthly Deductions due and unpaid immediately prior to the benefit payment, multiplied by 1 minus the Acceleration Percentage.

If (b + c) is greater than (a), no benefit payment will be made and the Policy will remain In Force.

A hypothetical example where the Policy is not in the Grace Period:

Assume the following:

● LTC Coverage Amount is $750,000

● LTC Benefit Amount is $10,000

● Policy Debt before the benefit payment is $5,000

● Policy Death Benefit before the LTC Benefit Amount is $1,000,000

Acceleration Percentage = 10,000 ÷ 1,000,000 = 1%

LTC Benefit Proceeds = 10,000 – (5,000 x 1%) = $9,950.00

A hypothetical example where the Policy is in the Grace Period:

Assume the following:

● LTC Coverage Amount is $750,000

● LTC Benefit Amount is $10,000

● Policy Accumulated Value is $15,000

● Policy Debt before the benefit payment is $15,200

● Monthly Deductions due and unpaid is $200

● Policy Death Benefit before the LTC Benefit Amount is $1,000,000

Acceleration Percentage = 10,000 ÷ 1,000,000 = 1%

We will reduce Policy Debt, Accumulated Value and Monthly Deductions due and unpaid each by the Acceleration Percentage (1%):

● Accumulated Value after the benefit payment is $14,850

● Policy Debt after the benefit payment is $15,048

● Monthly Deductions due and Unpaid after the benefit payment is $198.00

LTC Benefit Proceeds = $10,000 - $152 - $198 = $9,650.00

If a benefit payment is made on the Monthly Payment Date, the benefit payment will be processed before the calculation of the Policy Monthly Deductions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

● The Policy’s Total Face Amount;

● The Policy’s Accumulated Value;

● Any Alternate Accumulated Value of the Policy or any rider;

● Any Policy debt;

● Any alternate loan values;

● Any Monthly Deduction due and unpaid during a Policy Grace Period;

● For Policies with Death Benefit Option C, the sum of the premiums less withdrawals and other distributions as described in the Policy; and

● For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

For example, if the Acceleration Percentage is 2%, each of the above values is reduced by 2% as shown below:

Policy Value	Before benefit payment	Reduction (2% x Value)	After benefit payment
Total Face Amount	$500,000	$10,000	$490,000
Accumulated Value	$50,000	$1,000	$49,000
Policy Debt	$25,000	$500	$24,500
Alternate Accumulated Value	$15,000	$300	$14,700

Other values reduced by the Acceleration Percentage are reduced in a similar manner as shown in the example above.

The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider. You may not decrease the Total Face Amount starting on the date a claim is In Good Order and continuing until the end of that Claim Period.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

After reduction to your Policy’s Accumulated Value and any Policy Debt, any amount of Monthly Deductions that are due and unpaid at the time of a benefit payment are reduced by an amount equal to the Acceleration Percentage multiplied by the Monthly Deduction due and unpaid prior to the benefit payment.

Transfers of Accumulated Value during any Claim Period

Transfers from the Fixed Account or the Fixed LT Account to the Variable Investment Options are not permitted. You may transfer Accumulated Value from the Variable Investment Options to the Fixed LT Account, subject to limitations on allocations to the Fixed Options.

Other Effects on the Policy

Beginning on the date a claim is In Good Order under this Rider:

● We will not allow Death Benefit Option Changes, except for changes into Death Benefit Option A;

● We will not allow any requested increases in benefits under the Policy or any Riders; and

● We will discontinue the Automated Income Option or any other systematic distribution program in effect.

You may not request a Policy Loan or Policy Withdrawal starting on the date a claim is In Good Order and continuing until the end of that Claim Period. When a Claim Period is no longer in effect, Policy Loans and Policy Withdrawals will be available according to the terms of the Policy.

The Riders After Exercising the Premier LTC Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. Charges may be affected by the reduction in benefits and policy values. In addition:

● For any policies with term insurance that provide a termination credit (SVER Term Insurance Rider - Corporate), the termination credit basis is reduced on the date of each benefit payment by an amount equal to the value of the termination credit basis prior to the benefit payment multiplied by the Acceleration Percentage;

● For any no-lapse guarantee rider using no lapse guarantee premiums (Short-Term No-Lapse Guarantee Rider), the no-lapse premium and the no-lapse credit will be reduced on the date of each benefit payment;

● For policies with overloan protection riders (Overloan Protection 3 Rider), the overloan protection riders cannot be exercised starting on the date a claim is In Good Order and continuing until the end of that Claim Period;

● For policies with any minimum earnings benefit rider, any Minimum Premium Requirement is reduced by an amount equal to the Minimum Premium Requirement prior to the benefit payment multiplied by the Acceleration Percentage on the date of the claim.

Lapse Protection during Claim Period

During any Claim Period, the Policy and Riders will not lapse. On each Monthly Payment Date during any Claim Period, we will make a determination of the Policy’s Net Accumulated Value. If the Policy’s Net Accumulated Value is greater or equal to zero, the Net Accumulated Value will not be reduced to less than zero, except for any amount attributable to any loan or alternate loan that would otherwise reduce the Net Accumulated Value. If the Policy’s Net Accumulated Value is less than zero, the Net Accumulated Value will not be reduced further, except for any amount attributable to any loan or alternate loan that would otherwise reduce the Net Accumulated Value. Policy loans and alternate loans will continue to be processed according to the Policy and may result in a negative Net Accumulated Value. You may have to pay additional Premium to prevent your Policy and any Riders from lapsing when the Claim Period is no longer in effect. If the Insured dies during the Claim Period, we will pay the Policy’s Death Benefit as defined in the contract. If we receive notification of the Insured’s death before a benefit payment is made, we will not make the benefit payment. If we receive notification of the Insured’s death after a benefit payment is made, the benefit payment will reduce the Death Benefit proceeds payable under the Policy.

A hypothetical example with no Policy Debt:

Assume the following:

● Accumulated Value prior to Monthly Deductions or benefit payment is $1,201

● At benefit payment, Acceleration Percentage is 1%

● Accumulated Value after benefit payment, but before Monthly Deductions is $1,189

● Monthly Deductions due is $1,500

We will limit monthly deductions to $1,189 so that after the monthly deductions are assessed, the Accumulated Value is 0. The difference is “offset” and there is no requirement that this offset amount ever be repaid.

A hypothetical example with Policy Debt:

Assume the following:

● Accumulated Value prior to Monthly Deductions or benefit payment is $1,201

● Policy Debt prior to benefit payment is $500

● At benefit payment, Acceleration Percentage is 1%

● Accumulated Value after benefit payment, but before Monthly Deductions is $1,189

● Policy Debt after the benefit payment is $495

● Net Accumulated Value is $694 ($1,189 - $495)

● Monthly Deductions due is $1,500

We will limit monthly deductions to $694 so that after the monthly deductions are assessed, the Net Accumulated Value is 0. The difference is “offset” and there is no requirement that this offset amount ever be repaid. Note that loan interest charge will be added to the policy debt so that the Net Accumulated Value at the end of the month will be negative.

Rider Termination

The Rider is effective on the Rider Effective Date unless otherwise stated. It will terminate on the same date any of the following occur:

● The Insured’s death;

● The Rider is cancelled pursuant to the Owner’s request;

● Exercise of any Policy overloan protection (Overloan Protection 3 Rider);

● Any terminal illness benefit payment resulting in an Adjusted LTC Coverage Amount that is less than the Minimum LTC Coverage Amount;

● The LTC Coverage Amount is zero; or

● The Policy is terminated.

Lapse and Reinstatement

The Policy’s Lapse and Reinstatement section applies to the Rider, except as follows:

● We will provide Notice of pending lapse or termination for non-payment of premium to you and the Insured, any assignee of record and any additional designee;

● To protect the Policy and Rider against unintentional lapse, you must designate at least one additional person to receive the lapse notice or you must waive the designation in writing;

● We will waive any LTC Rider Charges that would occur as part of the Policy Monthly Deduction during any Claim Period;

● The Policy and Riders will not lapse during any Claim Period and the Policy’s Net Accumulated Value will not be reduced to less than zero, except for amounts attributable to Policy loans.

You may have to pay additional Premium to prevent your Policy and any Riders from lapsing when the Claim Period is no longer in effect.

You can reinstate your Rider under the Rider’s Reinstatement provision within six months from the end of the Grace Period and subject to our approval of your reinstatement application. A reinstated Rider will only cover loss resulting from an injury or condition that begins after the date of reinstatement. Otherwise, you will have the same rights under the Rider as you had before it terminated. If the Rider terminates while the Insured is Chronically Ill, we may reinstate coverage subject to conditions described in the Rider.

You cannot reinstate the Rider after six months from the end of the Grace Period, even if your Policy is reinstated.

Extension of Benefits

If this Rider terminates while the Insured is Confined in a Nursing Home Facility, Hospice Care Facility, or an Assisted Living Facility, benefits may be paid for such Confinement if the Confinement began while this Rider was In Force and the Confinement continues without interruption after termination. Extension of benefits stops on the earliest of:

● The date when the Insured no longer meets the eligibility for the payment of benefits requirements;

● The date the Insured is no longer Confined in a Nursing Home Facility, Hospice Care Facility, or an Assisted Living Facility; or

● The date when the LTC Coverage Amount remaining after a monthly benefit payment is zero.

This Extension of Benefits provision is subject to all provision of this rider and all applicable coverage maximums.

If benefits are continued under this Extension of Benefits provision because the Policy has lapsed, no Death Benefit will be payable to the beneficiary under the Policy.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death

Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected. See the VARIABLE LIFE INSURANCE AND YOUR TAXES- Modified Endowment Contracts and HOW PREMIUMS WORK-Limits on the Premium Payments You Can Make sections in this prospectus for more information on the relation of the Policy’s Death Benefit to premium payments and Modified Endowment Contract status.

Claims Provisions

We prefer that either you or the Insured notify us as soon as the Insured first becomes eligible and may soon need care covered by this Rider. Notify us even if you or the Insured is unsure, and we can help determine whether the Insured is eligible for benefits. To file a claim, you or the Insured may call us, notify us in writing or submit a completed Claim Form we provide.

When we receive the notice of claim, we will expect the Insured to submit a completed Claim Form. The information needed to establish the Insured’s eligibility for benefits will include:

● Certification by a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual;

● Confirmation through sufficient Proof of Loss that the Insured has incurred an expense for a Qualified Long-Term Care Service to initiate the Elimination Period; and

● A Plan of Care.

In order to ensure that the Insured continues to meet the eligibility conditions for Rider Benefits throughout the Claim Period, we reserve the right to have the Insured evaluated by our nurse, to contact the Insured’s Physician(s) or other care provider and to review the Insured’s medical records at any time during the Claim Period.

We will provide Claim Forms for the filing of a Proof of Loss when we receive the notice of claim. If you, the Insured or the Insured’s Representative does not receive the necessary Claim Forms within 15 days, you can file a Proof of Loss without them by sending us a letter describing the occurrence, the character and the extent of the loss for which the claim is made. That letter must be sent to us at our Administrative Office within 90 days following the loss for which benefits are claimed. We will not pay benefits until we verify eligibility for benefits.

Once a claim is In Good Order, benefit payments will start within 30 business days. Benefit payments will be made as long as the insured continues to meet the eligibility for the payment of benefits and our liability continues. Any periodic benefit payments will be made on a monthly basis as long as the loss and our liability continue. We pay the Benefits to you (or your designee) unless the Policy has been otherwise assigned.

If you or the Insured disagree with our decision regarding a claim, you may submit a Written Request for reconsideration of your claim within 60 days of that decision. Any internal review of claim decisions will be consistent with applicable laws and regulations. You or the Insured should submit any additional information that you or the Insured feel is necessary for our review.

Care Coordination

The Rider provides access to Care Coordination under a national long-term care services referral network via a toll-free telephone number. Care Coordination helps identify a person’s functional, cognitive, personal and social needs for care and services and can help link the person to a full range of appropriate services. Services include free consultation, Assessments and tailored information to assist in planning and implementing a Plan of Care. There is no additional charge for this service and it has no effect on the LTC Coverage Amount. This service is subject to availability and may be modified, suspended, or discontinued at any time upon thirty days written notice.

Premier Living Benefits Rider 2

(This Rider is called “Accelerated Death Benefit Rider for Chronic Illness and Terminal Illness” in your Policy.)

This Rider is only available at Policy issue and is not available for Policy’s issued in California. See Premier Living Benefits Rider below for Policy’s issued in California. In addition, this Rider is not available for Policy’s issued with the Terminal Illness Rider.

The Premier Living Benefits Rider is a chronic illness and terminal illness Rider that provides protection from the financial impacts of becoming chronically ill or terminally ill by providing acceleration of a portion of the Death Benefit.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay any Benefit payment, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to Accumulated Value and Total Face Amount will be reduced pro rata.

There is no separate premium requirement for this Rider. However, this Rider does not eliminate the need to pay premiums to keep the Policy in force. Even when receiving payment benefits under this Rider, the Owner must continue to pay any necessary premiums to avoid policy lapse.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Accelerated Death Benefit – the adjusted death benefit or portion of death benefit that is paid to a Chronically or Terminally Ill Individual.

Activities of Daily Living – generally include the following self-care functions:

● Bathing oneself

● Continence

● Dressing oneself

● Feeding oneself

● Getting oneself to and from the toilet

● Transferring oneself into or out of a bed, chair or wheelchair.

The Rider attached to your Policy contains more detailed information about these self-care functions.

Benefit Payment – the periodic or lump sum payment of the Accelerated Death Benefit proceeds.

Benefit Payment Date – the date or dates that a Benefit Payment is paid. Benefits will be paid when we confirm that the Insured has met the required conditions. See the Eligibility Conditions subsection below.

Certification of Illness – is either of the following:

● A written certification from a Licensed Health Care Practitioner that the insured is a Chronically Ill Individual who meets the conditions of this Rider. Each certification is valid for a 12-month period and must state that the Chronic Illness is expected to be permanent; or

● A written certification from a Licensed Physician that the insured is a Terminally Ill Individual who meets the conditions of this Rider. The certification must include the clinical, radiological or laboratory evidence of the condition that supports the certification.

We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner or Licensed Physician, eligibility for Benefits will be determined by a third party Licensed Health Care Practitioner or Licensed Physician who is mutually acceptable to you and to us.

Chronic Illness - a medical condition where the Chronically Ill Individual has received a certification of illness that states:

● They are permanently unable to perform at least two Activities of Daily Living without hands-on or stand-by assistance from another individual; or

● They require permanent continual supervision by another person for protection from threats to the Insured’s health or safety due to severe cognitive impairment (deficiency in short or long-term memory, orientation as to person, place, and time, deductive or abstract reasoning, or judgment as it related to safety awareness.

Chronically Ill Individual – an Insured who has been certified as having a Chronic Illness.

Initial Eligible Amount – the lesser of the Maximum Lifetime Chronic Illness Benefit or the Death Benefit, when the first Benefit Payment under this Rider is made.

Licensed Health Care Practitioner – a physician, registered nurse, licensed social worker or other individual whom the United States Secretary of the Treasury may prescribe by regulation, and resides in the United States. A Licensed Health Care Practitioner may not be the Insured, the Owner, or the Insured’s or Owner’s spouse, child, stepchild, brother or sister, parent or grandparent, or the spouse, child, stepchild, brother, sister, parent, or grandparent of any of these persons. The Licensed Health Care Practitioner must be independent of us, meaning he or she may not be our employee or be compensated in a manner that is linked to the outcome of the certification.

Licensed Physician – a physician who is licensed and residing in the United States and the physician is not the Owner, the Insured, or the Insured’s or Owner’s spouse, child, stepchild, brother or sister, parent or grandparent, or the spouse, child, stepchild, brother, sister, parent, or grandparent of any of these persons. The Licensed Physician must be independent of us, meaning he or she may not be our employee or be compensated in a manner that is linked to the outcome of the certification.

Maximum Lifetime Chronic Illness Benefit – the maximum amount of Death Benefit that you can accelerate as a Chronic Illness Benefit during the Insured’s lifetime, as shown in your Policy Specifications. The Chronic Illness Benefit will not exceed the actual death benefit at the time this Rider is exercised.

Per Diem Limitation – used in the calculation of the Chronic Illness Benefit. Either annual or monthly Benefit Payments may be elected and they are determined as follows:

● Annual Per Diem Limitation – the Per Diem Limitation as declared by the Internal Revenue Service on each Benefit Payment Date multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

● Monthly Per Diem Limitation – the Per Diem Limitation as declared by the Internal Revenue Service on each Benefit Payment Date multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 30.

Terminal Illness – A medical condition where the Terminally Ill Individual has been certified to have a life expectancy that is reasonably expected to be 12-months or less from the Benefit Date.

Terminally Ill Individual – an Insured who has been certified as having a Terminal Illness.

Eligibility Conditions – Chronic Illness or Terminal Illness

Eligibility Conditions – To receive an Accelerated Death Benefit, all the following conditions must be satisfied:

● The Policy Owner must provide a written Request for Benefits. If we need additional information, within 15 days of our receipt of the written Request for Benefits, a Benefit Form will be provided to the Insured. You must submit written proof that the Insured is either a Chronically Ill or Terminally Ill Individual.

● The Insured must provide Certification of Illness that they are either a Chronically Ill Individual or a Terminally Ill Individual, whichever applies.

● The Owner must provide us with the written consent of the assignee of record named under the Policy, if any, or the irrevocable beneficiary named under the Policy, if any.

● There is no legal requirement that the benefit be used to meet the claims of creditors, whether in bankruptcy or otherwise, and there shall be no government agency that requires the benefit to apply for, obtain, or keep a government benefit or entitlement.

● The Chronic or Terminal Illness shall not be the result of attempted suicide, or intentionally self-inflicted injury.

Request for Benefits – A written request for benefits may be for either one of the following:

● Chronic Illness Benefits – may be made at any time after the date the Insured develops a Chronic Illness as defined in this Rider. Only one request for Chronic Illness Benefits may be submitted during any 12-month period and each request must include a new Certification of Illness. Requests should also include the desired dollar amount and your election of annual or monthly benefit proceeds.

● Terminal Illness Benefits - may be made at any time after the date the Insured develops a Terminal Illness as defined in this Rider. A request should include the desired dollar amount which is paid in one lump sum.

Accelerated Death Benefit Payments and Values – Chronic Illness Benefit

The Chronic Illness Benefit is the Accelerated Death Benefit payable when the Insured is a Chronically Ill Individual who has met the Eligibility Conditions subsection referenced above.

Chronic Illness Benefit Proceeds - the amount of Chronic Illness Benefits that is payable on each Benefit Payment Date.

The Chronic Illness Benefit Proceeds are equal to a – (b x c) – (d x c), where:

a = The Chronic Illness Benefit;

b = The Policy Debt prior to the payment of the Chronic Illness Benefit;

c = The Chronic Illness Acceleration Percentage; and

d = The sum of any Monthly Deductions that are due and unpaid prior to the payment of the Chronic Illness Benefit, if the Policy is in the Grace Period.

The Chronic Illness Acceleration Percentage is equal to (a ÷ b), where:

a = The Chronic Illness Benefit; and

b = The Chronic Illness Reduction Factor multiplied by the Death Benefit on the Benefit Payment Date.

The Chronic Illness Reduction Factor is equal to (c + d) ÷ e, where:

c = 100% of the Cash Surrender Value immediately prior to the benefit payment;

d = The Chronic Illness Risk Factor (which varies based on the Insured’s attained Age, sec and Risk Class, the Accelerated Death Benefit Interest Rate, and a mortality table for disabled lives declared by us) times the result of the Death Benefit less the greater of zero or the Accumulated Value immediately prior to the benefit payment; and

e = The Death Benefit.

Election of Proceeds - The Chronic Illness Benefit Proceeds may be paid in one annual payment or in 12-monthly payments. Proceeds will be paid as an annual benefit unless you elect to receive monthly payments.

Annual Benefit Proceeds – Under this option, you may elect to receive one annual payment that will not exceed the Maximum Annual Chronic Illness Benefit Amount. A new Certification of Illness is required before each election date, which is the start of a new 12-month period. The following stipulations apply:

● The amount of Chronic Illness Benefits requested may not be less than the Minimum Annual Chronic Illness Benefit Amount shown in the Policy Specifications; and

● The amount of Chronic Illness Benefits paid will never be greater than the Maximum Annual Chronic Illness Benefit Amount.

Monthly Benefit Proceeds – Under this option, you may elect to receive proceeds in 12-monthly payments that will result in payment of the Chronic Illness Benefit Proceeds over a 12-month election period or until you cancel your request. The amount of Monthly Benefit Proceeds may vary from month to month, but will not exceed the Maximum Monthly Chronic Illness Benefit Amount (shown in the Policy Specifications) each Benefit Payment Date. A new Certification of Illness is required before each election date, which is the start of each new 12-month period however a new Request for Benefits will not be required. The following stipulations apply:

● The amount of the Chronic Illness Benefits requested may not be less than the Minimum Monthly Chronic Illness Benefit Amount shown in the Policy Specifications;

● The Chronic Illness Benefit will never be greater than the Maximum Monthly Chronic Illness Benefit Amount on that Benefit Payment Date; and

● You may not change the dollar amount of the Chronic Illness Benefits you requested.

You may cancel an election of Monthly Benefit Proceeds at any time during the 12-month period that the Monthly Benefit Proceeds are being paid. However, a new Request for Chronic Illness Benefits may not be made until 12-months after the date the prior Request for Benefits was processed. Upon canceling your election, you will not receive any remaining monthly payments due and unpaid for the current 12-month election period.

Proceeds (annual or monthly) will be paid to you (or your designee) or your estate while the Insured is still living, subject to any required acknowledgment of concurrence for payout. Upon the death of the Owner we will pay the benefit, provided the benefit is requested prior to the Owner’s death, to his or her estate. Any payment of proceeds that is made in good faith by us is deemed irrevocable. Accelerated Death Benefits are paid as described in this Rider.

The Total Accelerated Chronic Illness Benefit is equal to the amount that the Death Benefit has been reduced as a result of paying an Accelerated Death Benefit under this Rider. The Total Accelerated Chronic Illness Benefit is equal to zero at the date of issue of this Rider.

Example

Assumptions

● Accumulated Value is $150,000

● Chronic Illness Benefit is $65,000

● Death Benefit is $600,000

● Cash Surrender Value is $100,000

● Chronic Illness Factor is 48.57734%

● Policy Debt is $20,000

The Reduction Factor is 0.5309967 = [$100,000 + 0.4857734 x ($600,000 - $150,000)] ÷ $600,000.

The Acceleration Percentage is 20.40188% = $65,000 ÷ (0.5309967 x $600,000)

The Chronic Illness Benefit Proceeds is $60,919.62 = $65,000 - ($20,000 x 0.2040188)

End of Example

Accelerated Death Benefit Payment and Values – Terminal Illness Benefit

Terminal Illness Benefit Proceeds – Terminal Illness Benefit Proceeds is the amount of Terminal Illness Benefit that is payable on the Benefit Payment Date. Terminal Illness Benefit Proceeds will be paid in one lump sum and are at least equal to the Acceleration Percentage multiplied by the difference between the current Cash Surrender Value and any outstanding Policy Debt. More details about the calculation are in the Policy Specifications. We will pay the Terminal Illness Benefit Proceeds only once per Policy.

The Terminal Illness Acceleration Percentage is equal to (a ÷ b), where:

a = The Terminal Illness Benefit; and

b = The Terminal Illness Eligible Coverage on the Benefit Payment Date.

The Terminal Illness Benefit is the Accelerated Death Benefit payable when the Insured is a Terminally Ill Individual who has met the Eligibility Conditions subsection referenced above.

The Terminal Illness Eligible Coverage is the portion of the Policy Death Benefit that will qualify for determining the Terminal Illness Benefit under this Rider. The Terminal Illness Eligible Coverage is listed in the Policy Specifications. The Terminal Illness Eligible Coverage does not include:

● Any insurance under the Policy on the life of someone other than the Eligible Insured; or

● Any rider, on the Insured, that is not explicitly listed as being Terminal Illness Eligible Coverage.

Example

Assumptions:

● Eligible Coverage is $100,000

● Terminal Illness Benefit is $75,000

● Accelerated Death Benefit Interest Rate is 8%

● Cash Surrender Value is $25,000

● Policy Debt is $10,000

● Processing Charge is $0

The Acceleration Percentage is 75% = ($75,000 ÷ $100,000)

The Terminal Illness Reduction Factor is 0.92592593 = 1 ÷ (1 + 0.08)

The Terminal Illness Benefit Proceeds is $63,333.33 = [($100,000 - $25,000) x 0.92592593 + $25,000] x 0.75 - ($10,000 x 0.75) - 0

End of Example

Request for Benefits

Processing the Request for Benefits – Depending on whether a Chronic Illness Benefit or a Terminal Illness Benefit is requested, we will do one of the following on each Benefit Payment Date.

Upon request for Chronic Illness Benefits, we will:

● Calculate the Chronic Illness Benefit Proceeds;

● Verify that the Policy is not in the Grace Period. If it is, the Chronic Illness Benefit will be reduced by the amount needed to pay any portion of the Monthly Deduction due;

● Limit the Chronic Illness Benefit Proceeds to the Maximum Annual Chronic Illness Benefit Amount or Maximum Monthly Chronic Illness Benefit Amount, each shown in the Policy Specifications, as applicable; and

● Reduce Policy and Rider values as described herein.

Upon request for Terminal Illness Benefits, we will:

● Calculate the Terminal Illness Benefit Proceeds;

● Limit the Terminal Illness Benefit as shown in Terminal Illness Benefit Limitation shown in the Policy Specifications;

● Reduce Policy and Rider values as described herein; and

● Terminate any Chronic Illness Benefits.

Accelerated Death Benefits are payable immediately beginning on the Benefit Date. If payment of Accelerated Death Benefit proceeds is delayed thirty-one (31) calendar days after the Benefit Date, we will pay Death Benefit Proceeds Additional Interest as described in the Death Benefit Proceeds section of the Policy. Such additional interest rate will be applied to the Accelerated Death Benefit proceeds beginning on the 31st calendar day referenced above, to each Benefit Payment Date.

Rider Effects on Your Policy

When you exercise the Rider and we pay Benefit Proceeds, the following values will be reduced by an amount equal to the value below multiplied by the applicable Chronic or Terminal Illness Acceleration Percentage. On each Benefit Payment Date, the following values will be reduced:

● The Total Face Amount;

● The Accumulated Value;

● Any Policy Debt;

● Any Alternate Accumulated Value;

● For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

● For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

Other Rider Effects on the Policy

After we make the initial Benefit Payment under the Rider:

● You can change your Death Benefit Option, but only to Death Benefit Option A;

● We will not allow any requested increases in benefits under the Policy or any Riders;

● Policy Loan availability will continue according to Policy terms; and

● We may discontinue any systematic distribution program in effect.

Premier Living Benefits Rider 2 Effects on Other Riders

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

● If the Policy has an alternate loan under an alternate loan rider, then any alternate loan values are reduced by the Acceleration Percentage under this Rider. Alternate Policy Debt, Alternate Loan and Alternate Loan Interest Charged are all reduced on each Benefit Payment Date by an amount equal to their respective values prior to the payment of Accelerated Death Benefit proceeds, multiplied by the Acceleration Percentage.

● Face Amounts for any term insurance rider Annual Renewable Term Rider, Scheduled Annual Renewable Term Rider, and the SVER Term Insurance Rider – Corporate on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

● Termination credits for any term insurance rider on the Insured will be reduced by an amount equal to the value of the termination credit basis prior to the payment of any Benefit proceeds, multiplied by the Acceleration Percentage. If the term insurance rider contains a limited return of premiums provision, the return of premium provision would terminate upon payment of any Benefit Proceeds;

● For any no-lapse guarantee rider using no lapse guarantee premiums (Short-Term No-Lapse Guarantee Rider), the no-lapse premium and any no-lapse credit will be reduced on the date of each Benefit Payment by an amount equal to the applicable no-lapse guarantee premium or no-lapse credit prior to the payment of Benefit Proceeds, multiplied by the Acceleration Percentage;

● For any no-lapse guarantee rider that is based on a no-lapse guarantee value (Flexible Duration No-Lapse Guarantee Rider), the no-lapse guarantee value will be reduced on each Benefit Payment Date by an amount equal to the no-lapse guarantee value prior to payment of Benefit Proceeds, multiplied by the Acceleration Percentage;

● For policies with overloan protection riders (Overloan Protection 3 Rider), the overloan protection riders will terminate at the time the first Benefit Proceeds are paid;

● For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced on the date of each Benefit Payment by an amount equal to the Alternate Accumulated Value prior to the Benefit Payment multiplied by the Acceleration Percentage.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Rider Termination

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request;

● Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness while the Insured is still living;

● The date Rider benefits equal to the total Death Benefit have been accelerated;

● Exercise of an overloan protection rider (Overloan Protection 3 Rider);

● When the Rider or the Policy terminate; or

● When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Premier Living Benefits Rider

(This Rider is called “Accelerated Death Benefit Rider for Chronic Illness” in your Policy.)

This Rider is only available at Policy issue and is only available for Policy’s issued in California.

The Premier Living Benefits Rider is a chronic illness Rider that provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit in the event that you become chronically ill.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – generally include the following self-care functions:

● Bathing oneself

● Continence

● Dressing oneself

● Feeding oneself

● Getting oneself to and from the toilet

● Transferring oneself into or out of a bed, chair or wheelchair.

The Rider attached to your Policy contains more detailed information about these self-care functions.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – as defined under the federal Health Insurance Portability and Accountability Act, an Insured who has been certified in writing as:

● Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

● Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Chronic Illness Benefit.

Licensed Health Care Practitioner – a physician, registered nurse, licensed social worker or other individual whom the United States Secretary of the Treasury may prescribe by regulation. A Licensed Health Care Practitioner may not be the Insured, the Owner, or the Insured’s or Owner’s spouse or domestic partner, child or stepchild, brother or sister, parent or grandparent, or the spouse, domestic partner, child, stepchild, brother, sister, parent, or grandparent of any of these persons. The Licensed Health Care Practitioner must be independent of us, meaning he or she may not be our employee or be compensated in a manner that is linked to the outcome of the certification.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Monthly Per Diem Limitation - the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 30.

Severe Cognitive Impairment – loss or deterioration in intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia, and measured by clinical evidence and standardized tests that reliably measure impairment in the individual’s short-term or long-term memory, orientation as to people, places, or time, and deductive or abstract reasoning.

Eligibility Conditions

This Rider may be attached to only one policy per insured. If you have existing Pacific Life Policies with a chronic illness rider, you may choose to either:

1. Terminate the chronic illness rider on your existing policy, and obtain a new chronic illness rider with a newly-issued policy, if you qualify; or

2. Maintain the chronic illness rider on your existing policy, and accept any applied for life insurance, if issued, without the chronic illness rider.

You should not terminate any existing Pacific Life chronic illness rider until the new application with a chronic illness rider has been approved by Pacific Life. If an insured’s chronic illness has generated benefits under any existing Pacific Life policy, that insured does not qualify for a new chronic illness rider. Please understand that chronic illness benefits may be higher or lower based upon the policy to which it is attached. Request sample illustrations from your life insurance producer to help determine the policy configuration is appropriate for you.

To receive the Rider Benefit, you must satisfy the following conditions:

● You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

● Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

● The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

● The Benefit amount requested; and

● Your selection of an annual payment, monthly payments, or a lump sum payment. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

● The Annual Per Diem Limitation; or

● The Reduction Factor times the Eligible Accelerated Annual Death Benefit. The Reduction Factor is equal to [a + b] ÷ c where

(a) Is 100% of the Policy’s Cash Surrender Value;

(b) Is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c) Is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

● 24% of the Initial Eligible Amount; or

● The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

● The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s attained Age, sex and Risk Class, and the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

Example

Assumptions

● Accumulated Value is $150,000

● Death Benefit is $600,000

● Cash Surrender Value is $100,000

● Chronic Illness Factor is 47.63776%

● Annual Per Diem Limitation is $177,937.50

The Reduction Factor is 0.5239499 = [$100,000 + 0.4763776 x ($600,000 - $150,000)] ÷ $600,000

The Maximum Annual Benefit Amount is $177,937.50 (the lesser of $177,937.50 and 0.5239499 x $600,000)

End of Example

If you elect to receive monthly payments, we will pay up to the Maximum Monthly Benefit over a 12-month period. Your request:

● May not be less than $500;

● Only one request may be made in a 12-month period;

● The benefit will never be greater than the Maximum Monthly Benefit;

● You may not change the amount of the requested benefit payment; and

● You may choose to suspend payments for the remainder of the year.

The Maximum Monthly Benefit Amount is the lesser of:

● The Monthly Per Diem Limitation; or

● The Reduction Factor multiplied by the Eligible Accelerated Monthly Death Benefit.

The Eligible Accelerated Monthly Death Benefit is the lesser of:

● 2% of the Initial Eligible Amount; or

● The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

● The Death Benefit.

The Total Accelerated Death Benefit is the sum of all Death Benefit amounts that have been accelerated under this Rider; the Total Accelerated Death Benefit is equal to zero the date this Rider is issued.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

● The current yield on the 90-day Treasury bill; or

● The maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

● Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy In Force;

● Limit the Benefit to the Maximum Annual Benefit Amount or Maximum Monthly Benefit Amount, as applicable;

● Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

● Reduce the Policy and Rider values as described in the Rider; and

● Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

● The Total Face Amount;

● The Accumulated Value;

● For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

● For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = The Chronic Illness Benefit; and

b = The Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

● You can change your Death Benefit Option, but only to Death Benefit Option A;

● We will not allow any requested increases in benefits under the Policy or any Riders; and

● We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

● Face Amounts for any term insurance rider (Annual Renewable Term Rider, Scheduled Annual Renewable Term Rider, and SVER Term Insurance Rider - Corporate) on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

● For any no-lapse guarantee rider using no lapse guarantee premiums (Short-Term No-Lapse Guarantee Rider), the no-lapse premium and the no-lapse credit will each be reduced on the date of each benefit payment;

● For policies with overloan protection riders (Overloan Protection 3 Rider), the riders will terminate at the time the first Benefit proceeds are paid;

● For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

● The sum of the Policy’s Fixed, Variable and Indexed Account Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request;

● Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

● When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

● Exercise of an overloan protection rider (Overloan Protection 3 Rider);

● When a lump sum payment is elected;

● When the Rider or the Policy terminate; or

● When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Terminal Illness Rider

(This Rider is called “Accelerated Death Benefit Rider for Terminal Illness” in your Policy.)

Not available for Policy's issued with the Premier Living Benefits Rider 2. If you do not qualify for the Premier Living Benefits Rider 2, you may elect the Terminal Illness Rider.

The Terminal Illness Rider provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit. For more information, please see the APPENDIX: STATE LAW VARIATIONS section in this prospectus. This Rider must be elected at Policy Issue.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – an Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

● You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

● Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

● The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

● If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

● Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

● Calculate the Terminal Illness Benefit Proceeds, as described below; and

● Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) The Terminal Illness Reduction Factor;

(b) Policy Debt multiplied by the Acceleration Percentage; and

(c) A processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) ÷ (b) where:

(a) Equals 1; and

(b) Equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

● The current yield on the 90-day Treasury Bill; or

● The maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

Example

Assumptions:

● Eligible Coverage is $100,000

● Terminal Illness Benefit is $75,000

● Accelerated Death Benefit Interest Rate is 8%

● Policy Debt is $10,000

● Processing Charge is $100

The Acceleration Percentage is 75% = $75,000 ÷ $100,000

The Terminal Illness Reduction Factor is 0.92592593 = 1 ÷ (1 + 0.08)

The Terminal Illness Benefit Proceeds is $61,844.44 = ($75,000 x 0.92592593) - ($10,000 x 0.75) - $100

End of Example

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

● Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

● Reduce the Policy and Rider values as described in the Rider; and

● Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, cost of insurance Charges and Policy Loans.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

● The Total Face Amount;

● The Accumulated Value;

● For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

● For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = The Terminal Illness Benefit; and

b = The Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

● Face Amounts for any term insurance rider (Annual Renewable Term Rider, Scheduled Annual Renewable Term Rider, and SVER Term Insurance Rider - Corporate) on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

● For any no-lapse guarantee rider using no lapse guarantee premiums (Short-Term No-Lapse Guarantee Rider), the no-lapse premium and the no-lapse credit will each be reduced on the date of each Benefit payment;

● For policies with overloan protection riders (Overloan Protection 3 Rider), the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

● For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request;

● The date the Benefit under the Rider are paid;

● Exercise of an overloan protection rider (Overloan Protection 3 Rider);

● When the Rider or the Policy terminate; or

● When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Benefit Distribution Rider (BDR)

This Rider provides that all or a portion of the Policy’s Death Benefit Proceeds will be paid as a series of periodic payments. There is no separate charge included in the Monthly Deduction for this Rider. This Rider must be elected at Policy Issue. This Rider is not available in Louisiana and Utah. Please see the APPENDIX: STATE LAW VARIATIONS section in this prospectus for additional information. There is no additional fee for this Rider.

At the time of application, the policyowner must elect the following:

● The Periodic Payment Percentage – an amount between 50 and 100% of the Death Benefit Proceeds that will be paid under the Rider

● The BDR Duration: This is the number of years (between 5 and 30) that the payments will be made

● The BDR Frequency: This is either annual payments or monthly payments.

Certain riders attached to your Policy may restrict your ability to request unscheduled increases in Coverage Layers and therefore restrict any changes to the Benefit Distribution Elections. If you have exercised the Premier Living Benefits Rider 2, Premier Living Benefits Rider, the Overloan Protection 3 Rider or the Terminal Illness Rider, you are not eligible to request unscheduled increases in Coverage Layers and therefore changes to the Benefit Distribution Elections will be restricted.

The amount of the Death Benefit Proceeds payable under the BDR is the Benefit Distribution Amount, and is calculated by multiplying the Death Benefit Proceeds by the Periodic Payment Percentage. Any amount of the Death Benefit Proceeds not paid under the BDR is paid as described by your policy, either as a lump sum or under one of the other available income options. Death Benefit Proceeds are paid based on your BDR elections and the beneficiary of the policy will not be able to change those terms, even upon the death of the Insured.

Each periodic payment is determined by multiplying the Benefit Distribution Amount by the Benefit Distribution Factor. We determine the Benefit Distribution Factor based upon the BDR Duration, the BDR Frequency, and a 2% interest rate as shown in your Policy Specifications.

In accordance with IRS rules and regulations, a portion of each such periodic payment is reportable as interest income that may be taxable. We will annually report this interest income to the beneficiary and the IRS as required.

Periodic Payment Example

Given the characteristics below:

Policy Face Amount = $100,000

Death Benefit Periodic Payment Percentage = 75%

Duration of Periodic Payments (Years) = 10

Frequency of Periodic Payments = Annual

Benefit Distribution Factor = 0.109323914

Death Benefit at time of death = $100,000

Policy Debt at time of death = $0

The lump sum Death Benefit payment will be $25,000. ((100% - 75%) × 100,000). If the death occurred on a policy monthiversary date and periodic payments began the following month, each periodic payment will be $8,199.29. (75% × 100,000 × 0.109323914). The amount of each periodic payment treated as taxable income is $699.29. (8,199.29 – (100,000 × 75% / 10).

This Rider has no charge against the policy’s Accumulated Value. On a non-guaranteed basis, you may receive a BDR credit which would reduce the cost of insurance charges under the Policy for policies that have the Benefit Distribution Rider. However, the 2% interest rate used in the calculation of the payment is fixed and will not change, and may be lower than the interest rate that could be used to calculate similar payments under one of our other options available at the time of a death claim. You should contact us or your life insurance producer for more detailed information on other available income options.

Reduction to Cost of Insurance with BDR Example

Given the characteristics below:

Policy Face Amount = $100,000

Death Benefit Periodic Payment Percentage = 75%

Duration of Periodic Payments (Years) = 10

Frequency of Periodic Payments = Annual

An example of the reduction to cost of insurance charges during the first 5 policy years for a Policy with the Benefit Distribution Rider can be seen in the table below:

	Current Reduction to Cost of Insurance			Guaranteed Reduction to Cost of Insurance
Policy Year	Current Cost of Insurance Without BDR	Current Cost of Insurance With BDR	Reduction to Cost of Insurance With BDR	Current Cost of Insurance Without BDR	Current Cost of Insurance With BDR	Reduction to Cost of Insurance With BDR
1	$50.65	$47.22	$3.43	$50.65	$50.65	$0
2	$72.37	$67.19	$5.18	$72.37	$72.37	$0
3	$92.18	$85.37	$6.81	$92.18	$92.18	$0
4	$109.31	$100.95	$8.36	$109.31	$109.31	$0
5	$125.99	$116.06	$9.93	$125.99	$125.99	$0

Periodic payments will be determined as of the date of death. They become payable within 31 days following the Insured’s date of death and will be paid on the monthly or annual basis for the number of years in the BDR Duration. We will pay penalty interest on any periodic payment not paid when due at a rate not less than required by applicable law.

Conversion Rider

Allows you to convert certain Eligible Coverages into a new Policy at any time during the conversion Policy year, as shown in the Policy Specifications. This Rider is automatically added to the Policy. Some life insurance producers may have a financial incentive to offer you a new policy in place of the one you already own. You should only convert your policy if you determine, after comparing features, fees (including surrender charges and premium loads), and risks of both policies, that it is preferable for you to purchase a new policy rather than own the existing policy. Call (800) 347-7787 if you have any questions about this Rider. There is not additional fee for this Rider.

Rider Term:

Eligible Coverage- is Coverage under the Policy that qualifies for conversion, as shown in the Policy Specifications.

How the Rider Works:

You may request to have your new policy issued on any other permanent life insurance policy that we make available for conversions at the time of your conversion request. We will issue your new policy at the same Risk Class as this Policy. However, if you have increased your Policy’s Face Amount, resulting in your Policy having one or more Coverage Layers with Risk Classes that differ from the Risk Class for the Policy’s original Face Amount, the new policy will be issued at the Risk Class of the Policy’s most recent Coverage Layer.

If you exercise the Rider, we will not require any evidence of insurability for the conversion. However, if you elect riders on the new policy that you do not currently have, you may have to provide evidence of insurability as needed for those riders. Working with your life insurance producer, please read the new policy prospectus for complete information prior to requesting a conversion.

If you exercise the Rider, we will issue the new policy you selected and Coverage under this Policy will terminate. Surrender charges are waived on any amount of Accumulated Value less Total Policy Debt transferred from this Policy to purchase the new policy. If the new policy is a variable universal life policy, the value transferred to the new policy will not be subject to any premium load. Premium loads will apply on the new policy for additional premium added at issue or after the initial premium paid from this Policy’s Accumulated Value less Total Policy Debt. Any surrender charges applicable to the new policy will continue to apply under the terms of the new policy.

The Rider will terminate on the earliest of your Written Request, the death of the Insured, or the date the Policy is no longer In Force.

Example

This example assumes that, during Policy Year 8, the Owner elects to convert this Policy and purchase another variable universal life policy issued by us. The existing Policy has a Face Amount of $500,000, premium payments subject to a surrender charge, an Accumulated Value of $150,000, and a $20,000 loan outstanding (Policy Debt). The new policy has a premium load and offers the same or similar Risk Class as the existing Policy.

When the transfer occurs, the new policy will be issued with a Face Amount of $500,000, and the Accumulated Value less Policy Debt ($130,000; ($150,000 less $20,000)) will be transferred to the new policy. We will waive the surrender charge that would be incurred on the amount transferred from the old policy. The new policy will not assess a premium load on the amount transferred ($130,000) from the old policy and the new policy will also be issued without the owner providing evidence of insurability. Once the new policy is issued, the old policy will terminate and no longer provide any insurance coverage.

Things to Keep in Mind

Other Variable Life Insurance Policies

We offer other variable life insurance policies which provide insurance protection on the life of the Insured. We also offer riders that provide additional insurance protection on the Insured. Many life insurance policies and riders have some flexibility in structuring the amount of insurance protection, the amount that is payable upon death, and premium payments in targeting cash values based on your particular needs.

This Policy

Providing Coverage on the Insured using Rider Coverage will result in different Policy charges than Coverage under the Policy alone. In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Accelerated death benefit payments received for a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations). Pacific Life cannot determine the taxability of benefit payments. Tax treatment of long-term care benefits is complex, and will depend on the amount of benefits taken, the amount of qualified expenses incurred and possibly other factors. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Consult your qualified and independent legal and tax advisors about the tax implications of these benefits.

Combining a Policy with an Annual Renewable Term Rider or Scheduled Annual Renewable Term Rider (if available), may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with the SVER Term Insurance Rider – Corporate may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

We also offer the ability to have increases in Coverage, either by requesting an increase in Face Amount or by using scheduled increases in Policy and/or Rider Coverages. Scheduled increases will avoid the need for further medical underwriting. A requested increase in Coverage can provide for a larger increase, but would be subject to full underwriting and could result in a different Risk Class than that originally underwritten. Policy charges will vary based on the amount and timing of increases, and on whether the increase was scheduled or requested.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restriction/Limitations
Dollar Cost Averaging	Allows you to make scheduled transfers between Variable Investment Options.	Standard

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

First Year Transfer	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.	Standard	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.
Fixed Option Interest Sweep	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.	Standard

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Portfolio Rebalancing	Allows you to make automatic transfers among the Variable Investment Options according to your allocation instructions.	Standard

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new allocation instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Automated Income Option	Allows you to make scheduled withdrawals or loans from the Policy.	Standard

● This option is available for use after the 7th Policy Anniversary.

● The Policy must have a minimum Net Cash Surrender Value of $50,000 to start withdrawals or loans under this option and cannot be a Modified Endowment Contract.

● Withdrawals or loans can be scheduled monthly or annually.

● Each withdrawal or loan must be at least $500 for monthly or $1,000 for annual.

● Withdrawals or loans will be taken from each Investment Option in proportion to the Accumulated Value in each Investment Option.

● Any additional withdrawal or loan made that is not part of this option will cause this option to cancel and delay in restarting a new schedule under this option.

Scheduled Indexed Transfer Program	Allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options.	Standard

● Must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

● Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payments allocations have occurred.

Annual Renewable Term Rider	Provides term insurance on the Insured.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insured’s Age 90 or younger at issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

Scheduled Annual Renewable Term Rider	Provides for scheduled increases in term insurance on the Insured generally without the requirements for future medical underwriting.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Does not provide term insurance at Policy issue, only as scheduled on certain Policy Anniversaries.

● Any increase request for future scheduled term insurance may be subject to evidence of insurability and is subject to our approval.

● The amount of scheduled term insurance under this rider is limited based on age of the insured.

Annual Renewable Term Rider – Additional Insured	Provides term insurance on the Insured’s immediate family.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Insured’s immediate family must be age 90 or younger at Policy issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

SVER Term Insurance Rider - Corporate	Provides term insurance on the Insured with the potential for a higher cash surrender value via a termination credit.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Policy must be owned by a corporation, trust, or individual (when part of an employer-sponsored arrangement).

● A termination credit may not be paid if Policy is surrendered in connection with the purchase of a replacement policy or the Policy owner upon surrender is a life insurance company and is different than the original policy owner on the application.

● Any increase request face amount under the rider may be subject to evidence of insurability and is subject to our approval.

● The percentages and related amounts that the termination credit is based on may be reduced.

Flexible Duration No-Lapse Guarantee Rider

Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Cash Surrender Value is insufficient to cover the total monthly deduction, provided that the No-Lapse Guarantee Value less any Policy Debt is greater than zero.

Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available if Insured is at least age 18 and is no older than age 90 at Policy issue.

● At the initial purchase and during the entire time that you own this rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options section in this prospectus or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Total Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premiums paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Short-Term No-Lapse Guarantee Rider	Protects the Policy from lapsing for a specified guaranteed period of time due to poor Policy performance.	Standard

● Automatically issued on your Policy if Insured is Age 79 and younger and Death Benefit Option A or B is chosen at Policy issue.

● Guarantee period ranges from 5 to 20 years based on Insured’s age at Policy issue.

● Benefit will be provided if a certain amount of premium is paid each Policy month.

● The no-lapse guarantee is in effect as long as the No-Lapse Credit less Policy Debt is equal to greater than zero. The No-Lapse Credit depends on a number of factors and is affected by Policy loans, premiums, and withdrawals.

● Benefit will terminate if any rider added to the Policy has charges.

Overloan Protection 3 Rider	Provides Policy lapse protection if Policy debt through a Standard Loan is greater than the Accumulated Value, resulting in the Policy being overloaned.	Standard

● Automatically issued on your Policy if eligibility requirements are met.

● Additional one-time cost at exercise of benefit.

● Benefit cannot be exercised during the first 15 Policy years, before the Insured is Age 75, the Policy has entered the Grace Period, or if Death Benefit Option B or C was elected (can change to Option A to exercise benefit).

● Once exercised, no premiums, withdrawals, loan repayments (other than loan interest due), a Policy benefit change or addition at your request, or transfers at your request between Investment Options may occur.

● If the Rider is exercised, all Accumulated Value in the Investment Options and Segment Maturity Value of any Indexed Account at Segment Maturity will be transferred to the Fixed Account.

● If the Rider is exercised, any Premier LTC, Premier Living Benefit 2, Premier Living Benefit, and Terminal Illness Riders will terminate and increases in Face Amount that are scheduled to take effect after exercise of this Rider will be cancelled.

Premier LTC Rider	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Subject to the eligibility and other conditions described in the rider. Some of the conditions include the Insured being certified as a chronically ill individual, meeting the 90-day Elimination Period before benefits are payable, and obtaining written consent for benefit payments by any assignee or irrevocable Beneficiary.

● This Rider will not pay for care or services under certain circumstances as outlined in the Rider.

● Cannot be added to a Policy that was issued with Premier Living Benefit Rider or the Premier Living Benefit Rider 2.

● Payments are made monthly.

● Chronic Illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income Option or other systematic distribution program will be discontinued.

Premier Living Benefits Rider 2	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual or a terminally ill individual.	Standard

● Must be elected at Policy issue.

● Not available for Policies issued in California.

● Cannot be issued with the Terminal Illness Rider.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic or terminal illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic or terminal illness benefits.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronically ill benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● Terminal illness must be certified by a licensed physician (not the insured, owner, beneficiary, or relative).

● Once the Rider is exercised, we will not allow any requested increases in benefits under the Policy or any Riders.

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Premier Living Benefits Rider	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.	Standard

● Must be elected at Policy issue.

● Only available for Policies issued in California.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● Benefits may be requested once every 12-month period.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Terminal Illness Rider	Provides access to a portion of the Policy death benefit proceeds if the Insured has been certified as a terminally ill individual.	Optional

● Must be elected at Policy issue.

● Not available for Policies issued with the Premier Living Benefits Rider 2.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a terminal illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for terminal illness benefits.

● Terminal illness must be certified by a licensed physician (not the Insured, Owner, or Immediate Family Member).

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy Debt, Loan Account, Loan Account Value, and any surrender charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income option or other systematic distribution program will be discontinued.

    Benefit Distribution RiderAllows all or a portion of the Policy’s death benefit proceeds to be paid as a series of periodic payments.Optional

● Must be elected at Policy issue.

● Owner must make certain payout elections (percentage of death benefit proceeds, payment duration, and payment frequency) on the Policy application.

● Ability to request unscheduled increases or changes to payout elections may be restricted if certain riders (e.g. accelerated death benefit riders) are attached to the Policy.

● Upon death of the Insured, the beneficiary may not change any rider elections.

Conversion RiderAllows you to convert eligible coverages into a new Policy.Standard

● Automatically added at Policy issue.

● If the Policy’s Face Amount has been increased and that resulted in insurance coverage with Risk Classes that differ from the Policy’s original insurance coverage, the new Policy will be issued with the Risk Class of the most recent insurance coverage added.

● If exercised, a new Policy will be issued and any insurance coverage under this Policy will terminate.

Calculation Method of Benefit [Text Block]

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that generally, cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

● The Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

● Face Amount is $100,000

● Accumulated Value at the date of death is $25,000

● Total premium paid into the Policy is $30,000

● The Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Minimum Death Benefit Percentage of 185% of the Accumulated Value)

● The Minimum Death Benefit under the Cash Value Accumulation Test is $50,000 (assuming a Cash Value Accumulation Test Minimum Death Benefit Percentage of 200% of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,793.89
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,785.65

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$50,000	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$50,000	$99,793.89
Option C	Total Face Amount plus premiums less distributions	$130,000	$50,000	$104,785.65

On December 27th, 2020, changes were made to the U.S. tax code as part of the federal Consolidated Appropriations Act, 2021 (H.R. 133) See the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus. This affected the Minimum Death Benefit Factor for CVAT calculations for policies entered into after January 1, 2021. The calculations above reflect these changes. Please refer to your policy specifications for the CVAT factors that would be used in calculating the Minimum Death Benefit under your policy. Minimum Death Benefit Factors for Guideline Premium Test policies are not affected by this change.

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

● $138,750 for the Guideline Premium Test

● $150,000 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,521.22
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,711.45
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,521.22

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$150,000	$74,753
Option B	Total Face Amount plus Accumulated Value	$175,000	$150,000	$99,711
Option C	Total Face Amount plus premiums less distributions	$130,000	$150,000	$74,753

Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX: FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling (800) 347-7787 or by sending an email request to PolicyService@PacificLife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Allowable Investment Options section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund Class I; American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 2; Capital Research and Management CompanySM	0.55%	-13.41%	5.33%	8.10%
Seeks to provide growth of capital.	American Funds IS Growth Fund Class 2; Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 2; Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class I; BlackRock Advisors, LLC	0.73%[1]	-15.86%	3.50%	5.06%
Seeks capital appreciation.	ClearBridge Variable Aggressive Growth Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.82%	-26.42%	1.89%	8.49%
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.80%	-28.85%	8.54%	11.23%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to achieve long-term capital appreciation.	DFA VA International Value Portfolio; Dimensional Fund Advisors, LP	0.28%	-3.46%	1.48%	4.49%
Seeks to achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio; Dimensional Fund Advisors, LP	0.21%	-4.88%	-5.67%	10.71%
Seeks to achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio; Dimensional Fund Advisors, LP	0.29%	-4.21%	7.48%	11.05%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Fidelity® VIP Bond Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.39%	-13.38%	N/A	N/A
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio Initial Class; Fidelity Management & Research Company LLC	0.60%	-26.31%	8.66%	11.43%
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2035 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.59%	-17.69%	5.38%	8.39%
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2045 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.63%	18.21%	5.89%	8.78%
Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity® VIP Freedom Income PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.35%	-12.05%	1.96%	3.15%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.34%	1.36%	1.02%	0.58%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.42%	-16.21%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Initial Class; Fidelity Management & Research Company LLC	0.61%	-14.74%	5.95%	9.96%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity® VIP Total Market Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.37%	[ ]%	N/A	N/A
Seeks capital appreciation.	Invesco V.I. Global Fund Series I; Invesco Advisers, Inc.	0.81%	-31.77%	2.85%	7.86%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund Series I; Invesco Advisers, Inc.	0.91%	-18.31%	1.51%	4.41%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® Series I; Invesco Advisers, Inc.	0.87%	-20.13%	7.15%	10.76%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.72%	-15.95%	9.62%	13.39%
Long-term growth of capital.	Janus Henderson Overseas Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio Investor Shares; Lazard Asset Management LLC	0.90%[1]	-17.28%	N/A	N/A
Seeks long-term capital appreciation.	Lazard Retirement International Equity Portfolio Service Shares; Lazard Asset Management LLC	1.11%[1]	-15.01%	0.28%	3.41%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.89%	-12.80%	1.13%	1.01%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to deliver long-term growth of capital.	Lord Abbett Developing Growth Portfolio Class VC2; Lord Abbett & Co. LLC	1.04%[1]	-35.98%	8.23%	10.86%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class; Massachusetts Financial Services Company	0.87%[1]	-29.76%	7.81%	9.99%
Seeks capital appreciation.	MFS® Value Series – Initial Class; Massachusetts Financial Services Company	0.69%[1]	-5.91%	7.35%	11.05%
Seeks to provide maximum capital appreciation.	M Capital Appreciation Fund; Frontier Capital Management Company, LLC	1.00%	-18.14%	4.65%	10.21%
Seeks to provide long-term capital appreciation.	M International Equity Fund; Dimensional Fund Advisors, LP	0.68%[1]	-14.16%	-0.16%	2.48%
Seeks to provide long-term capital appreciation.	M Large Cap Growth Fund; DSM Capital Partners LLC	0.76%	-25.41%	8.60%	12.73%
Seeks to provide long-term capital appreciation.	M Large Cap Value Fund; Brandywine Global Investment Management, LLC	0.63%	-1.45%	5.80%	9.35%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Portfolio Class I; Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.38%[1]	[ ]%	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Western Asset Management Company, LLC)	0.45%	-18.46%	-0.17%	1.92%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.87%[1]	[ ]%	[ ]%	N/A
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class P; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	0.86%	-25.12%	2.13%	1.44%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.08%	-18.15%	9.34%	12.46%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.63%[1]	-16.43%	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.60%[1]	-17.97	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.72%	-1.35%	3.32%	3.42%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.58%	-31.07%	9.80%	13.04%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.94%	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (J. P. Morgan Investment Management Inc.)	0.70%[1]	-7.76%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.43%	-10.35	1.96%	3.47%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.53%	-11.70%	2.19%	1.11%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class P; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.43%	-12.81%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.77%	-21.38%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.79%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (FIAM LLC)	0.92%[1]	-16.92%	-0.68%	5.88%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class P (formerly called Main Street® Core Portfolio); Pacific Life Fund Advisors LLC (J.P Morgan Investment Management Inc.)	0.48%	-20.46%	7.31%	11.00%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.64%	[ ]%	[ ]%	[ ]%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.43%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (Delaware Management Company)	0.71%[1]	-30.59%	11.19%	12.21%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.73%	-7.08%	6.81%	10.26%
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-14.20%	N/A	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-16.52%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-15.52%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.76%	-17.34%	N/A	N/A
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class P; Pacific Life Fund Advisors LLC	0.64%	-13.49%	N/A	N/A
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.72%	-16.71%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class P; Pacific Life Fund Advisors LLC	0.68%	-15.55%	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class P; Pacific Life Fund Advisors LLC	0.65%	-14.73%	N/A	N/A
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.43%	-4.39%	0.96%	1.01%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.37%	-20.70%	3.73%	8.64%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (AllianceBernstein L.P.)	0.78%	-16.64%	3.88%	8.70%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.94%	-35.93%	8.49%	9.89%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class P; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	0.67%[1]	-0.34%	4.45%	9.22%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO Global Managed Asset Allocation Portfolio – Institutional Class; Pacific Investment Management Company, LLC	1.24%	-18.17%	3.69%	3.28%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Administrative Class; Pacific Investment Management Company, LLC	0.85%	-7.78%	1.77%	N/A
Long-term capital growth.	Templeton Foreign VIP Fund Class 1; Templeton Investment Counsel, LLC	0.84%[1]	-7.39%	-1.73%	1.72%
High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Templeton Global Bond VIP Fund Class 1; Franklin Advisers, Inc.	0.52%[1]	-4.85%	-2.08%	-0.54%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio – I; T. Rowe Price Associates, Inc.	0.75%[1]	-38.50%	5.16%	11.68%
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio – I; T. Rowe Price Associates, Inc.	0.74%[1]	-3.34%	7.03%	9.68%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Initial Class; Van Eck Associates Corporation	1.09%	8.39%	4.26%	0.35%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard® VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] Effective May 1, 2021, transfer requests and future premium allocations designated to the Lord Abbett Developing Growth Portfolio Class VC Investment Option will no longer be accepted.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling (800) 347-7787 or by sending an email request to PolicyService@PacificLife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Allowable Investment Options section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund Class I; American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 2; Capital Research and Management CompanySM	0.55%	-13.41%	5.33%	8.10%
Seeks to provide growth of capital.	American Funds IS Growth Fund Class 2; Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 2; Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class I; BlackRock Advisors, LLC	0.73%[1]	-15.86%	3.50%	5.06%
Seeks capital appreciation.	ClearBridge Variable Aggressive Growth Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.82%	-26.42%	1.89%	8.49%
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.80%	-28.85%	8.54%	11.23%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to achieve long-term capital appreciation.	DFA VA International Value Portfolio; Dimensional Fund Advisors, LP	0.28%	-3.46%	1.48%	4.49%
Seeks to achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio; Dimensional Fund Advisors, LP	0.21%	-4.88%	-5.67%	10.71%
Seeks to achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio; Dimensional Fund Advisors, LP	0.29%	-4.21%	7.48%	11.05%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Fidelity® VIP Bond Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.39%	-13.38%	N/A	N/A
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio Initial Class; Fidelity Management & Research Company LLC	0.60%	-26.31%	8.66%	11.43%
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2035 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.59%	-17.69%	5.38%	8.39%
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2045 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.63%	18.21%	5.89%	8.78%
Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity® VIP Freedom Income PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.35%	-12.05%	1.96%	3.15%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.34%	1.36%	1.02%	0.58%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.42%	-16.21%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Initial Class; Fidelity Management & Research Company LLC	0.61%	-14.74%	5.95%	9.96%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity® VIP Total Market Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.37%	[ ]%	N/A	N/A
Seeks capital appreciation.	Invesco V.I. Global Fund Series I; Invesco Advisers, Inc.	0.81%	-31.77%	2.85%	7.86%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund Series I; Invesco Advisers, Inc.	0.91%	-18.31%	1.51%	4.41%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® Series I; Invesco Advisers, Inc.	0.87%	-20.13%	7.15%	10.76%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.72%	-15.95%	9.62%	13.39%
Long-term growth of capital.	Janus Henderson Overseas Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio Investor Shares; Lazard Asset Management LLC	0.90%[1]	-17.28%	N/A	N/A
Seeks long-term capital appreciation.	Lazard Retirement International Equity Portfolio Service Shares; Lazard Asset Management LLC	1.11%[1]	-15.01%	0.28%	3.41%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.89%	-12.80%	1.13%	1.01%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to deliver long-term growth of capital.	Lord Abbett Developing Growth Portfolio Class VC2; Lord Abbett & Co. LLC	1.04%[1]	-35.98%	8.23%	10.86%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class; Massachusetts Financial Services Company	0.87%[1]	-29.76%	7.81%	9.99%
Seeks capital appreciation.	MFS® Value Series – Initial Class; Massachusetts Financial Services Company	0.69%[1]	-5.91%	7.35%	11.05%
Seeks to provide maximum capital appreciation.	M Capital Appreciation Fund; Frontier Capital Management Company, LLC	1.00%	-18.14%	4.65%	10.21%
Seeks to provide long-term capital appreciation.	M International Equity Fund; Dimensional Fund Advisors, LP	0.68%[1]	-14.16%	-0.16%	2.48%
Seeks to provide long-term capital appreciation.	M Large Cap Growth Fund; DSM Capital Partners LLC	0.76%	-25.41%	8.60%	12.73%
Seeks to provide long-term capital appreciation.	M Large Cap Value Fund; Brandywine Global Investment Management, LLC	0.63%	-1.45%	5.80%	9.35%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Portfolio Class I; Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.38%[1]	[ ]%	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Western Asset Management Company, LLC)	0.45%	-18.46%	-0.17%	1.92%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.87%[1]	[ ]%	[ ]%	N/A
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class P; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	0.86%	-25.12%	2.13%	1.44%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.08%	-18.15%	9.34%	12.46%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.63%[1]	-16.43%	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.60%[1]	-17.97	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.72%	-1.35%	3.32%	3.42%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.58%	-31.07%	9.80%	13.04%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.94%	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (J. P. Morgan Investment Management Inc.)	0.70%[1]	-7.76%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.43%	-10.35	1.96%	3.47%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.53%	-11.70%	2.19%	1.11%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class P; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.43%	-12.81%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.77%	-21.38%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.79%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (FIAM LLC)	0.92%[1]	-16.92%	-0.68%	5.88%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class P (formerly called Main Street® Core Portfolio); Pacific Life Fund Advisors LLC (J.P Morgan Investment Management Inc.)	0.48%	-20.46%	7.31%	11.00%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.64%	[ ]%	[ ]%	[ ]%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.43%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (Delaware Management Company)	0.71%[1]	-30.59%	11.19%	12.21%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.73%	-7.08%	6.81%	10.26%
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-14.20%	N/A	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-16.52%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-15.52%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.76%	-17.34%	N/A	N/A
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class P; Pacific Life Fund Advisors LLC	0.64%	-13.49%	N/A	N/A
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.72%	-16.71%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class P; Pacific Life Fund Advisors LLC	0.68%	-15.55%	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class P; Pacific Life Fund Advisors LLC	0.65%	-14.73%	N/A	N/A
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.43%	-4.39%	0.96%	1.01%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.37%	-20.70%	3.73%	8.64%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (AllianceBernstein L.P.)	0.78%	-16.64%	3.88%	8.70%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.94%	-35.93%	8.49%	9.89%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class P; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	0.67%[1]	-0.34%	4.45%	9.22%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO Global Managed Asset Allocation Portfolio – Institutional Class; Pacific Investment Management Company, LLC	1.24%	-18.17%	3.69%	3.28%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Administrative Class; Pacific Investment Management Company, LLC	0.85%	-7.78%	1.77%	N/A
Long-term capital growth.	Templeton Foreign VIP Fund Class 1; Templeton Investment Counsel, LLC	0.84%[1]	-7.39%	-1.73%	1.72%
High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Templeton Global Bond VIP Fund Class 1; Franklin Advisers, Inc.	0.52%[1]	-4.85%	-2.08%	-0.54%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio – I; T. Rowe Price Associates, Inc.	0.75%[1]	-38.50%	5.16%	11.68%
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio – I; T. Rowe Price Associates, Inc.	0.74%[1]	-3.34%	7.03%	9.68%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Initial Class; Van Eck Associates Corporation	1.09%	8.39%	4.26%	0.35%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard® VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] Effective May 1, 2021, transfer requests and future premium allocations designated to the Lord Abbett Developing Growth Portfolio Class VC Investment Option will no longer be accepted.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Cybersecurity and Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the Funds available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Limitations on Access to Accumulated Value through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]

Limitations on Access to Accumulated Value through Withdrawals

Withdrawals under the Policy are available starting on the first Policy Anniversary. Each withdrawal must be at least $200. We will not accept a withdrawal request if the withdrawal will cause the Policy to become a Modified Endowment Contract (MEC), unless you have told us in writing that you desire to have your Policy become a MEC. See the Tax Implications section below for additional information on MECs.

Risks Associated with Fixed Options [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with Fixed Options

Under the Fixed Options, there are frequency, amount and/or percentage limits on how much may be transferred from the Fixed Options. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options and it may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options to Variable Investment Options. Such restrictions on transfers from the Fixed Options may prevent you from reallocating your Accumulated Value at the times and in the amounts that you desire and may result in lower investment performance than if you allocated to Variable Investment Options. See the YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions section in this prospectus.

Risks Associated with Indexed Fixed Options [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with Indexed Fixed Options

The value of the Segments in each of the Indexed Fixed Options is based on the way we credit interest to a Segment. We add interest using Segment Index Interest which, in part, is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero, but it will never be negative. If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Index Interest, you may need to increase premium payments to prevent the Policy from lapsing.

Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term. Money may be transferred out for withdrawals and Policy loans, however, a Lockout Period will apply if the withdrawal or loan is not part of a systematic distribution program.

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Participation Rate, and/or Growth Cap (or Indexed Threshold Rate for the 1-Year No Cap Indexed Account) on future Segments to reflect changes in the costs of purchasing such call options (the price of call options varies with market conditions). In certain cases, we may reduce the Participation Rate or the Growth Cap or increase the Indexed Threshold Rate for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will not change any rates, caps or thresholds below any guaranteed rates.

There is no guarantee that the Index described in this Prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn. There is no guarantee that we will offer the Indexed Accounts during the entire time you own your Policy. We may discontinue offering one (or more) of the Indexed Accounts at any time. If we discontinue an Indexed Account, you may transfer Indexed Accumulated Value to any other available Indexed Account or to the Fixed Options consistent with your Policy’s investment and transfer restrictions at Segment Maturity. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

Risks Associated with Policy Loans [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with Policy Loans

When you borrow money from your Policy, we use your Policy’s Accumulated Value as security. You pay interest, which accrues at the Loan Account Charge Interest Rate, on the amount you borrow. Accrued interest is due on your Policy Anniversary. The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily at the Loan Account Credit Interest Rate. Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to pay any Policy charges, may increase the risk of the Policy lapsing, and could reduce the amount of the Death Benefit.

Tax Implications [Member]
Prospectus:
Principal Risk [Text Block]

Tax Implications

We believe the Policy meets the statutory definition of life insurance for federal income tax purposes. We do not know whether the current treatment of life insurance policies under current federal income tax, estate, or gift tax laws will continue. We also do not know if the current interpretations of the laws by the IRS or the courts will remain the same. Also, future legislation may adversely change the tax treatment of life insurance policies.

Death benefits from a life insurance policy may generally be excluded from income under the Tax Code. Also, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. You may be subject to income tax if you take withdrawals or surrender your Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt. If your Policy becomes a MEC, distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of LossYou can lose money by investing in the Policy, including loss of principal.Principal Risks of Investing in the Policy
Principal Risk [Text Block]

Risk of Loss

You can lose money by investing in this Policy, including loss of principal. The Policy is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Withdrawals are not allowed in the first Policy Year.

Withdrawals may be subject to income tax.

	Principal Risks of Investing in the Policy
Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. No withdrawals may be made during the first year of the Policy. Withdrawals may be subject to income tax. Please discuss your insurance needs and financial objectives with your life insurance producer. Together you can decide if the Policy is right for you. We are a variable life insurance policy provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Options

An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g. Funds).

Each Investment Option (including any Fixed Option or Indexed Fixed Option) will have its own unique risks.

You should review, working with your life insurance producer, the Investment Options before making an investment decision.

Principal Risks of Investing in the Policy

Investment Options - Fixed Options

Investment Options - Indexed Fixed Options

Appendix: Funds Available Under the Policy

Principal Risk [Text Block]

Risks Associated with Variable Investment Options

You should consider the Policy’s investment as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Investment Options you have chosen. Each Variable Investment Option will have its own unique risks. The value of each Variable Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Policy, including loss of principal. You bear the risk of any Variable Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting https://www.pacificlife.com/home/products/life-insurance/variable-universal-life-insurance/prospectuses-and-other-reports.html. No assurance can be given that a Fund will achieve its investment objectives.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company RisksInvestment in the Policy is subject to the risks related to us, and any obligations (including any Fixed Option or Indexed Fixed Option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling us at (800) 347-7787 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Policy

About Pacific Life

Principal Risk [Text Block]

Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including under any Fixed Options or Indexed Fixed Options), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees.

Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Policy LapseYour Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no death benefit will be paid. There are costs associated with reinstating a lapsed Policy.

Principal Risks of Investing in the Policy

Lapsing and Reinstatement

Principal Risk [Text Block]

Policy Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no death benefit or other benefits will be paid. There are costs associated with reinstating a lapsed Policy. There is no guarantee that your Policy will not lapse even if you pay your planned premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61-day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

The Policy may be eligible for the Short-Term No-Lapse Guarantee Rider that may help prevent the Policy from Lapsing. See the Short-Term No-Lapse Guarantee Rider in the OTHER BENEFITS AVAILABLE UNDER THE POLICY section in this prospectus.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. Evidence of insurability is required when you apply for reinstatement and there is no guarantee that reinstatement will be approved. The costs associated with reinstating a lapsed Policy include sufficient net premium to:

● cover all due and unpaid monthly deductions and loan interest charges that accrued during the Grace Period;

● keep the Policy in force for three months after the date of reinstatement, and

● cover any negative accumulated value if there was a policy loan or other outstanding debt at the time of lapse.

If the Policy is reinstated, the same Risk Class in use at the time of lapse will apply to the reinstated Policy.

American Century VP Mid Cap Value Fund Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value Fund Class I
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
American Funds IS Asset Allocation Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund Class 2
Portfolio Company Objective [Text Block]	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
American Funds IS Growth Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Growth Fund Class 2
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
American Funds IS Growth-Income Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund Class 2
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
BlackRock Global Allocation V.I. Fund Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund Class I
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.73%	[4]
Average Annual Total Returns, 1 Year [Percent]	(15.86%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	5.06%
ClearBridge Variable Aggressive Growth Portfolio – Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Growth Portfolio – Class I
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.42%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
ClearBridge Variable Mid Cap Portfolio – Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio – Class I
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
ClearBridge Variable Small Cap Growth Portfolio – Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class I
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
DFA VA International Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
DFA VA U.S. Large Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	(5.67%)
Average Annual Total Returns, 10 Years [Percent]	10.71%
DFA VA U.S. Targeted Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Fidelity® VIP Bond Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Fidelity VIP Contrafund® Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund® Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Fidelity® VIP Freedom 2035 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(17.69%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Fidelity® VIP Freedom 2045 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Fidelity® VIP Freedom Income PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return. (Principal preservation is of secondary importance.)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Fidelity® VIP Government Money Market Portfolio Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Fidelity® VIP International Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(16.21%)
Fidelity® VIP Mid Cap Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Fidelity® VIP Total Market Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Invesco V.I. EQV International Equity Fund Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund Series I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Invesco V.I. Global Fund Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund Series I
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(31.77%)
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Invesco V.I. Main Street Small Cap Fund® Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® Series I
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(20.13%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Janus Henderson Enterprise Portfolio Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio Institutional Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.95%)
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Janus Henderson Overseas Portfolio Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio Institutional Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Lazard Retirement Global Dynamic Multi-Asset Portfolio Investor Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio Investor Shares
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Lazard Retirement International Equity Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement International Equity Portfolio Service Shares
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.11%	[4]
Average Annual Total Returns, 1 Year [Percent]	(15.01%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Lord Abbett Bond Debenture Portfolio Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio Class VC
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Lord Abbett Developing Growth Portfolio Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Portfolio Class VC	[5]
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital.
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(35.98%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Lord Abbett Total Return Portfolio Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return Portfolio Class VC
Portfolio Company Objective [Text Block]	Seeks income and capital appreciation to produce a high total return.
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
M Capital Appreciation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Capital Appreciation Fund
Portfolio Company Objective [Text Block]	Seeks to provide maximum capital appreciation.
Portfolio Company Adviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.14%)
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	10.21%
MFS® New Discovery Series – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series – Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	(29.76%)
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	9.99%
MFS® Value Series – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Series – Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%	[4]
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	11.05%
M International Equity Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M International Equity Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.68%	[4]
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
M Large Cap Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Large Cap Growth Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	DSM Capital Partners LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(25.41%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	12.73%
M Large Cap Value Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Large Cap Value Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(1.45%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Neuberger Berman Sustainable Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Portfolio Class I
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
PIMCO Global Managed Asset Allocation Portfolio – Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Global Managed Asset Allocation Portfolio – Institutional Class
Portfolio Company Objective [Text Block]	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.24%	[4]
Average Annual Total Returns, 1 Year [Percent]	3.69%
Average Annual Total Returns, 5 Years [Percent]	3.28%
PIMCO Income Portfolio – Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Administrative Class
Portfolio Company Objective [Text Block]	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(7.78%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Pacific Select Fund Diversified Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Diversified Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(18.46%)
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	1.92%
Pacific Select Fund ESG Diversified Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.60%	[4]
Average Annual Total Returns, 1 Year [Percent]	(17.97%)
Pacific Select Fund ESG Diversified Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.63%	[4]
Average Annual Total Returns, 1 Year [Percent]	(16.43%)
Pacific Select Fund Emerging Markets Debt Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Debt Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.87%	[4]
Pacific Select Fund Emerging Markets Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(25.12%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Pacific Select Fund Equity Index Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Equity Index Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	(18.15%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Pacific Select Fund Floating Rate Income Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(1.35%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Pacific Select Fund Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(31.07%)
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	13.04%
Pacific Select Fund Health Sciences Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Health Sciences Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.94%
Pacific Select Fund Hedged Equity Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J. P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.70%	[4]
Average Annual Total Returns, 1 Year [Percent]	(7.76%)
Pacific Select Fund High Yield Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund High Yield Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(10.35%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Pacific Select Fund Inflation Managed Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Inflation Managed Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(11.70%)
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Pacific Select Fund Intermediate Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Intermediate Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(12.81%)
Pacific Select Fund International Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(21.38%)
Pacific Select Fund International Large-Cap Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Large-Cap Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.79%	[4]
Pacific Select Fund International Small-Cap Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Small-Cap Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.92%	[4]
Average Annual Total Returns, 1 Year [Percent]	(16.92%)
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	5.88%
Pacific Select Fund Large-Cap Core Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Core Portfolio Class P (formerly called Main Street® Core Portfolio)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P Morgan Investment Management Inc.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Pacific Select Fund Large-Cap Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Value Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.64%
Pacific Select Fund Managed Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Managed Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.43%	[4]
Pacific Select Fund Mid-Cap Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.71%	[4]
Average Annual Total Returns, 1 Year [Percent]	(30.59%)
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Pacific Select Fund Mid-Cap Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Value Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(7.08%)
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Pacific Select Fund PSF DFA Balanced Allocation Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.38%	[4]
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[4]
Average Annual Total Returns, 1 Year [Percent]	(14.20%)
Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term growth of capital with low, current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[4]
Average Annual Total Returns, 1 Year [Percent]	(16.52%)
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[4]
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks high, long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Pacific Select Fund Portfolio Optimization Conservative Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(13.49%)
Pacific Select Fund Portfolio Optimization Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term capital appreciation with low, current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Pacific Select Fund Portfolio Optimization Moderate Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(15.55%)
Pacific Select Fund Short Duration Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Short Duration Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income; capital appreciation is of secondary importance.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(4.39%)
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Pacific Select Fund Small-Cap Index Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Index Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of an index of small-capitalization companies.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(20.70%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Pacific Select Fund Small-Cap Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Value Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Pacific Select Fund Technology Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Technology Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(35.93%)
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Pacific Select Fund Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Value Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.67%	[4]
Average Annual Total Returns, 1 Year [Percent]	(0.34%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	9.22%
T. Rowe Price Blue Chip Growth Portfolio – I [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio – I
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	(38.50%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	11.68%
T. Rowe Price Equity Income Portfolio – I [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio – I
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	(3.34%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.68%
Templeton Foreign VIP Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund Class 1
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	0.84%	[4]
Average Annual Total Returns, 1 Year [Percent]	(7.39%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
Templeton Global Bond VIP Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund Class 1
Portfolio Company Objective [Text Block]	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.52%	[4]
Average Annual Total Returns, 1 Year [Percent]	(4.85%)
Average Annual Total Returns, 5 Years [Percent]	(2.08%)
Average Annual Total Returns, 10 Years [Percent]	(0.54%)
VanEck VIP Global Resources Fund Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Vanguard® VIF Mid-Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Vanguard® VIF Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Administrative charge1 [Member]
Prospectus:
Administrative Expenses, Description [Text Block]	Administrative charge	[6]
Administrative charge [Member]
Prospectus:
Administrative Expenses, When Deducted [Text Block]	Monthly Payment Date
Administrative Expense, Current [Dollars]	$ 10
Administrative Expense, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.
Annual Renewable Term Rider (ART) [Member]
Prospectus:
Operation of Benefit [Text Block]

Annual Renewable Term Rider (ART)

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations. This Rider does not have Accumulated Value of its own and does not have any cash value. This Rider must be elected at Policy issue. There is no charge for this Rider unless you exercise it. See below for more information.

This rider has a Rider Coverage Charge and a Rider Cost of Insurance Charge. The Rider Coverage Charge is the sum of Coverage charges for each Rider Coverage Layer. The maximum monthly coverage charge for each Rider Coverage Layer will be shown on the Policy Specifications. The Rider Cost of Insurance charge is the sum of the Cost of Insurance charge for each Rider Coverage Layer and is determined as a rate per $1,000 of Net Amount At Risk. See the FEE TABLES section in this prospectus for more information on the costs associated with this Rider.

Increases or Decreases in Rider Face Amount

You may request an increase or decrease in the Rider Face Amount.

Increases. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Any elected increase in Rider Face Amount will add a new Coverage Layer. Each Coverage Layer has its own Face Amount, Risk Class, Coverage Layer Date, and associated charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge (to evaluate insurability) not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase.

Decreases. Each decrease will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Coverage charge is assessed in order to recover the expense of issuing coverage on the Policy. A Rider Face Amount decrease will not decrease its Coverage charge because the Rider’s Coverage is based on the at coverage issue Face Amount of the Rider. If the Face Amount of this Rider is decreased, then the most recently added Coverage Layer will be decreased or eliminated in the following order:

● The Face Amount of any scheduled annual renewable term rider (e.g. S-ART);

● The Face Amount of this Rider;

● The Face Amount of any other rider that contributes to the Total Face Amount (e.g. SVER RIDER); and

● The Face Amount of Basic Life Coverage under the Policy.

Rider Termination

The Rider will terminate on the earliest of

● Your Written Request;

● The date the Policy is no longer In Force;

● The date the Rider Face Amount decreases to zero; or

● The death of the Insured.

Reinstatement

If the Policy lapses and is later reinstated, then this Rider will also be reinstated as long as this Rider was in effect on the date the Policy was no longer In Force.

Conversion

This Rider is not convertible.

Example

A Policy is issued to an Insured at age 45, with a Face Amount of $250,000. The Policy also included $20,000 of term insurance under this Rider which increases the Face Amount to $270,000. The Rider charges (Rider Coverage Charge and Rider Cost of Insurance) are added to the Monthly Deductions. At age 50, the Insured requests $15,000 of additional term insurance under the Rider and submits evidence of insurability. The increase is approved by us and the additional term insurance is added to the Policy increasing the Face Amount to $285,000 ($250,000 under the base Policy plus $35,000 under the Rider).

Annual Renewable Term Rider – Additional Insured [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Annual Renewable Term Rider – Additional Insured	[3]
Other Transaction Fee, When Deducted [Text Block]	Upon effective date of the addition of a covered person
Other Transaction Fee, Current [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge.
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative insured may not be typical of the charges you will pay.Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Annual Renewable Term Rider – Additional Insured
Purpose of Benefit [Text Block]	Provides term insurance on the Insured’s immediate family.
Brief Restrictions / Limitations [Text Block]	● Additional cost applies. ● Insured’s immediate family must be age 90 or younger at Policy issue. ● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.
Benefits Description [Table Text Block]

Annual Renewable Term Rider – Additional Insured. This Rider provides term insurance on members of the Insured’s immediate family and renews annually. You may request in increase in the Face Amount provided by the Rider. Any increase will be subject to satisfactory evidence of insurability.

Name of Benefit [Text Block]	Annual Renewable Term Rider – Additional Insured
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance equal to the Rider Face Amount on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person. This Rider does not have Accumulated Value and does not have any cash value. This Rider must be elected at Policy issue. We do assess a charge for this Rider. The current Rider charge is $0.01-$83.34 per $1,000 of Rider Face Amount.

Rider Terms

Additional Insured – means the person named as the Insured under this Rider.

Primary Insured – means the person named as the Insured under the Policy.

Rider Coverage Layer – a layer of insurance coverage under this Rider. There may be one or more Rider Coverage Layers. Each Rider Coverage Layer has its own Face Amount, Risk Class, Coverage Layer Date, and set of charges as shown in the policy specifications.

Rider Face Amount – the sum of the Face Amounts of all Rider Coverage Layers under this Rider.

Increase or Decrease of Rider Face Amount

You may request an increase or decrease of the Rider Face Amount.

You may submit an application to increase the Rider Face Amount. Your application must include Evidence of Insurability satisfactory to us and is subject to our approval. The effective date of the increased Rider Face Amount will be the first Monthly Payment Date on or next following the date all required conditions are met or any other date you request and we approve. We reserve the right to limit increases to one per policy year and to charge a fee to evaluate insurability. Upon approval of any such increase, we will send you a Supplemental Schedule of Coverage.

You may request a decrease in the Rider Face Amount by Written Request, one time per Policy Year. The decrease will be effective on the Monthly Payment Date on or next following the date we approve your Written Request. The Rider Face Amount and associated Rider Charges will be decreased in order, beginning with decreases to any requested increase in Rider Face Amount and followed by decreases in the initial Rider Face Amount.

Death of Additional Insured

Upon receipt of satisfactory evidence of the Additional Insured’s death, such as a certified copy of the death certificate or other lawful evidence providing equivalent information, the Rider Face Amount will be paid to the Additional Insured’s designated beneficiary. If no beneficiary has been designated, then the Rider Face Amount Proceeds will be paid to the Owner of the Policy.

Upon payment of the Rider Face Amount Proceeds, this Rider will terminate.

Rider Face Amount Proceeds

The Rider Face Amount Proceeds (“Proceeds”) is the amount payable upon the Death of the Additional Insured. We will pay the Proceeds within two months after we receive, at our Administrative Office, the following:

● Satisfactory evidence of the Additional Insured’s death as described in Death of the Additional Insured;

● Proof of the claimant’s legal interest in the proceeds (see below); and

● Sufficient evidence that any legal impediments to payment of Proceeds that depend on parties other than us have been resolved. Legal impediments to payment include, but are not limited to (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; (c) submission of information required to satisfy state and federal reporting requirements; and (d) conflicting claims.

When we receive notice of a potential claim, we will provide a Claim Form to the claimant. The claimant shall submit a completed and signed Claim Form and a certified copy of the death certificate for the Additional Insured. If you do not receive a Claim Form after notifying us of an Additional Insured’s death, please contact us at (800) 347-7787 or contact your life insurance producer.

We will pay interest on the Proceeds from the date of the Additional Insured’s death at a rate not less than the Minimum Annual Interest Rate for Funds Left on Deposit, shown in your Policy Specifications. If payment of Proceeds is delayed more than 31 calendar days after we receive satisfactory evidence of the Additional Insured’s death, we will pay Death Benefit Proceeds Additional Interest annually, at the rate shown in the Policy Specifications beginning with the 31st calendar day referenced above. Rider Face Amount Proceeds are paid as a lump sum unless you choose another payment method.

Conversion

This Rider may be converted to a new Policy on the life of the Additional Insured, either:

● Upon termination of the Policy due to death of the Primary Insured under the Policy (see below);

● At any time before the Additional Insured becomes Age 65, as long as the Rider is In Force; or

● During the first two years this Rider is In Force regardless of the Additional Insured’s Age.

Once we are notified of the Primary Insured’s death, we will provide written notice regarding the additional coverage and that the Additional Insured may convert their coverage to an individual policy without providing evidence of insurability.

The Face Amount for this Rider will be cancelled on the issue date of any new policy. The Face Amount of the new policy will be the same as, or lower than, the Face Amount of this Rider, provided that such Face Amount is at least equal to the minimum issue amount at the time of conversion. At the time of conversion, the new policy will be based on a plan of permanent life insurance that we make available for this purpose and will be issued using the same Risk Class or, if the same Risk Class is not available, using an available Risk Class that is equivalent to the Risk Class of this Rider. The new policy will be issued at our published rates which apply for the Additional Insured’s Age on the issue date of the new policy. Riders will not be included in the new policy without our consent.

Termination

The Rider will terminate on the earliest of:

● Your Written Request;

● The date the Rider Face Amount Proceeds are paid;

● The date the Additional Insured becomes Age 121; or

● The date the Policy is no longer In Force, except if death of the Primary Insured occurs while the Policy is In Force, this Rider will remain in effect after the Policy is no longer In Force until the first Monthly Payment Date on which the Rider charges cannot be deducted from the Policy’s Accumulated Value.

Reinstatement

If the Policy lapses and is later reinstated, then as long as this Rider was in effect on the date the Policy was no longer In Force, this Rider may also be reinstated. To reinstate this Rider, we will require Evidence of Insurability satisfactory to us that the Additional Insured is insurable in at least the same Risk Class as when the Policy was issued.

Example

A Policy is issued to an Insured at age 45, with a Face Amount of $250,000. The Insured also used this Rider to add term insurance on the Insured’s spouse, who is age 46. The term insurance for the Spouse is $20,000. Since term insurance under this Rider was added, Rider charges will be incurred and will be part of the charges incurred each month. In Policy year 5, the Insured requested an increase in term insurance of $10,000 for the Insured’s spouse. Evidence of insurability will be required for the requested increase. Upon approval, there will be $30,000 of term insurance coverage for the spouse.

Annual Renewable Term Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Annual Renewable Term Rider	[7]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issueCharge for a representative Insured Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issueCharge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $0.58 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issueCharge for a representative Insured Current charge during Policy Year 1 is $0.15 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue with Death Benefit Option A	[8]
Optional Benefit Expense, Maximum [Dollars]	$ 83.34
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative insured may not be typical of the charges you will pay.Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Annual Renewable Term Rider
Purpose of Benefit [Text Block]	Provides term insurance on the Insured.
Brief Restrictions / Limitations [Text Block]	● Additional cost applies. ● Available for Insured’s Age 90 or younger at issue. ● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.
Benefits Description [Table Text Block]

Annual Renewable Term Rider. This Rider provides term insurance on the Insured and renews annually. You may request unscheduled and scheduled increases or decreases in the Face Amount provided by the Rider. Any increase will be subject to satisfactory evidence of insurability. Term insurance may be provided at Policy issue.

Name of Benefit [Text Block]	Annual Renewable Term Rider
Benefit Standard or Optional [Text Block]	Optional
Annual Renewable Term Rider (Unscheduled Face Amount Increase) [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Annual Renewable Term Rider (Unscheduled Face Amount increase)	[3],[9]
Other Transaction Fee, When Deducted [Text Block]	Upon effective date of requested Face Amount increase
Other Transaction Fee, Current [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge.
Asset Charge [Member]
Prospectus:
Annual Maintenance Fee, Description [Text Block]	Asset charge	[6]
Annual Maintenance Fee, When Deducted [Text Block]	Monthly Payment Date
Annual Maintenance Fee (of Policy Value), Maximum [Percent]	0.36%
Annual Maintenance Fee (of Policy Value), Current [Percent]	0.20%
Annual Maintenance Fee, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.
Automated Income Option [Member]
Prospectus:
Name of Benefit [Text Block]	Automated Income Option
Purpose of Benefit [Text Block]	Allows you to make scheduled withdrawals or loans from the Policy.
Brief Restrictions / Limitations [Text Block]

● This option is available for use after the 7th Policy Anniversary.

● The Policy must have a minimum Net Cash Surrender Value of $50,000 to start withdrawals or loans under this option and cannot be a Modified Endowment Contract.

● Withdrawals or loans can be scheduled monthly or annually.

● Each withdrawal or loan must be at least $500 for monthly or $1,000 for annual.

● Withdrawals or loans will be taken from each Investment Option in proportion to the Accumulated Value in each Investment Option.

● Any additional withdrawal or loan made that is not part of this option will cause this option to cancel and delay in restarting a new schedule under this option.

Name of Benefit [Text Block]	Automated Income Option
Benefit Standard or Optional [Text Block]	Standard
Benefit Distribution Rider (BDR) [Member]
Prospectus:
Operation of Benefit [Text Block]

Benefit Distribution Rider (BDR)

This Rider provides that all or a portion of the Policy’s Death Benefit Proceeds will be paid as a series of periodic payments. There is no separate charge included in the Monthly Deduction for this Rider. This Rider must be elected at Policy Issue. This Rider is not available in Louisiana and Utah. Please see the APPENDIX: STATE LAW VARIATIONS section in this prospectus for additional information. There is no additional fee for this Rider.

At the time of application, the policyowner must elect the following:

● The Periodic Payment Percentage – an amount between 50 and 100% of the Death Benefit Proceeds that will be paid under the Rider

● The BDR Duration: This is the number of years (between 5 and 30) that the payments will be made

● The BDR Frequency: This is either annual payments or monthly payments.

Certain riders attached to your Policy may restrict your ability to request unscheduled increases in Coverage Layers and therefore restrict any changes to the Benefit Distribution Elections. If you have exercised the Premier Living Benefits Rider 2, Premier Living Benefits Rider, the Overloan Protection 3 Rider or the Terminal Illness Rider, you are not eligible to request unscheduled increases in Coverage Layers and therefore changes to the Benefit Distribution Elections will be restricted.

The amount of the Death Benefit Proceeds payable under the BDR is the Benefit Distribution Amount, and is calculated by multiplying the Death Benefit Proceeds by the Periodic Payment Percentage. Any amount of the Death Benefit Proceeds not paid under the BDR is paid as described by your policy, either as a lump sum or under one of the other available income options. Death Benefit Proceeds are paid based on your BDR elections and the beneficiary of the policy will not be able to change those terms, even upon the death of the Insured.

Each periodic payment is determined by multiplying the Benefit Distribution Amount by the Benefit Distribution Factor. We determine the Benefit Distribution Factor based upon the BDR Duration, the BDR Frequency, and a 2% interest rate as shown in your Policy Specifications.

In accordance with IRS rules and regulations, a portion of each such periodic payment is reportable as interest income that may be taxable. We will annually report this interest income to the beneficiary and the IRS as required.

Periodic Payment Example

Given the characteristics below:

Policy Face Amount = $100,000

Death Benefit Periodic Payment Percentage = 75%

Duration of Periodic Payments (Years) = 10

Frequency of Periodic Payments = Annual

Benefit Distribution Factor = 0.109323914

Death Benefit at time of death = $100,000

Policy Debt at time of death = $0

The lump sum Death Benefit payment will be $25,000. ((100% - 75%) × 100,000). If the death occurred on a policy monthiversary date and periodic payments began the following month, each periodic payment will be $8,199.29. (75% × 100,000 × 0.109323914). The amount of each periodic payment treated as taxable income is $699.29. (8,199.29 – (100,000 × 75% / 10).

This Rider has no charge against the policy’s Accumulated Value. On a non-guaranteed basis, you may receive a BDR credit which would reduce the cost of insurance charges under the Policy for policies that have the Benefit Distribution Rider. However, the 2% interest rate used in the calculation of the payment is fixed and will not change, and may be lower than the interest rate that could be used to calculate similar payments under one of our other options available at the time of a death claim. You should contact us or your life insurance producer for more detailed information on other available income options.

Reduction to Cost of Insurance with BDR Example

Given the characteristics below:

Policy Face Amount = $100,000

Death Benefit Periodic Payment Percentage = 75%

Duration of Periodic Payments (Years) = 10

Frequency of Periodic Payments = Annual

An example of the reduction to cost of insurance charges during the first 5 policy years for a Policy with the Benefit Distribution Rider can be seen in the table below:

	Current Reduction to Cost of Insurance			Guaranteed Reduction to Cost of Insurance
Policy Year	Current Cost of Insurance Without BDR	Current Cost of Insurance With BDR	Reduction to Cost of Insurance With BDR	Current Cost of Insurance Without BDR	Current Cost of Insurance With BDR	Reduction to Cost of Insurance With BDR
1	$50.65	$47.22	$3.43	$50.65	$50.65	$0
2	$72.37	$67.19	$5.18	$72.37	$72.37	$0
3	$92.18	$85.37	$6.81	$92.18	$92.18	$0
4	$109.31	$100.95	$8.36	$109.31	$109.31	$0
5	$125.99	$116.06	$9.93	$125.99	$125.99	$0

Periodic payments will be determined as of the date of death. They become payable within 31 days following the Insured’s date of death and will be paid on the monthly or annual basis for the number of years in the BDR Duration. We will pay penalty interest on any periodic payment not paid when due at a rate not less than required by applicable law.

Benefit Distribution Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Benefit Distribution Rider
Purpose of Benefit [Text Block]	Allows all or a portion of the Policy’s death benefit proceeds to be paid as a series of periodic payments.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Additional cost applies.

● Available for Insured’s Age 90 or younger at issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

Scheduled Annual Renewable Term RiderProvides for scheduled increases in term insurance on the Insured generally without the requirements for future medical underwriting.Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Does not provide term insurance at Policy issue, only as scheduled on certain Policy Anniversaries.

● Any increase request for future scheduled term insurance may be subject to evidence of insurability and is subject to our approval.

● The amount of scheduled term insurance under this rider is limited based on age of the insured.

Annual Renewable Term Rider – Additional Insured	Provides term insurance on the Insured’s immediate family.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Insured’s immediate family must be age 90 or younger at Policy issue.

● Any increase in face amount under the rider will be subject to satisfactory evidence of insurability.

SVER Term Insurance Rider - Corporate	Provides term insurance on the Insured with the potential for a higher cash surrender value via a termination credit.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Policy must be owned by a corporation, trust, or individual (when part of an employer-sponsored arrangement).

● A termination credit may not be paid if Policy is surrendered in connection with the purchase of a replacement policy or the Policy owner upon surrender is a life insurance company and is different than the original policy owner on the application.

● Any increase request face amount under the rider may be subject to evidence of insurability and is subject to our approval.

● The percentages and related amounts that the termination credit is based on may be reduced.

Flexible Duration No-Lapse Guarantee Rider

Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Cash Surrender Value is insufficient to cover the total monthly deduction, provided that the No-Lapse Guarantee Value less any Policy Debt is greater than zero.

Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Available if Insured is at least age 18 and is no older than age 90 at Policy issue.

● At the initial purchase and during the entire time that you own this rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options section in this prospectus or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Total Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premiums paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Short-Term No-Lapse Guarantee Rider	Protects the Policy from lapsing for a specified guaranteed period of time due to poor Policy performance.	Standard

● Automatically issued on your Policy if Insured is Age 79 and younger and Death Benefit Option A or B is chosen at Policy issue.

● Guarantee period ranges from 5 to 20 years based on Insured’s age at Policy issue.

● Benefit will be provided if a certain amount of premium is paid each Policy month.

● The no-lapse guarantee is in effect as long as the No-Lapse Credit less Policy Debt is equal to greater than zero. The No-Lapse Credit depends on a number of factors and is affected by Policy loans, premiums, and withdrawals.

● Benefit will terminate if any rider added to the Policy has charges.

Overloan Protection 3 Rider	Provides Policy lapse protection if Policy debt through a Standard Loan is greater than the Accumulated Value, resulting in the Policy being overloaned.	Standard

● Automatically issued on your Policy if eligibility requirements are met.

● Additional one-time cost at exercise of benefit.

● Benefit cannot be exercised during the first 15 Policy years, before the Insured is Age 75, the Policy has entered the Grace Period, or if Death Benefit Option B or C was elected (can change to Option A to exercise benefit).

● Once exercised, no premiums, withdrawals, loan repayments (other than loan interest due), a Policy benefit change or addition at your request, or transfers at your request between Investment Options may occur.

● If the Rider is exercised, all Accumulated Value in the Investment Options and Segment Maturity Value of any Indexed Account at Segment Maturity will be transferred to the Fixed Account.

● If the Rider is exercised, any Premier LTC, Premier Living Benefit 2, Premier Living Benefit, and Terminal Illness Riders will terminate and increases in Face Amount that are scheduled to take effect after exercise of this Rider will be cancelled.

Premier LTC Rider	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.	Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Subject to the eligibility and other conditions described in the rider. Some of the conditions include the Insured being certified as a chronically ill individual, meeting the 90-day Elimination Period before benefits are payable, and obtaining written consent for benefit payments by any assignee or irrevocable Beneficiary.

● This Rider will not pay for care or services under certain circumstances as outlined in the Rider.

● Cannot be added to a Policy that was issued with Premier Living Benefit Rider or the Premier Living Benefit Rider 2.

● Payments are made monthly.

● Chronic Illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income Option or other systematic distribution program will be discontinued.

Premier Living Benefits Rider 2	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual or a terminally ill individual.	Standard

● Must be elected at Policy issue.

● Not available for Policies issued in California.

● Cannot be issued with the Terminal Illness Rider.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic or terminal illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic or terminal illness benefits.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronically ill benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● Terminal illness must be certified by a licensed physician (not the insured, owner, beneficiary, or relative).

● Once the Rider is exercised, we will not allow any requested increases in benefits under the Policy or any Riders.

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Premier Living Benefits Rider	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.	Standard

● Must be elected at Policy issue.

● Only available for Policies issued in California.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● Benefits may be requested once every 12-month period.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Terminal Illness Rider	Provides access to a portion of the Policy death benefit proceeds if the Insured has been certified as a terminally ill individual.	Optional

● Must be elected at Policy issue.

● Not available for Policies issued with the Premier Living Benefits Rider 2.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a terminal illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for terminal illness benefits.

● Terminal illness must be certified by a licensed physician (not the Insured, Owner, or Immediate Family Member).

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy Debt, Loan Account, Loan Account Value, and any surrender charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income option or other systematic distribution program will be discontinued.

    Benefit Distribution RiderAllows all or a portion of the Policy’s death benefit proceeds to be paid as a series of periodic payments.Optional

● Must be elected at Policy issue.

● Owner must make certain payout elections (percentage of death benefit proceeds, payment duration, and payment frequency) on the Policy application.

● Ability to request unscheduled increases or changes to payout elections may be restricted if certain riders (e.g. accelerated death benefit riders) are attached to the Policy.

● Upon death of the Insured, the beneficiary may not change any rider elections.

Name of Benefit [Text Block]	Benefit Distribution Rider
Benefit Standard or Optional [Text Block]	Optional
Conversion Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Conversion Rider
Purpose of Benefit [Text Block]	Allows you to convert eligible coverages into a new Policy.
Brief Restrictions / Limitations [Text Block]

● Automatically added at Policy issue.

● If the Policy’s Face Amount has been increased and that resulted in insurance coverage with Risk Classes that differ from the Policy’s original insurance coverage, the new Policy will be issued with the Risk Class of the most recent insurance coverage added.

● If exercised, a new Policy will be issued and any insurance coverage under this Policy will terminate.

Name of Benefit [Text Block]	Conversion Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Conversion Rider

Allows you to convert certain Eligible Coverages into a new Policy at any time during the conversion Policy year, as shown in the Policy Specifications. This Rider is automatically added to the Policy. Some life insurance producers may have a financial incentive to offer you a new policy in place of the one you already own. You should only convert your policy if you determine, after comparing features, fees (including surrender charges and premium loads), and risks of both policies, that it is preferable for you to purchase a new policy rather than own the existing policy. Call (800) 347-7787 if you have any questions about this Rider. There is not additional fee for this Rider.

Rider Term:

Eligible Coverage- is Coverage under the Policy that qualifies for conversion, as shown in the Policy Specifications.

How the Rider Works:

You may request to have your new policy issued on any other permanent life insurance policy that we make available for conversions at the time of your conversion request. We will issue your new policy at the same Risk Class as this Policy. However, if you have increased your Policy’s Face Amount, resulting in your Policy having one or more Coverage Layers with Risk Classes that differ from the Risk Class for the Policy’s original Face Amount, the new policy will be issued at the Risk Class of the Policy’s most recent Coverage Layer.

If you exercise the Rider, we will not require any evidence of insurability for the conversion. However, if you elect riders on the new policy that you do not currently have, you may have to provide evidence of insurability as needed for those riders. Working with your life insurance producer, please read the new policy prospectus for complete information prior to requesting a conversion.

If you exercise the Rider, we will issue the new policy you selected and Coverage under this Policy will terminate. Surrender charges are waived on any amount of Accumulated Value less Total Policy Debt transferred from this Policy to purchase the new policy. If the new policy is a variable universal life policy, the value transferred to the new policy will not be subject to any premium load. Premium loads will apply on the new policy for additional premium added at issue or after the initial premium paid from this Policy’s Accumulated Value less Total Policy Debt. Any surrender charges applicable to the new policy will continue to apply under the terms of the new policy.

The Rider will terminate on the earliest of your Written Request, the death of the Insured, or the date the Policy is no longer In Force.

Example

This example assumes that, during Policy Year 8, the Owner elects to convert this Policy and purchase another variable universal life policy issued by us. The existing Policy has a Face Amount of $500,000, premium payments subject to a surrender charge, an Accumulated Value of $150,000, and a $20,000 loan outstanding (Policy Debt). The new policy has a premium load and offers the same or similar Risk Class as the existing Policy.

When the transfer occurs, the new policy will be issued with a Face Amount of $500,000, and the Accumulated Value less Policy Debt ($130,000; ($150,000 less $20,000)) will be transferred to the new policy. We will waive the surrender charge that would be incurred on the amount transferred from the old policy. The new policy will not assess a premium load on the amount transferred ($130,000) from the old policy and the new policy will also be issued without the owner providing evidence of insurability. Once the new policy is issued, the old policy will terminate and no longer provide any insurance coverage.

Cost of Insurance [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Cost of Insurance	[6],[10]
Insurance Cost, When Deducted [Text Block]	Monthly Payment Date
Insurance Cost, Representative Investor [Text Block]	Charge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issueCharge for a representative Insured Current charge during Policy Year 1 is $0.03 per$1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue	[7],[8]
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.01
Coverage Charge [Member]
Prospectus:
Annual Maintenance Fee, Description [Text Block]	Coverage charge	[6],[11],[12]
Annual Maintenance Fee, When Deducted [Text Block]	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer
Annual Maintenance Fee, Maximum [Dollars]	$ 40
Annual Maintenance Fee, Minimum [Dollars]	$ 29
Annual Maintenance Fee, Footnotes [Text Block]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.Charges shown for the representative insured may not be typical of the charges you will pay.The Coverage charge rate is based on the Age, sex and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.This charge applies to the initial Basic Life Coverage Layer only and is not assessed against any additional Basic Life Coverage Layer.A decrease in Face Amount will not decrease its Coverage charge because the Coverage charge is based on the Coverage Layer at issue and the charge is used to recover the expense of issuing the insurance coverage.
Other Annual Expense, Representative [Text Block]	Charge for a representative Insured

Maximum guaranteed charge during Policy

Year 1 is $40.00 per Policy[8] plus $0.55 per $1,000

of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death

	Benefit Option ACharge for a representative Insured Current charge during Policy Year 1 is $40.00 per Policy[8] plus $0.51 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option A	[8],[13]
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers between Variable Investment Options.
Brief Restrictions / Limitations [Text Block]

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Name of Benefit [Text Block]	Dollar Cost Averaging
Benefit Standard or Optional [Text Block]	Standard
First Year Transfer [Member]
Prospectus:
Name of Benefit [Text Block]	First Year Transfer
Purpose of Benefit [Text Block]	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.
Brief Restrictions / Limitations [Text Block]	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.
Name of Benefit [Text Block]	First Year Transfer
Benefit Standard or Optional [Text Block]	Standard
Fixed Option Interest Sweep [Member]
Prospectus:
Name of Benefit [Text Block]	Fixed Option Interest Sweep
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.
Brief Restrictions / Limitations [Text Block]

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Name of Benefit [Text Block]	Fixed Option Interest Sweep
Benefit Standard or Optional [Text Block]	Standard
Flexible Duration No-Lapse Guarantee Rider (FDNLG) [Member]
Prospectus:
Operation of Benefit [Text Block]

Flexible Duration No-Lapse Guarantee Rider (FDNLG)

This Rider provides a no-lapse guarantee that the Policy and any optional benefits you have selected will remain In Force for a period you have selected even if the Policy’s Net Accumulated Value (Accumulated Value less any Policy Debt) is not enough to cover the Monthly Deductions due. As long as the No-Lapse Guarantee under this Rider is in effect, the Policy will not enter the Grace Period and lapse. This Rider must be elected at Policy issue. We assess a monthly charge for this Rider.

If you elect the FDNLG Rider, it will be in effect when we issue the Policy. The Rider cannot be added after the Policy Issue Date.

Rider Eligibility

You are eligible to elect the Rider if:

● The Insured is age 90 or younger at Policy issue and is not juvenile (Insured’s age at Policy issue is at least 18).

● At initial purchase and during the entire time that you own this Rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options. See the APPENDIX: FUNDS AVAILABLE UNDER THIS POLICY – Allowable Investment Options section in this prospectus. You may contact us at any time for information on the allowable Investment Options.

We may add or remove allowable Investment Options at any time. Following a change, your current allocation of Accumulated Value may not comply with our revised allocation requirements for the Rider. As a result, you will be required to reallocate your Policy Accumulated Value to the revised allowable Investment Options in order to maintain the Rider benefits. We have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Our right to add or remove allowable Investment Options may limit the number of Investment Options that are otherwise available to you under the Policy. Please discuss with your life insurance producer if this Policy and Rider are appropriate for you given our right to make changes to the allowable Investment Options.

We may make such a change due to a fund reorganization, fund substitution, fund liquidation, or to help protect our ability to provide the guarantees under the Rider (for example, changes in an underlying Fund’s investment objective and principal investment strategies, or changes in general market conditions). If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value to comply with the new Rider allocation requirements, your Rider will terminate.

We will send you written notice in the event any transaction made by you will cause the Rider to terminate for failure to invest according to the investment allocation requirements. However, you will have at least 20 calendar days starting from the date of our written notice, to instruct us to take appropriate corrective action to continue the Rider. If you take appropriate corrective action and continue the Rider, the Rider benefits and features available immediately before the terminating event will remain in effect.

Rider Terms:

Net Basic Premium –equals the Basic Premium reduced by applicable fees and charges.

Basic Fund –receives Net Basic Premium, less any withdrawals or accelerated death benefit payments.

Excess Fund –receives Net Excess Premium, less any withdrawals or accelerated death benefit payments.

Excess Premium –equals the portion of each Premium Payment received in a Policy year in excess of the Basic Premium.

Excess Premium Load-an amount equal to the Excess Premium multiplied by the Excess Premium Load rate which is 10%. This load is not deducted from any premium made under the Policy and is used only as a factor for determining benefits under this Rider.

No-Lapse Premium Load-an amount equal to the Premium Payment multiplied by the No-Lapse Premium Load rate which is 6.10%. This load is not deducted from any premium made under the Policy and is used only as a factor for determining benefits under this Rider.

Optional Benefit Charges – are equal to the sum of the charges, if any, for each optional benefit attached to the Policy. The charges incurred for those optional benefits are used in the calculation to determine the No-Lapse Guarantee Value for this Rider. See the No-Lapse Deduction subsection below. This is only used to determine benefits under this Rider is not a charge deducted from the Accumulated Value.

Rider Charge Effect on Policy Values

There is a monthly charge for the FDNLG Rider. The charge is deducted from your Policy’s Accumulated Value as a Monthly Deduction. This charge does not reduce your No-Lapse Guarantee Value. The Rider Charge is shown in the Policy Specifications and equals a monthly rate per dollar of Policy Net Amount at Risk (Rider Charge). Currently, the charge rate is $0.00-$0.16 per $1,000 of Net Amount of Risk.

Example:

Assumptions:

● Policy’s Net Amount at Risk is $80,000

● Rider Charge Deduction is 0.0001

Then the Rider Charge associated with the FDNLG rider is $8 ($80,000 × 0.0001).

No Lapse Guarantee Value

The duration of the guarantee under the FDNLG rider can cover the lifetime of the Insured. The duration of the FDNLG Rider is determined by the No Lapse Guarantee Value. The guarantee is in effect as long as the Net No-Lapse Guarantee Value (No Lapse Guarantee Value less any Policy Debt) is greater than zero.

The No-Lapse Guarantee Value is equal to the sum of the Basic Fund, the Excess Fund and the No-Lapse Guarantee Loan Account Value. The Basic Fund contains the Net Basic Premium and is credited with an Accumulation Amount that can range from a 2% to 6% annual rate, based on issue age and duration. The Excess Fund contains the Net Excess Premium and is credited with an

Accumulation Amount based upon a 2% annual rate. The No-Lapse Guarantee Loan Account Value is equal to the Loan Account Value on your Policy.

Note: The No-Lapse Guarantee Value is tracked only for the purpose of determining if the No Lapse Guarantee is in effect. The value, including any Accumulation Amounts added to the No-Lapse Guarantee Value, is not added to the Policy’s Accumulated Value, and as such cannot be withdrawn or loaned against, and is not used in the determination of the Death Benefit or to any other benefit under the Policy.

Example:

Assumptions:

● Policy 1 elected FDNLG Rider at issue

o Basic Fund is $11,000 before no-lapse deductions

o Excess Fund is $0 before no-lapse deductions

o No-Lapse Guarantee Loan Account Value is $9,000

o Upcoming monthly no-lapse deduction of $1,000

● Policy 2 did not elect FDNLG Rider at issue

● For both policies:

o Accumulated Value of $10,000 before monthly deductions

o Policy Debt of $9,000

o Surrender charge of $500

o Upcoming monthly deduction of $1,000

o Withdrawal of $200

Result:

● Both policies have a Net Accumulated Value of -$700 ($10,000 - $9,000 - $500 - $1,000 - $200) after the monthly deduction

● Policy 1 remains in force because Net No-Lapse Guarantee Value is greater than $0 even though Net Accumulated Value is less than $0.

● Policy 1 has a Net No-Lapse Guarantee Value of $300 ($11,000 - $9,000 - $500 - $1,000-$200) after the monthly deduction

● Policy 2 enters the Grace Period since Net Accumulated Value is less than $0.

Basic and Excess Fund under the Rider

The Basic and Excess Fund are an accumulation of policy premiums, withdrawals, and loans. While the Basic Fund may become negative, the Excess Fund will never be less than zero. Both the Basic Fund and the Excess Fund are increased and reduced as described below.

1. Net Basic Premiums are added to the Basic Fund; Net Excess Premiums are added to the Excess Fund,

2. No Lapse Deductions reduce the Excess Fund, and then the Basic Fund,

3. Accumulation Amounts are added to the Basic Fund and Excess Fund,

4. Any withdrawal of policy Accumulated Value will reduce the Excess Fund and then the Basic Fund, including any policy fees, and

5. Policy Loans will reduce the Excess Fund and then the Basic Fund.

Net Premium is allocated to the Basic Fund and Excess Fund as follows:

● Net Basic Premium is the higher of the premium up to the Annual Premium Threshold for the Policy Year, as described in the Policy Specifications, or the amount needed to bring any negative Basic Fund back to zero. This amount is reduced by the No-Lapse Premium Load and added to the Basic Fund.

● Net Excess Premium is any premium in excess of the Basic Premium. Excess Premium is reduced by the No-Lapse Premium Load and the Excess Premium Load and added to the Excess Fund. Please note, the No-Lapse Premium Load and the Excess Premium Load are only used to determine the benefits provided by this Rider – they are not assessed against any premium made under the Policy or against the Policy’s Accumulated Value.

Example:

Assumptions:

● Annual Premium Threshold for the current year is $10,000

● Premium Received is $15,000

● Basic fund is positive

● No Lapse Premium Load is 6.10%

● Excess Premium Load is 10%

The Net Basic Premium and Net Excess Premium are calculated as follows.

● Basic Premium is $10,000 (lesser of $10,000 and $15,000). Net Basic Premium of $9,390 [$10,000 × (1-6.10%)] will be added to the Basic Fund.

● Excess Premium is $5,000. Net Excess Premium of $4,195 [$5,000 × (1 – 6.10% - 10%)] will be added to the Excess Fund

Example:

Assumptions:

● Annual Premium Threshold for the current year is $10,000

● Premium Received is $15,000

● Basic Fund is -$12,207.

● No Lapse Premium Load is 6.10%

● Excess Premium Load is 10%

The Net Basic Premium and Net Excess Premium are calculated as follows.

● Basic Premium is $13,000. The Net Basic Premium is $12,207 [$13,000 × (1-6.10%)], which, when added to the Basic Fund, brings the Basic Fund to zero.

● Excess Premium is $2,000. Net Excess Premium of $1,678 [$2,000 × (1 – 6.10% - 10%)] will be added to the Excess Fund

No-Lapse Deduction

The No-Lapse Deduction is an amount that is deducted first from the Excess Fund until the Excess Fund is reduced to zero and then from the Basic Fund. The No-Lapse Monthly Deduction is the greater of the No-Lapse Monthly Charge Deduction or the Alternative No-Lapse Monthly Deduction, as described below.

No-Lapse Monthly Charge Deduction. The No-Lapse Monthly Charge Deduction is described in the Policy Specifications and includes the following:

● The No-Lapse Coverage Charge

● The No-Lapse Administrative Charge

● Optional Benefit Charges, if any (applies to the Annual Renewable Term Rider, Flexible Duration No-Lapse Guarantee Rider, Scheduled Annual Renewable Term Rider, SVER Term Insurance Rider-Corporate, Overloan Protection 3 Rider, Annual Renewable Term Rider - Additional Insured, and/or Premier LTC Rider as applicable)

● Transactional policy fees and charges, if any

● The No-Lapse Cost of Insurance Charge.

Alternative No-Lapse Monthly Deduction. The Alternative No-Lapse Monthly Deduction is also described in the Rider Specifications and includes:

● Optional Benefit Charges, if any

● Transactional policy fees and charges, if any

● The Alternative No-Lapse Cost of Insurance Charge.

Example:

Assumptions:

● Basic Fund before No-Lapse Deduction is $9,000

● Excess Fund is $3,500

● No-Lapse Monthly Charge Deduction is $3,000

● Alternative No-Lapse Monthly Deduction is $4,000.

Then the Basic and Excess Funds are reduced as follows:

● The No-Lapse Deduction is $4,000 (the greater of $3,000 and $4,000)

● Excess Fund will be reduced to $0

● Basic Fund to $8,500.

No-Lapse Accumulation Amount

The No-Lapse Accumulation Amount is an amount that is added to the Basic Fund and the Excess Fund as follows.

● The Basic Fund No-Lapse Accumulation Amount is added to the Basic Fund. It is equal to the Basic Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the No-Lapse Accumulation Factor as shown in the Policy Specifications. If your Basic Fund is negative, the accumulation will further reduce your Basic Fund. The No-Lapse Accumulation Factor is 0.002466, which is equivalent to an annual rate of 3%.

● The Excess Fund No-Lapse Accumulation Amount is added to the Excess Fund. It is equal to the Excess Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the Excess Accumulation Factor as shown in the Policy Specifications. The Excess Fund Accumulation Factor is 0.0016516, which is equivalent to an annual rate of 2%

Example:

Assumptions:

● Basic Fund is $8,500, after premiums and no-lapse deductions.

● Excess Fund is $2,500, after premiums and no-lapse deductions

● No Lapse Accumulation Factor is 0.002466

● Excess Fund Accumulation is 0.0016516

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

● Basic Fund Accumulation Amount is $20.96, and the Basic Fund is $8,520.96

● Excess Fund Accumulation Amount is $4.13, and the Excess Fund is $2,504.13.

Example:

Assumptions:

● Basic Fund is -$5,000, after premiums and no-lapse deductions.

● Excess Fund is $0, after premiums and no-lapse deductions

● No Lapse Accumulation Factor is 0.002466

● Excess Fund Accumulation is 0.0016516

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

● Basic Fund Accumulation Amount is -$12.33, and the Basic Fund is -$5,012.33.

● Excess Fund Accumulation Amount is $0, and the Excess Fund is $0.

Loan Effects on Rider

Loans have an effect on the No Lapse Guarantee Value

● Any new loan, including any loan interest that is added to the loan on an anniversary, will be added to the No-Lapse Guarantee Loan Account Value and will reduce the Excess Fund and then the Basic Fund.

● Any loan repayment will be added to the Basic Fund only to the extent that the Basic Fund is negative. Otherwise, it will be added to the Excess Fund.

Important considerations

The growth of your No-Lapse Guarantee Value depends on a number of factors including, but not limited to, the amount of premium you pay, the timing of your premium payments and any Policy changes. Any modification you make to the originally planned timing of or amount of premium paid and any Policy changes will affect the duration of the No-Lapse Guarantee provided by the Rider. Before making any change to the Policy, please request and review a current Illustration.

This Rider will terminate if an increase in Face Amount under the Policy is elected. Please work with your life insurance producer before making any requests to increase the Face Amount under the Policy.

If your Net No-Lapse Guarantee Value is equal to or less than zero, the benefits under this rider will not be in effect. However, you can restore the no-lapse guarantee benefit by making a premium payment or a loan repayment in an amount sufficient to make your Net No-Lapse Guarantee Value positive.

Some examples of things you should consider:

1. If you defer a payment, you will not receive the Accumulation Amount associated with that premium in the Basic and Excess Fund. If such a deferral would cause your No Lapse Guarantee Value to be negative, you will have to make a sufficient payment to bring the Basic Fund to positive, including any negative Accumulation Amounts.

2. If you defer payments and then try to “catch up” with a single large payment, that payment may be split into a Basic and Excess Premium based on the Annual Premium Threshold. Any premium allocated to the Excess Fund will have lower Accumulation Amounts associated with it.

3. If you take a policy loan, your Basic Fund may be reduced. A loan repayment may not recover the value deducted from the Basic Fund, but instead could be added to the Excess Fund.

4. Any withdrawal will reduce the Excess and Basic Fund. However, a subsequent premium payment will be affected both by the Annual Premium Threshold and the Basic and Excess fund accumulation amounts, plus associated No-Lapse and Excess Premium Loads.

5. You have the ability to increase the duration of your FDNLG rider by paying higher premiums, subject to the Annual Premium Threshold.

Rider Termination

The Rider will terminate on the earliest of:

● Your Written Request;

● Policy Surrender;

● The date the Policy is no longer In Force,

● Allocation into any Investment Option that is not an allowable Investment Option and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider;

● Upon electing an increase in Face Amount;

● The end of the Maximum No-Lapse Guarantee Period, as shown in the Policy Specifications; or

● The date when the Net No-Lapse Guarantee Value and the Net Accumulated Value are both less than or equal to zero and the Policy lapses (see the YOUR POLICY’S ACCUMULATED VALUE – Lapsing and Reinstatement section in this prospectus).

Reinstatement

This Rider may not be reinstated if it was terminated before the date the Policy was no longer In Force. Otherwise, this Rider will reinstate on the date that the Policy is reinstated.

Flexible Duration No-Lapse Guarantee Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Flexible Duration No-Lapse Guarantee Rider	[7]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed and current charge is $0.05 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker who is Age 45 at Policy issue	[8]
Optional Benefit Expense, Maximum [Dollars]	$ 0.16
Optional Benefit Expense, Minimum [Dollars]	$ 0
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative insured may not be typical of the charges you will pay.Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Flexible Duration No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Provides that the Policy and any optional benefits you have selected will remain In Force even if the Policy’s Net Cash Surrender Value is insufficient to cover the total monthly deduction, provided that the No-Lapse Guarantee Value less any Policy Debt is greater than zero.
Brief Restrictions / Limitations [Text Block]

● Additional cost applies.

● Available if Insured is at least age 18 and is no older than age 90 at Policy issue.

● At the initial purchase and during the entire time that you own this rider, you must allocate 100% of your Accumulated Value among the allowable Investment Options for the Rider listed under the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY – Allowable Investment Options section in this prospectus or the Rider will terminate.

● The no-lapse guarantee applies as long as the Net No-Lapse Guarantee Value (No-Lapse Guarantee Value less any Total Policy Debt) is greater than zero.

● The No-Lapse Guarantee Value depends on a number of factors including amount and timing of premiums paid and hypothetical values under the rider which are affected by Policy loans, withdrawals, interest rates, Policy changes, and other factors.

● Benefit will terminate upon electing an increase in Face Amount under the Policy.

Benefits Description [Table Text Block]

Flexible Duration No-Lapse Guarantee Rider. The no lapse guarantee under this Rider can cover the lifetime of the Insured and is designed to provide no-lapse protection for a period longer than the Short-Term No-Lapse Guarantee Rider. This Rider provides that the Policy and any optional benefits you have elected will remain In Force even if the Policy’s Net Accumulated Value is insufficient to cover the total monthly deduction, provided that the No Lapse Guarantee Value less any Policy Debt is greater than zero.

Name of Benefit [Text Block]	Flexible Duration No-Lapse Guarantee Rider
Benefit Standard or Optional [Text Block]	Optional
Illustration Request [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Illustration request	[3]
Other Transaction Fee, When Deducted [Text Block]	Upon request of Policy illustration in excess of 1 per year
Other Transaction Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge.
Loan Interest Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Loan interest charge	[7]
Optional Benefit Charge, When Deducted [Text Block]	Policy Anniversary
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%	[14]
Optional Benefit Expense, Footnotes [Text Block]	Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Option A Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]	Option A – the Total Face Amount of your Policy.The Death Benefit is designed to remain level.
Option B Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]	Option B – the Total Face Amount of your Policy plus its Accumulated Value.The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.
Option C Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.
Brief Restrictions / Limitations [Text Block]

Limits on Option C

The following limits apply to Option C:

● Option C must be elected at Policy issue.

● To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

● The Death Benefit calculated under Option C will be limited to the Option C Death Benefit Limit shown in your Policy Specifications.

● Once the Policy is issued, the Option C Death Benefit Limit will not change, even if you increase or decrease the Face Amount of your Policy or any Rider.

● We will not approve any increase in Face Amount to the Policy or any Rider that would cause the Death Benefit to exceed the Option C Death Benefit Limit.

Optional Benefit Charges Annual Renewable Term Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Annual Renewable Term Rider– Additional Insured	[7]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $0.12 per $1,000 of Rider Face Amount for a female standard non-smoker who is Age 45 at Policy issueCharge for a representative Insured Current charge during Policy Year 1 is $0.03 per $1,000 of Rider Face Amount for a female standard non-smoker who is Age 45 at Policy issue	[8]
Optional Benefit Expense, Maximum [Dollars]	$ 83.34
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Overloan Protection 3 Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Overloan Protection 3 Rider	[7]
Optional Benefit Charge, When Deducted [Text Block]	At exercise of benefit
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed charge for a male standard non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise	[8]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.52%	[15]
Optional Benefit Expense (of Other Amount), Minimum [Percent]	1.12%	[15]
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative insured may not be typical of the charges you will pay.Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Overloan Protection 3 Rider
Purpose of Benefit [Text Block]	Provides Policy lapse protection if Policy debt through a Standard Loan is greater than the Accumulated Value, resulting in the Policy being overloaned.
Brief Restrictions / Limitations [Text Block]

● Automatically issued on your Policy if eligibility requirements are met.

● Additional one-time cost at exercise of benefit.

● Benefit cannot be exercised during the first 15 Policy years, before the Insured is Age 75, the Policy has entered the Grace Period, or if Death Benefit Option B or C was elected (can change to Option A to exercise benefit).

● Once exercised, no premiums, withdrawals, loan repayments (other than loan interest due), a Policy benefit change or addition at your request, or transfers at your request between Investment Options may occur.

● If the Rider is exercised, all Accumulated Value in the Investment Options and Segment Maturity Value of any Indexed Account at Segment Maturity will be transferred to the Fixed Account.

● If the Rider is exercised, any Premier LTC, Premier Living Benefit 2, Premier Living Benefit, and Terminal Illness Riders will terminate and increases in Face Amount that are scheduled to take effect after exercise of this Rider will be cancelled.

Benefits Description [Table Text Block]

Overloan Protection 3 Rider. The no lapse guarantee under this Rider is designed to prevent the Policy from lapsing when the Standard Policy Debt is greater than the Policy’s Accumulated Value resulting in the Policy being overloaned.

Complete information about each Rider is below.

Accelerated Death Benefit Riders

This Policy currently offers four accelerated death benefit Riders. The Riders are the Premier LTC Rider, Premier Living Benefits Rider 2, Premier Living Benefits Rider, and the Terminal Illness Rider.

Name of Benefit [Text Block]	Overloan Protection 3 Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Overloan Protection 3 Rider

The Rider guarantees that your Policy will not lapse if the Policy Debt is greater than the Policy’s Accumulated Value, resulting in it being overloaned. On or after the earliest exercise effective date, if all Rider Exercise Requirements have been met you may exercise the Rider by submitting a Written Request. This Rider is automatically issued on your Policy if eligibility requirements are met. There is no charge for this Rider unless you exercise it. See below for charge information.

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the Grace Period.

Rider Exercise Requirements

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise the Rider and all exercise requirements have been met. The earliest exercise effective date is shown in the Policy Specifications. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

● The Death Benefit Option is Option A. If your policy does not meet this prerequisite, you must change your Death Benefit Option to Death Benefit Option A, by Written Request, prior to Rider exercise. Changes to your Death Benefit Option take effect on the Monthly Payment Date next following your Written Request. Such changes will modify your Total Face Amount and, as a result, this Rider may impact your ability to meet all the exercise conditions described below.

● There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

● The Policy Debt is greater than the Total Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

● There are no projected forced distributions of Accumulated Value for any Policy Year.

● The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

● The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

● Other than this Rider and any term insurance rider on the Insured that contributes to the Total Face Amount of the policy, any Riders in effect with regularly scheduled charges will be terminated. Additionally, any accelerated death benefit rider will terminate upon exercise of this Rider. Any increases in Face Amount that are scheduled to take effect after exercise of the Rider will be cancelled. The policy must not be in the Grace Period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

2. Upon each Index Account Segment's Maturity, reallocate the Segment Maturity Value into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

3. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s sex, Risk Class and Age as applicable at the time the Rider is exercised. If you never exercise the Rider, there is no charge for it. After you exercise the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

A hypothetical example

For a male standard nonsmoker, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by overloan.

After the Rider is exercised, the Policy’s Minimum Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in the DEATH BENEFITS section in this prospectus.

Rider Termination

This Rider will terminate on the earliest of the following events:

● The Policy terminates;

● You make a Written Request to terminate the Rider; or

● If, after the exercise effective date:

● Any premium is paid

● Any withdrawal is taken

● Any loan repayment is made, other than for loan interest due

● Any Policy benefit is changed or added at your request

● Any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

Possible Tax Consequences

You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax advisor as to the tax risks associated with this Rider.

Example

A Policy is issued to an Insured age 55 with a Face Amount of $250,000, Death Benefit Option A and the Guideline Premium Test was elected. This Rider is automatically added to the Policy at issue. There is no charge for this Rider until it is exercised. During the first 17 years of the Policy, the Insured makes additional premium payments, withdrawals and takes out loans. Over the next 3 Policy years, the Insured takes out additional loans on the Policy. This loan activity increases the total amount of loans which now exceed the Policy’s Accumulated Value, however, the Accumulated Value is still positive.

The Insured decides to exercise this Rider. Upon exercise, the one-time Rider charge will be assessed. No more loans, premium payments, or withdrawals will be allowed while this Rider is in effect. As long as the Rider stays in effect, the Policy will not lapse even if the Accumulated Value is insufficient to cover any Policy charges.

Portfolio Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to make automatic transfers among the Variable Investment Options according to your allocation instructions.
Brief Restrictions / Limitations [Text Block]

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new allocation instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Benefit Standard or Optional [Text Block]	Standard
Premier LTC Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Premier LTC Rider	[7]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Charge, Representative [Text Block]	Charge for a representative InsuredMaximum guaranteed charge is $0.20 per $1,000 of LTC NAR for a male, who is Age 45 at Policy IssueCharge for a representative Insured Current charge is $0.06 per $1,000 of LTC NAR for a married male, who is Age 45 at Policy Issue with a 2.0% benefit	[8]
Optional Benefit Expense, Maximum [Dollars]	$ 1.87
Optional Benefit Expense, Minimum [Dollars]	$ 0.02
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative insured may not be typical of the charges you will pay.Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Premier LTC Rider
Purpose of Benefit [Text Block]	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.
Brief Restrictions / Limitations [Text Block]

● Additional cost applies.

● Subject to the eligibility and other conditions described in the rider. Some of the conditions include the Insured being certified as a chronically ill individual, meeting the 90-day Elimination Period before benefits are payable, and obtaining written consent for benefit payments by any assignee or irrevocable Beneficiary.

● This Rider will not pay for care or services under certain circumstances as outlined in the Rider.

● Cannot be added to a Policy that was issued with Premier Living Benefit Rider or the Premier Living Benefit Rider 2.

● Payments are made monthly.

● Chronic Illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income Option or other systematic distribution program will be discontinued.

Benefits Description [Table Text Block]

Premier LTC Rider. This Rider is a long-term care insurance rider that provides protection from the financial impacts of requiring long-term care services due to a chronic illness by providing acceleration of all or a portion of the Death Benefit. Benefit payments are made monthly. This Rider is not available for a Policy issued with the Premier Living Benefits Rider or the Premier Living Benefits Rider 2.

Name of Benefit [Text Block]	Premier LTC Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Premier LTC Rider

(This Rider is called “Accelerated Death Benefit Rider for Long-Term Care” in your Policy)

The Premier LTC Rider (LTC Rider) is a long-term care insurance rider that provides benefits for Covered Services incurred for Adult Day Care, Assisted Living Care, Home Health Care, Hospice Care, and Nursing Home Care. The Rider accelerates all or a portion of the Policy’s Death Benefit if you become Chronically Ill. You can only elect the LTC Rider at Policy issue. The Rider allows the Policy Owner to accelerate the Policy’s death benefit proceeds as a monthly benefit for Covered Services while the Insured is Chronically Ill and receiving Qualified Long-Term Care Services at an approved location as prescribed under a Plan of Care, subject to the limitations, exclusions and eligibility conditions defined in the Rider (see the Limitations, Exclusions and Eligibility Conditions for Benefits subsection below).  We assess a monthly charge for the Rider. For more information, please see the APPENDIX: STATE LAW VARIATIONS section in this prospectus. This Rider must be elected at Policy Issue.

This Rider cannot be added to any policy that has the Premier Living Benefit Rider 2 attached. You may elect both the Terminal Illness Rider and the LTC Rider at policy issue, as long as the Insured meets the eligibility requirements for each rider.

If you choose to exercise the Rider, at the time we pay any benefit payment, we will reduce your Policy’s Death Benefit by an amount greater than the benefit payment itself, as described in the Rider. Other Policy values, including but not limited to Accumulated Value and Total Face Amount will be reduced pro rata.

30-Day Right to Examine

The Owner has 30 days from the day this Rider is received to examine and return it to us if the Owner decides not to keep this Rider.  The Owner does not have to tell us the reason for returning this Rider.  The Rider can be returned to us at our Administrative Office or to the Producer through whom it was bought.  If you wish to cancel the Rider without cancelling the Policy, you must return the Policy and this Rider to us so that we can send you back the Policy without this Rider.  We will refund, as a credit to the Policy, the full amount of any Rider Charges paid within 30 days of such a Rider return and the Rider will be void from the start.

Rider Charge

We assess the LTC Rider Charge on each Monthly Payment Date and deduct it from the Policy’s Accumulated Value. The current charge for this Rider is $0.01-$1.15 per $1,000 of LTC Net Amount at Risk. The maximum monthly charge for this Rider is equal to (a × b) where:

(a) Is the Maximum Monthly LTC Rider Charge Rate as shown in the Policy Specifications divided by 1000; and

(b) Is the LTC Net Amount at Risk.

During any Claim Period, we will waive any LTC Rider Charges that would occur as part of the Policy Monthly Deduction. Any LTC Rider Charges will also be waived when calculating any waiver of charges coverage on the Policy. The charges will resume when the Claim Period is no longer in effect. Rider charges will apply during any Elimination Period.

A hypothetical example of a Maximum Monthly LTC Rider Charge Calculation:

Assume the following:

● Policy Death Benefit is $1,000,000

● LTC Coverage Amount is $750,000

● Policy Net Amount at Risk (NAR) is $948,351

● Maximum Monthly LTC Rider Charge rate per $1000 of LTC NAR is 0.3426

LTC NAR = $711,263.25. The LTC Net Amount of Risk (NAR) is calculated on each Monthly Payment Date as [a × b] ÷ c where:

(a) Is the LTC Coverage Amount;

(b) Is the Policy’s Net Amount at Risk; and

(c) Is the Policy’s Death Benefit.

LTC Rider Charge = [Maximum Monthly LTC Rider Charge Rate ÷ 1000] x LTC NAR = $243.68

Rider Terms

Acceleration Percentage – an amount used to calculate Policy and Rider values after a benefit payment and after the corresponding reduction to the Policy’s Total Face Amount. It is calculated after each benefit payment as the LTC Benefit Amount divided by the Policy Death Benefit prior to the benefit payment.

Activities of Daily Living – generally include the following self-care functions:

● Bathing oneself

● Continence

● Dressing oneself

● Feeding oneself

● Getting oneself to and from the toilet

● Transferring oneself into or out of a bed, chair or wheelchair.

The Rider attached to your Policy contains more detailed information about these self-care functions.

Adjusted LTC Coverage Amount – the amount used to calculate the Maximum Monthly Benefit Payment Amount. If no benefits have been paid under the Rider, the Adjusted LTC Coverage Amount is equal to the LTC Coverage Amount. Any decrease to LTC Coverage Amount will also decrease the Adjusted LTC Coverage Amount by the same dollar amount, except that the Adjusted LTC Coverage Amount will not be reduced for a benefit payment under this rider. We do not allow increases to the Adjusted LTC Coverage Amount.

Assessment –an evaluation done in the United States by a Licensed Health Care Practitioner to determine or verify that the Insured is a Chronically Ill Individual.

Assisted Living Care – personal/custodial monitoring and assistance with Activities of Daily Living provided in a residential setting in an Assisted Living Facility.

Assisted Living Facility – a facility that is licensed or certified or complies with the state’s facility licensing requirements to engage primarily in providing ongoing Assisted Living Care and related services as described in the Rider.

Chronically Ill Individual – an Insured who has been certified in writing as:

● Being unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual for a period of at least 90 days due to a loss of functional capacity; or

● Requiring substantial supervision by another person for protection from threats to the Insured’s health or safety due to a Severe Cognitive Impairment as described in the Rider.

Claim Forms – we will provide Claim Forms for the filing of a Proof of Loss when we receive the notice of claim. If the Owner, Insured or Insured’s Representative does not receive the necessary Claim Forms within 15 days, a Proof of Loss can be filed without them by sending us a letter which describes the occurrence, the character and the extent of the loss for which the claim is made. That letter must be sent to us at our Administrative Office within the time noted below under Proof of Loss.

Claim Period- an uninterrupted period of time during which benefits are being paid under this Rider. The Claim Period for an occurrence begins on the date a benefit payment is made. After the final benefit payment for an occurrence is made, the Claim Period terminates at the end of the day prior to the next Monthly Payment Date.

Confinement or Confined – an Insured who is a resident in a Nursing Home Facility, an Assisted Living Facility or a Hospice Care Facility for a period for which a room and board charge is made.

Covered Services – the types of Qualified Long-Term Care Services the Insured must receive and must be prescribed under a Plan of Care in order to qualify for a benefit to be payable under this Rider.

Elimination Period –the total number of days that the Insured is a Chronically Ill Individual before benefits are payable. The Elimination Period is 90 days for all covered services. The Elimination Period must only be met once; any subsequent claim will not be subject to a new Elimination Period

Home Health Care –medical and non-medical services, provided to ill, disabled or infirm persons by a Home Health Care Agency in their residences.

Home Health Care Agency –an entity that is licensed or certified to provide Home Health Care for compensation by the state in which it operates and employs staff who are qualified by training or experience to provide such care.

Hospice Care –services designed to provide palliative care and alleviate the Insured’s physical, emotional and social discomforts if he or she is Terminally Ill and in the last phases of life.

Hospice Care Facility –a facility that is appropriately licensed or certified to provide Hospice Care in the state in which it operates.

Immediate Family Member – the Insured’s Spouse and the parents, brothers, sisters and children of either the Insured or the Insured’s Spouse by blood, adoption or marriage.

In Good Order – the date the applicable Elimination Period has been completed and all of the requirements under the eligibility conditions for the payment of benefits under this Rider have been met and verified by us.

Licensed Health Care Practitioner – a physician, a registered professional nurse, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of the Treasury of the United States. A Licensed Health Care Practitioner must reside in the United States and cannot be you or an Immediate Family Member.

LTC Coverage Amount – the total benefits payable under the Rider, adjusted for certain policy transactions as further described in LTC Coverage Amount.

LTC Net Amount at Risk (NAR) – the LTC NAR is calculated on each Monthly Payment Date as (a) multiplied by (b) divided by (c) where:

 (a) Is the LTC Coverage Amount;

 (b) Is the Net Amount at Risk of the Policy; and

 (c) Is the Death Benefit of the Policy.

Maintenance or Personal Care Services – means any care the primary purpose of which is the provision of needed assistance with any of the disabilities as a result of which the Insured is a Chronically Ill Individual. This includes protection from threats to health and safety due to Severe Cognitive Impairment.

Minimum LTC Coverage Amount – the minimum amount of long term care coverage available under the Rider; generally $50,000 but varies by state and is shown in your policy specifications.

Minimum Premium Requirements – if your Policy has minimum earnings benefits, any Minimum Premium Requirement is reduced on the date of the claim by an amount equal to the Minimum Premium Requirement prior to the benefit payment multiplied by the

Acceleration Percentage. The total premium paid used to meet any Minimum Premium Requirement is reduced on the date of the claim by an amount equal to the total premium paid prior to the benefit payment multiplied by the Acceleration Percentage.

Monthly Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service and in effect on the date any LTC Benefit is effective, multiplied by the Maximum Per Diem Limitation Percentage shown in the Policy Specifications then multiplied by 30. The IRS releases updated Per Diem Limitations annually.  Current Per Diem Limitations can be found on the IRS’ website at www.irs.gov. You may also contact us at our Life Insurance Operations Center to request a quote for the current Limitations.

Nursing Home Care –nursing care and related services provided on an in-patient basis by a Nursing Home Facility.

Nursing Home Facility – a facility or distinctly separate part of a hospital or other institution that is appropriately licensed or certified or complies with the state’s facility licensing requirements to engage primarily in providing Nursing Home Care to inpatients under a planned program supervised by a Physician.

Option C Amount – if Death Benefit Option C is elected, the Option C Amount is the Policy’s Total Face Amount plus premiums paid, less any withdrawals (WD) or other distributions and is subject to Death Benefit Option C Limit as described in the Policy Specifications.

Physician – a doctor of medicine or osteopathy legally authorized to practice medicine and surgery by the state in which he or she performs such function or action (as defined in Section 1861(r)(1) of the Social Security Act).

Plan of Care – a written individualized plan of services which is appropriate and consistent with the Health Insurance Portability and Accountability Act of 1996 (“HIPAA”). An approved Plan will be consistent with the care needs that were verified during the process of establishing that the Insured is a Chronically Ill Individual.  When we have received all information required to verify the Plan of Care, which will include the proposed provider of long term care services, we will generally complete the verification process within ten business days of the date of the claimant’s benefit eligibility approval.

Proof of Loss – written Proof of Loss is information satisfactory to us that describes and confirms that the Insured has met the eligibility requirements for the payment of benefits. We will request Proof of Loss; we may require Proof of Loss from the Insured on a monthly or per occurrence basis. An occurrence is an uninterrupted period of time during which the Insured is claiming benefits under this Rider. If the Insured recovers, but later opens a new claim, the subsequent claim will be considered a new occurrence. You must provide written Proof of Loss within 90 days after the occurrence or commencement of any loss covered for which benefits are claimed. However, we will still consider a claim if it was not possible to secure proof within the 90-day time frame and you provided the Proof of Loss as soon as reasonably possible thereafter. Except in the absence of legal capacity, we will not consider an expense to be a Covered Expense if Proof of Loss for that expense is furnished more than one year after the date the proof is otherwise required.

Qualified Long-Term Care Services – services that meet the requirements of Section 7702B(c)(1) of the Internal Revenue Code of 1986, as amended, as follows: necessary diagnostic, preventative, therapeutic, curing, treating, mitigating and rehabilitative services, and Maintenance or Personal Care Services which are required by a Chronically Ill Individual and are provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.

Severe Cognitive Impairment – means a deficiency in an individual’s short or long-term memory, orientation as to person, place and time, deductive or abstract reasoning, or judgment as it relates to safety awareness.

Terminally Ill – means the Insured has a life expectancy of 12 months or less, as certified by a Physician.

Limitations, Exclusions and Eligibility Conditions for Benefits

To receive the Rider Benefit, you must satisfy the following conditions:

● A Licensed Health Care Practitioner certifies the Insured as being a Chronically Ill Individual;

● The Insured receives care that is a Covered Service under this Rider and care is provided pursuant to a written Plan of Care;

● Coverage under this Rider is In Force on the date(s) the care is received;

● Any assignee or any irrevocable Beneficiary under the Policy must provide written consent to payment of benefits;

● The applicable Elimination Period has been satisfied.

If the Insured recovers from a Chronic Illness and the LTC Coverage Amount has not been exhausted, a new claim may be initiated, subject to the same eligibility requirements that applied to the initial claim. However, the Elimination Period will already have been satisfied. Benefits for subsequent claims will be calculated in the same manner as they were for the initial claim.

You must elect to accelerate benefits under the Policy by making a claim for benefits under this Rider. If the entire Death Benefit under the Policy is accelerated under the terms of this Rider, the Policy will terminate.

Certain pre-existing condition limitations apply. A pre-existing condition is any condition for which the Insured received medical advice or treatment in the six months preceding the LTC Rider Effective Date. If the Insured is Confined for a pre-existing condition that was disclosed in the application, that condition is considered a covered expense and the Elimination Period will begin on the

Rider Effective Date. We will not pay benefits for a Confinement due wholly or in part to a pre-existing condition which is not disclosed in the application if the need for services begins during the first six months after the Rider Effective Date.

The Rider will not pay benefits for:

● Care or services provided by the Insured’s Immediate Family unless:

● He or she is a regular employee of an organization which is providing the treatment, service or care; and

● The organization receives the payment for the treatment, service or care;

● Care or services for which no charge is made in the absence of insurance;

● Care or services that result from an attempt at suicide (while sane or insane) or an intentionally self- inflicted injury;

● Care or services that result from alcoholism or drug addiction;

● Care or services that result from committing or attempting to commit or participating in a felony, riot or insurrection;

● Care or Services received outside the United States unless the initial and any annual renewal certifications are completed by a Licensed Health Care Practitioner.

● Care or services that result from active duty in the armed forces of any nation or international government or units auxiliary thereto, or the National Guard;

● Care or services that result from war or any act of war, whether declared or undeclared;

● Treatment provided in a government facility (unless current or future law requires that this Rider provide coverage);

● Services for which benefits are available under Medicare or other governmental program (except Medicaid), any state or federal workers’ compensation, employer’s liability or occupational disease law, or any motor vehicle no-fault law; or

● Services received while this Rider is not In Force, except as provided in the Extension of Benefits provision.

LTC Coverage Amount

The LTC Coverage Amount is the maximum amount of benefits payable under this Rider. The initial LTC Coverage Amount is shown in the Policy Specifications and is adjusted thereafter as described below. The LTC Coverage Amount will never exceed the Policy’s Total Face Amount, or, if Death Benefit Option C is in effect, the lesser of the Total Face Amount or the Option C Amount.

The LTC Coverage Amount will be decreased at the time:

● We receive your Written Request;

● We pay a benefit in accordance with the terms of the Rider;

● A withdrawal from the Policy occurs; or

● The LTC Coverage Amount is greater than the Policy’s Total Face Amount; or, if you selected Death Benefit Option C, the LTC Coverage Amount will be decreased to the lesser of the Policy’s Total Face Amount or the Option C Amount.

Transaction	Reduction to LTC Coverage Amount	LTC Coverage Amount After Transaction
Benefit Payment	LTC Benefit Amount	A – B where: A is the LTC Coverage Amount before Benefit Payment; and B is the LTC Benefit Amount See Example #1 below
Withdrawal	Withdrawal /Policy Death Benefit x LTC Coverage Amount	A x ( 1- B/C) where: A is the LTC Coverage Amount before the withdrawal; B is the Withdrawal; and C is the Policy Death Benefit before the withdrawal See Example #2 below
Other reduction to the Total Face Amount (Death Benefit Option A or B is in effect)	Maximum of A or (B – C) where: A is 0; B is the LTC Coverage Amount; and C is the Policy Face Amount after the face reduction	Minimum of A or B where: A is the LTC Coverage Amount before the reduction to Total Face Amount; and B is the Total Face Amount after the reduction See Example #3 below

Transaction	Reduction to LTC Coverage Amount	LTC Coverage Amount After Transaction
Other reduction to the Total Face Amount (Death Benefit Option C is in effect)	Maximum of A or (B – C) where: A is 0; B is the LTC Coverage Amount; and C is the lesser of Policy Face Amount after the face reduction or the Option C Amount after the face reduction

Minimum of A, B or C where:

A is the LTC Coverage Amount before the reduction to Total Face Amount;

B is the Total Face Amount after the reduction;

C is the Option C Amount after the reduction to Total Face Amount

See Example #4 below

If no benefits have been paid under the Rider, the Adjusted LTC Coverage Amount is equal to the LTC Coverage Amount. Any decrease to LTC Coverage Amount will also decrease the Adjusted LTC Coverage Amount by the same dollar amount, except that the Adjusted LTC Coverage Amount will not be reduced for a benefit payment under this rider. We do not allow increases to the Adjusted LTC Coverage Amount.

Hypothetical Example #1:

Assume the following:

● LTC Coverage Amount at issue is $750,000 and Total Face Amount is $1,000,000

● LTC Benefit Amount = $10,000

Then:

LTC Coverage Amount = $740,000 ($750,000 - $10,000)

Adjusted LTC Coverage Amount = $750,000 (benefit payment does not reduce the Adjusted LTC Coverage Amount)

Hypothetical Example #2:

Assume the following:

● LTC Coverage Amount is $740,000;

● Death Benefit Option B

● Adjusted LTC Coverage Amount is $750,000,

● Total Face Amount is $1,000,000

● Accumulated Value is $50,000

● Death Benefit is $1,050,000

● Withdrawal processed for $25,000

Then:

LTC Coverage Amount after WD = LTC Coverage Amount before Withdrawal x (1 – WD/DB) = $722,380.95

This is a reduction of $17,619.05 (740,000 – 722,380.95). The same dollar amount reduces the Adjusted LTC Coverage Amount.

Adjusted LTC Coverage Amount = $732,380.95

Hypothetical Example #3:

Assume the following:

● LTC Coverage Amount is $722,380.95

● Adjusted LTC Coverage Amount is $732,380.95

● Total Face Amount is $1,000,000

If there is a policy transaction that reduces the Total Face Amount to $800,000 there is no reduction to the LTC Coverage Amount or the Adjusted LTC Coverage Amount. This is because the LTC Coverage Amount of $722,380.95 is still less than the Total Face Amount after reduction to $800,000.

If a there is a policy transaction that reduces the Total Face Amount to $600,000, then the LTC Coverage Amount is reduced to $600,000 so that the LTC Coverage Amount does not exceed the Total Face Amount. This is a reduction of $122,380.95 and this same dollar amount will reduce the Adjusted LTC Coverage Amount. The Adjusted LTC Coverage Amount after this reduction is $610,000.

Hypothetical Example #4: (Option C)

Assume the following:

● LTC Coverage Amount is $950,000

● Adjusted LTC Coverage Amount is $950,000

● Total Face Amount is $1,000,000

● DB Option C is in effect

● Cumulative Premiums = 100,000

● Cumulative Withdrawals = 150,000

The Option C Amount before the face reduction = 950,000 (1,000,000 + 100,000 – 150,000)

The Face Amount is reduced to 975,000

After this reduction to Total Face Amount, the Option C Amount is 925,000 (975,000 + 100,000 – 150,000)

Although the LTC Coverage Amount does not exceed the Total Face Amount after the reduction to the Total Face Amount, the LTC Coverage Amount does exceed the Option C Amount. Therefore, after the reduction to the Total Face Amount, the LTC Coverage Amount is reduced to $925,000. (The Adjusted LTC Coverage Amount is also reduced to $925,000).

The Rider at Exercise

The LTC Benefit Amount is the lesser of the dollar amount you requested or the Maximum Monthly Benefit Payment Amount available under this Rider. Any requested LTC Benefit Amount may not be less than the Minimum Monthly Benefit Payment Amount.

The Maximum Monthly Benefit Payment Amount is the lesser of:

● The Maximum Monthly Percentage multiplied by the Adjusted LTC Coverage Amount; or

● The Monthly Per Diem Limitation; or

● The LTC Coverage Amount.

The Maximum Monthly Percentage is the maximum percentage of the Adjusted LTC Coverage Amount that will be paid as a monthly LTC Benefit. You elect the Maximum Monthly Percentage shown in the Policy Specifications at Policy issue and cannot change it thereafter.

Provided the Policy is not in its Grace Period, the amount of the LTC Benefit Proceeds is equal to (a - b) where:

(a) Is the LTC Benefit Amount; and

(b) Is any Policy Debt immediately prior to the benefit payment, multiplied by the Acceleration Percentage.

LTC Benefit Proceeds During Policy Grace Period - If benefit payment is made while the Policy is in its Grace Period, we reduce the payment by any unpaid Monthly Deductions. The LTC Benefit Proceeds are equal to: (a – b – c) where:

(a) Is the LTC Benefit Amount; and

(b) Is any Policy Debt immediately prior to the benefit payment, multiplied by the Acceleration Percentage; and

(c) Is any Monthly Deductions due and unpaid immediately prior to the benefit payment, multiplied by 1 minus the Acceleration Percentage.

If (b + c) is greater than (a), no benefit payment will be made and the Policy will remain In Force.

A hypothetical example where the Policy is not in the Grace Period:

Assume the following:

● LTC Coverage Amount is $750,000

● LTC Benefit Amount is $10,000

● Policy Debt before the benefit payment is $5,000

● Policy Death Benefit before the LTC Benefit Amount is $1,000,000

Acceleration Percentage = 10,000 ÷ 1,000,000 = 1%

LTC Benefit Proceeds = 10,000 – (5,000 x 1%) = $9,950.00

A hypothetical example where the Policy is in the Grace Period:

Assume the following:

● LTC Coverage Amount is $750,000

● LTC Benefit Amount is $10,000

● Policy Accumulated Value is $15,000

● Policy Debt before the benefit payment is $15,200

● Monthly Deductions due and unpaid is $200

● Policy Death Benefit before the LTC Benefit Amount is $1,000,000

Acceleration Percentage = 10,000 ÷ 1,000,000 = 1%

We will reduce Policy Debt, Accumulated Value and Monthly Deductions due and unpaid each by the Acceleration Percentage (1%):

● Accumulated Value after the benefit payment is $14,850

● Policy Debt after the benefit payment is $15,048

● Monthly Deductions due and Unpaid after the benefit payment is $198.00

LTC Benefit Proceeds = $10,000 - $152 - $198 = $9,650.00

If a benefit payment is made on the Monthly Payment Date, the benefit payment will be processed before the calculation of the Policy Monthly Deductions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

● The Policy’s Total Face Amount;

● The Policy’s Accumulated Value;

● Any Alternate Accumulated Value of the Policy or any rider;

● Any Policy debt;

● Any alternate loan values;

● Any Monthly Deduction due and unpaid during a Policy Grace Period;

● For Policies with Death Benefit Option C, the sum of the premiums less withdrawals and other distributions as described in the Policy; and

● For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

For example, if the Acceleration Percentage is 2%, each of the above values is reduced by 2% as shown below:

Policy Value	Before benefit payment	Reduction (2% x Value)	After benefit payment
Total Face Amount	$500,000	$10,000	$490,000
Accumulated Value	$50,000	$1,000	$49,000
Policy Debt	$25,000	$500	$24,500
Alternate Accumulated Value	$15,000	$300	$14,700

Other values reduced by the Acceleration Percentage are reduced in a similar manner as shown in the example above.

The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider. You may not decrease the Total Face Amount starting on the date a claim is In Good Order and continuing until the end of that Claim Period.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

After reduction to your Policy’s Accumulated Value and any Policy Debt, any amount of Monthly Deductions that are due and unpaid at the time of a benefit payment are reduced by an amount equal to the Acceleration Percentage multiplied by the Monthly Deduction due and unpaid prior to the benefit payment.

Transfers of Accumulated Value during any Claim Period

Transfers from the Fixed Account or the Fixed LT Account to the Variable Investment Options are not permitted. You may transfer Accumulated Value from the Variable Investment Options to the Fixed LT Account, subject to limitations on allocations to the Fixed Options.

Other Effects on the Policy

Beginning on the date a claim is In Good Order under this Rider:

● We will not allow Death Benefit Option Changes, except for changes into Death Benefit Option A;

● We will not allow any requested increases in benefits under the Policy or any Riders; and

● We will discontinue the Automated Income Option or any other systematic distribution program in effect.

You may not request a Policy Loan or Policy Withdrawal starting on the date a claim is In Good Order and continuing until the end of that Claim Period. When a Claim Period is no longer in effect, Policy Loans and Policy Withdrawals will be available according to the terms of the Policy.

The Riders After Exercising the Premier LTC Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. Charges may be affected by the reduction in benefits and policy values. In addition:

● For any policies with term insurance that provide a termination credit (SVER Term Insurance Rider - Corporate), the termination credit basis is reduced on the date of each benefit payment by an amount equal to the value of the termination credit basis prior to the benefit payment multiplied by the Acceleration Percentage;

● For any no-lapse guarantee rider using no lapse guarantee premiums (Short-Term No-Lapse Guarantee Rider), the no-lapse premium and the no-lapse credit will be reduced on the date of each benefit payment;

● For policies with overloan protection riders (Overloan Protection 3 Rider), the overloan protection riders cannot be exercised starting on the date a claim is In Good Order and continuing until the end of that Claim Period;

● For policies with any minimum earnings benefit rider, any Minimum Premium Requirement is reduced by an amount equal to the Minimum Premium Requirement prior to the benefit payment multiplied by the Acceleration Percentage on the date of the claim.

Lapse Protection during Claim Period

During any Claim Period, the Policy and Riders will not lapse. On each Monthly Payment Date during any Claim Period, we will make a determination of the Policy’s Net Accumulated Value. If the Policy’s Net Accumulated Value is greater or equal to zero, the Net Accumulated Value will not be reduced to less than zero, except for any amount attributable to any loan or alternate loan that would otherwise reduce the Net Accumulated Value. If the Policy’s Net Accumulated Value is less than zero, the Net Accumulated Value will not be reduced further, except for any amount attributable to any loan or alternate loan that would otherwise reduce the Net Accumulated Value. Policy loans and alternate loans will continue to be processed according to the Policy and may result in a negative Net Accumulated Value. You may have to pay additional Premium to prevent your Policy and any Riders from lapsing when the Claim Period is no longer in effect. If the Insured dies during the Claim Period, we will pay the Policy’s Death Benefit as defined in the contract. If we receive notification of the Insured’s death before a benefit payment is made, we will not make the benefit payment. If we receive notification of the Insured’s death after a benefit payment is made, the benefit payment will reduce the Death Benefit proceeds payable under the Policy.

A hypothetical example with no Policy Debt:

Assume the following:

● Accumulated Value prior to Monthly Deductions or benefit payment is $1,201

● At benefit payment, Acceleration Percentage is 1%

● Accumulated Value after benefit payment, but before Monthly Deductions is $1,189

● Monthly Deductions due is $1,500

We will limit monthly deductions to $1,189 so that after the monthly deductions are assessed, the Accumulated Value is 0. The difference is “offset” and there is no requirement that this offset amount ever be repaid.

A hypothetical example with Policy Debt:

Assume the following:

● Accumulated Value prior to Monthly Deductions or benefit payment is $1,201

● Policy Debt prior to benefit payment is $500

● At benefit payment, Acceleration Percentage is 1%

● Accumulated Value after benefit payment, but before Monthly Deductions is $1,189

● Policy Debt after the benefit payment is $495

● Net Accumulated Value is $694 ($1,189 - $495)

● Monthly Deductions due is $1,500

We will limit monthly deductions to $694 so that after the monthly deductions are assessed, the Net Accumulated Value is 0. The difference is “offset” and there is no requirement that this offset amount ever be repaid. Note that loan interest charge will be added to the policy debt so that the Net Accumulated Value at the end of the month will be negative.

Rider Termination

The Rider is effective on the Rider Effective Date unless otherwise stated. It will terminate on the same date any of the following occur:

● The Insured’s death;

● The Rider is cancelled pursuant to the Owner’s request;

● Exercise of any Policy overloan protection (Overloan Protection 3 Rider);

● Any terminal illness benefit payment resulting in an Adjusted LTC Coverage Amount that is less than the Minimum LTC Coverage Amount;

● The LTC Coverage Amount is zero; or

● The Policy is terminated.

Lapse and Reinstatement

The Policy’s Lapse and Reinstatement section applies to the Rider, except as follows:

● We will provide Notice of pending lapse or termination for non-payment of premium to you and the Insured, any assignee of record and any additional designee;

● To protect the Policy and Rider against unintentional lapse, you must designate at least one additional person to receive the lapse notice or you must waive the designation in writing;

● We will waive any LTC Rider Charges that would occur as part of the Policy Monthly Deduction during any Claim Period;

● The Policy and Riders will not lapse during any Claim Period and the Policy’s Net Accumulated Value will not be reduced to less than zero, except for amounts attributable to Policy loans.

You may have to pay additional Premium to prevent your Policy and any Riders from lapsing when the Claim Period is no longer in effect.

You can reinstate your Rider under the Rider’s Reinstatement provision within six months from the end of the Grace Period and subject to our approval of your reinstatement application. A reinstated Rider will only cover loss resulting from an injury or condition that begins after the date of reinstatement. Otherwise, you will have the same rights under the Rider as you had before it terminated. If the Rider terminates while the Insured is Chronically Ill, we may reinstate coverage subject to conditions described in the Rider.

You cannot reinstate the Rider after six months from the end of the Grace Period, even if your Policy is reinstated.

Extension of Benefits

If this Rider terminates while the Insured is Confined in a Nursing Home Facility, Hospice Care Facility, or an Assisted Living Facility, benefits may be paid for such Confinement if the Confinement began while this Rider was In Force and the Confinement continues without interruption after termination. Extension of benefits stops on the earliest of:

● The date when the Insured no longer meets the eligibility for the payment of benefits requirements;

● The date the Insured is no longer Confined in a Nursing Home Facility, Hospice Care Facility, or an Assisted Living Facility; or

● The date when the LTC Coverage Amount remaining after a monthly benefit payment is zero.

This Extension of Benefits provision is subject to all provision of this rider and all applicable coverage maximums.

If benefits are continued under this Extension of Benefits provision because the Policy has lapsed, no Death Benefit will be payable to the beneficiary under the Policy.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death

Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected. See the VARIABLE LIFE INSURANCE AND YOUR TAXES- Modified Endowment Contracts and HOW PREMIUMS WORK-Limits on the Premium Payments You Can Make sections in this prospectus for more information on the relation of the Policy’s Death Benefit to premium payments and Modified Endowment Contract status.

Claims Provisions

We prefer that either you or the Insured notify us as soon as the Insured first becomes eligible and may soon need care covered by this Rider. Notify us even if you or the Insured is unsure, and we can help determine whether the Insured is eligible for benefits. To file a claim, you or the Insured may call us, notify us in writing or submit a completed Claim Form we provide.

When we receive the notice of claim, we will expect the Insured to submit a completed Claim Form. The information needed to establish the Insured’s eligibility for benefits will include:

● Certification by a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual;

● Confirmation through sufficient Proof of Loss that the Insured has incurred an expense for a Qualified Long-Term Care Service to initiate the Elimination Period; and

● A Plan of Care.

In order to ensure that the Insured continues to meet the eligibility conditions for Rider Benefits throughout the Claim Period, we reserve the right to have the Insured evaluated by our nurse, to contact the Insured’s Physician(s) or other care provider and to review the Insured’s medical records at any time during the Claim Period.

We will provide Claim Forms for the filing of a Proof of Loss when we receive the notice of claim. If you, the Insured or the Insured’s Representative does not receive the necessary Claim Forms within 15 days, you can file a Proof of Loss without them by sending us a letter describing the occurrence, the character and the extent of the loss for which the claim is made. That letter must be sent to us at our Administrative Office within 90 days following the loss for which benefits are claimed. We will not pay benefits until we verify eligibility for benefits.

Once a claim is In Good Order, benefit payments will start within 30 business days. Benefit payments will be made as long as the insured continues to meet the eligibility for the payment of benefits and our liability continues. Any periodic benefit payments will be made on a monthly basis as long as the loss and our liability continue. We pay the Benefits to you (or your designee) unless the Policy has been otherwise assigned.

If you or the Insured disagree with our decision regarding a claim, you may submit a Written Request for reconsideration of your claim within 60 days of that decision. Any internal review of claim decisions will be consistent with applicable laws and regulations. You or the Insured should submit any additional information that you or the Insured feel is necessary for our review.

Care Coordination

The Rider provides access to Care Coordination under a national long-term care services referral network via a toll-free telephone number. Care Coordination helps identify a person’s functional, cognitive, personal and social needs for care and services and can help link the person to a full range of appropriate services. Services include free consultation, Assessments and tailored information to assist in planning and implementing a Plan of Care. There is no additional charge for this service and it has no effect on the LTC Coverage Amount. This service is subject to availability and may be modified, suspended, or discontinued at any time upon thirty days written notice.

Premier Living Benefits Rider 2 [Member]
Prospectus:
Name of Benefit [Text Block]	Premier Living Benefits Rider 2
Purpose of Benefit [Text Block]	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual or a terminally ill individual.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Not available for Policies issued in California.

● Cannot be issued with the Terminal Illness Rider.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic or terminal illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic or terminal illness benefits.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronically ill benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● Terminal illness must be certified by a licensed physician (not the insured, owner, beneficiary, or relative).

● Once the Rider is exercised, we will not allow any requested increases in benefits under the Policy or any Riders.

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Benefits Description [Table Text Block]

Premier Living Benefits Rider 2. This Rider provides protection from the financial impacts of becoming chronically ill or terminally ill by providing acceleration of a portion of the Death Benefit. Benefit payments for a chronic illness can be made monthly or as an annual payment. Benefit payments for a terminal illness will be paid in one lump sum. This Rider is not available for Policies issued in California and is not available for a Policy issued with the Terminal Illness Rider.

Name of Benefit [Text Block]	Premier Living Benefits Rider 2
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Premier Living Benefits Rider 2

(This Rider is called “Accelerated Death Benefit Rider for Chronic Illness and Terminal Illness” in your Policy.)

This Rider is only available at Policy issue and is not available for Policy’s issued in California. See Premier Living Benefits Rider below for Policy’s issued in California. In addition, this Rider is not available for Policy’s issued with the Terminal Illness Rider.

The Premier Living Benefits Rider is a chronic illness and terminal illness Rider that provides protection from the financial impacts of becoming chronically ill or terminally ill by providing acceleration of a portion of the Death Benefit.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay any Benefit payment, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to Accumulated Value and Total Face Amount will be reduced pro rata.

There is no separate premium requirement for this Rider. However, this Rider does not eliminate the need to pay premiums to keep the Policy in force. Even when receiving payment benefits under this Rider, the Owner must continue to pay any necessary premiums to avoid policy lapse.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Accelerated Death Benefit – the adjusted death benefit or portion of death benefit that is paid to a Chronically or Terminally Ill Individual.

Activities of Daily Living – generally include the following self-care functions:

● Bathing oneself

● Continence

● Dressing oneself

● Feeding oneself

● Getting oneself to and from the toilet

● Transferring oneself into or out of a bed, chair or wheelchair.

The Rider attached to your Policy contains more detailed information about these self-care functions.

Benefit Payment – the periodic or lump sum payment of the Accelerated Death Benefit proceeds.

Benefit Payment Date – the date or dates that a Benefit Payment is paid. Benefits will be paid when we confirm that the Insured has met the required conditions. See the Eligibility Conditions subsection below.

Certification of Illness – is either of the following:

● A written certification from a Licensed Health Care Practitioner that the insured is a Chronically Ill Individual who meets the conditions of this Rider. Each certification is valid for a 12-month period and must state that the Chronic Illness is expected to be permanent; or

● A written certification from a Licensed Physician that the insured is a Terminally Ill Individual who meets the conditions of this Rider. The certification must include the clinical, radiological or laboratory evidence of the condition that supports the certification.

We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner or Licensed Physician, eligibility for Benefits will be determined by a third party Licensed Health Care Practitioner or Licensed Physician who is mutually acceptable to you and to us.

Chronic Illness - a medical condition where the Chronically Ill Individual has received a certification of illness that states:

● They are permanently unable to perform at least two Activities of Daily Living without hands-on or stand-by assistance from another individual; or

● They require permanent continual supervision by another person for protection from threats to the Insured’s health or safety due to severe cognitive impairment (deficiency in short or long-term memory, orientation as to person, place, and time, deductive or abstract reasoning, or judgment as it related to safety awareness.

Chronically Ill Individual – an Insured who has been certified as having a Chronic Illness.

Initial Eligible Amount – the lesser of the Maximum Lifetime Chronic Illness Benefit or the Death Benefit, when the first Benefit Payment under this Rider is made.

Licensed Health Care Practitioner – a physician, registered nurse, licensed social worker or other individual whom the United States Secretary of the Treasury may prescribe by regulation, and resides in the United States. A Licensed Health Care Practitioner may not be the Insured, the Owner, or the Insured’s or Owner’s spouse, child, stepchild, brother or sister, parent or grandparent, or the spouse, child, stepchild, brother, sister, parent, or grandparent of any of these persons. The Licensed Health Care Practitioner must be independent of us, meaning he or she may not be our employee or be compensated in a manner that is linked to the outcome of the certification.

Licensed Physician – a physician who is licensed and residing in the United States and the physician is not the Owner, the Insured, or the Insured’s or Owner’s spouse, child, stepchild, brother or sister, parent or grandparent, or the spouse, child, stepchild, brother, sister, parent, or grandparent of any of these persons. The Licensed Physician must be independent of us, meaning he or she may not be our employee or be compensated in a manner that is linked to the outcome of the certification.

Maximum Lifetime Chronic Illness Benefit – the maximum amount of Death Benefit that you can accelerate as a Chronic Illness Benefit during the Insured’s lifetime, as shown in your Policy Specifications. The Chronic Illness Benefit will not exceed the actual death benefit at the time this Rider is exercised.

Per Diem Limitation – used in the calculation of the Chronic Illness Benefit. Either annual or monthly Benefit Payments may be elected and they are determined as follows:

● Annual Per Diem Limitation – the Per Diem Limitation as declared by the Internal Revenue Service on each Benefit Payment Date multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

● Monthly Per Diem Limitation – the Per Diem Limitation as declared by the Internal Revenue Service on each Benefit Payment Date multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 30.

Terminal Illness – A medical condition where the Terminally Ill Individual has been certified to have a life expectancy that is reasonably expected to be 12-months or less from the Benefit Date.

Terminally Ill Individual – an Insured who has been certified as having a Terminal Illness.

Eligibility Conditions – Chronic Illness or Terminal Illness

Eligibility Conditions – To receive an Accelerated Death Benefit, all the following conditions must be satisfied:

● The Policy Owner must provide a written Request for Benefits. If we need additional information, within 15 days of our receipt of the written Request for Benefits, a Benefit Form will be provided to the Insured. You must submit written proof that the Insured is either a Chronically Ill or Terminally Ill Individual.

● The Insured must provide Certification of Illness that they are either a Chronically Ill Individual or a Terminally Ill Individual, whichever applies.

● The Owner must provide us with the written consent of the assignee of record named under the Policy, if any, or the irrevocable beneficiary named under the Policy, if any.

● There is no legal requirement that the benefit be used to meet the claims of creditors, whether in bankruptcy or otherwise, and there shall be no government agency that requires the benefit to apply for, obtain, or keep a government benefit or entitlement.

● The Chronic or Terminal Illness shall not be the result of attempted suicide, or intentionally self-inflicted injury.

Request for Benefits – A written request for benefits may be for either one of the following:

● Chronic Illness Benefits – may be made at any time after the date the Insured develops a Chronic Illness as defined in this Rider. Only one request for Chronic Illness Benefits may be submitted during any 12-month period and each request must include a new Certification of Illness. Requests should also include the desired dollar amount and your election of annual or monthly benefit proceeds.

● Terminal Illness Benefits - may be made at any time after the date the Insured develops a Terminal Illness as defined in this Rider. A request should include the desired dollar amount which is paid in one lump sum.

Accelerated Death Benefit Payments and Values – Chronic Illness Benefit

The Chronic Illness Benefit is the Accelerated Death Benefit payable when the Insured is a Chronically Ill Individual who has met the Eligibility Conditions subsection referenced above.

Chronic Illness Benefit Proceeds - the amount of Chronic Illness Benefits that is payable on each Benefit Payment Date.

The Chronic Illness Benefit Proceeds are equal to a – (b x c) – (d x c), where:

a = The Chronic Illness Benefit;

b = The Policy Debt prior to the payment of the Chronic Illness Benefit;

c = The Chronic Illness Acceleration Percentage; and

d = The sum of any Monthly Deductions that are due and unpaid prior to the payment of the Chronic Illness Benefit, if the Policy is in the Grace Period.

The Chronic Illness Acceleration Percentage is equal to (a ÷ b), where:

a = The Chronic Illness Benefit; and

b = The Chronic Illness Reduction Factor multiplied by the Death Benefit on the Benefit Payment Date.

The Chronic Illness Reduction Factor is equal to (c + d) ÷ e, where:

c = 100% of the Cash Surrender Value immediately prior to the benefit payment;

d = The Chronic Illness Risk Factor (which varies based on the Insured’s attained Age, sec and Risk Class, the Accelerated Death Benefit Interest Rate, and a mortality table for disabled lives declared by us) times the result of the Death Benefit less the greater of zero or the Accumulated Value immediately prior to the benefit payment; and

e = The Death Benefit.

Election of Proceeds - The Chronic Illness Benefit Proceeds may be paid in one annual payment or in 12-monthly payments. Proceeds will be paid as an annual benefit unless you elect to receive monthly payments.

Annual Benefit Proceeds – Under this option, you may elect to receive one annual payment that will not exceed the Maximum Annual Chronic Illness Benefit Amount. A new Certification of Illness is required before each election date, which is the start of a new 12-month period. The following stipulations apply:

● The amount of Chronic Illness Benefits requested may not be less than the Minimum Annual Chronic Illness Benefit Amount shown in the Policy Specifications; and

● The amount of Chronic Illness Benefits paid will never be greater than the Maximum Annual Chronic Illness Benefit Amount.

Monthly Benefit Proceeds – Under this option, you may elect to receive proceeds in 12-monthly payments that will result in payment of the Chronic Illness Benefit Proceeds over a 12-month election period or until you cancel your request. The amount of Monthly Benefit Proceeds may vary from month to month, but will not exceed the Maximum Monthly Chronic Illness Benefit Amount (shown in the Policy Specifications) each Benefit Payment Date. A new Certification of Illness is required before each election date, which is the start of each new 12-month period however a new Request for Benefits will not be required. The following stipulations apply:

● The amount of the Chronic Illness Benefits requested may not be less than the Minimum Monthly Chronic Illness Benefit Amount shown in the Policy Specifications;

● The Chronic Illness Benefit will never be greater than the Maximum Monthly Chronic Illness Benefit Amount on that Benefit Payment Date; and

● You may not change the dollar amount of the Chronic Illness Benefits you requested.

You may cancel an election of Monthly Benefit Proceeds at any time during the 12-month period that the Monthly Benefit Proceeds are being paid. However, a new Request for Chronic Illness Benefits may not be made until 12-months after the date the prior Request for Benefits was processed. Upon canceling your election, you will not receive any remaining monthly payments due and unpaid for the current 12-month election period.

Proceeds (annual or monthly) will be paid to you (or your designee) or your estate while the Insured is still living, subject to any required acknowledgment of concurrence for payout. Upon the death of the Owner we will pay the benefit, provided the benefit is requested prior to the Owner’s death, to his or her estate. Any payment of proceeds that is made in good faith by us is deemed irrevocable. Accelerated Death Benefits are paid as described in this Rider.

The Total Accelerated Chronic Illness Benefit is equal to the amount that the Death Benefit has been reduced as a result of paying an Accelerated Death Benefit under this Rider. The Total Accelerated Chronic Illness Benefit is equal to zero at the date of issue of this Rider.

Example

Assumptions

● Accumulated Value is $150,000

● Chronic Illness Benefit is $65,000

● Death Benefit is $600,000

● Cash Surrender Value is $100,000

● Chronic Illness Factor is 48.57734%

● Policy Debt is $20,000

The Reduction Factor is 0.5309967 = [$100,000 + 0.4857734 x ($600,000 - $150,000)] ÷ $600,000.

The Acceleration Percentage is 20.40188% = $65,000 ÷ (0.5309967 x $600,000)

The Chronic Illness Benefit Proceeds is $60,919.62 = $65,000 - ($20,000 x 0.2040188)

End of Example

Accelerated Death Benefit Payment and Values – Terminal Illness Benefit

Terminal Illness Benefit Proceeds – Terminal Illness Benefit Proceeds is the amount of Terminal Illness Benefit that is payable on the Benefit Payment Date. Terminal Illness Benefit Proceeds will be paid in one lump sum and are at least equal to the Acceleration Percentage multiplied by the difference between the current Cash Surrender Value and any outstanding Policy Debt. More details about the calculation are in the Policy Specifications. We will pay the Terminal Illness Benefit Proceeds only once per Policy.

The Terminal Illness Acceleration Percentage is equal to (a ÷ b), where:

a = The Terminal Illness Benefit; and

b = The Terminal Illness Eligible Coverage on the Benefit Payment Date.

The Terminal Illness Benefit is the Accelerated Death Benefit payable when the Insured is a Terminally Ill Individual who has met the Eligibility Conditions subsection referenced above.

The Terminal Illness Eligible Coverage is the portion of the Policy Death Benefit that will qualify for determining the Terminal Illness Benefit under this Rider. The Terminal Illness Eligible Coverage is listed in the Policy Specifications. The Terminal Illness Eligible Coverage does not include:

● Any insurance under the Policy on the life of someone other than the Eligible Insured; or

● Any rider, on the Insured, that is not explicitly listed as being Terminal Illness Eligible Coverage.

Example

Assumptions:

● Eligible Coverage is $100,000

● Terminal Illness Benefit is $75,000

● Accelerated Death Benefit Interest Rate is 8%

● Cash Surrender Value is $25,000

● Policy Debt is $10,000

● Processing Charge is $0

The Acceleration Percentage is 75% = ($75,000 ÷ $100,000)

The Terminal Illness Reduction Factor is 0.92592593 = 1 ÷ (1 + 0.08)

The Terminal Illness Benefit Proceeds is $63,333.33 = [($100,000 - $25,000) x 0.92592593 + $25,000] x 0.75 - ($10,000 x 0.75) - 0

End of Example

Request for Benefits

Processing the Request for Benefits – Depending on whether a Chronic Illness Benefit or a Terminal Illness Benefit is requested, we will do one of the following on each Benefit Payment Date.

Upon request for Chronic Illness Benefits, we will:

● Calculate the Chronic Illness Benefit Proceeds;

● Verify that the Policy is not in the Grace Period. If it is, the Chronic Illness Benefit will be reduced by the amount needed to pay any portion of the Monthly Deduction due;

● Limit the Chronic Illness Benefit Proceeds to the Maximum Annual Chronic Illness Benefit Amount or Maximum Monthly Chronic Illness Benefit Amount, each shown in the Policy Specifications, as applicable; and

● Reduce Policy and Rider values as described herein.

Upon request for Terminal Illness Benefits, we will:

● Calculate the Terminal Illness Benefit Proceeds;

● Limit the Terminal Illness Benefit as shown in Terminal Illness Benefit Limitation shown in the Policy Specifications;

● Reduce Policy and Rider values as described herein; and

● Terminate any Chronic Illness Benefits.

Accelerated Death Benefits are payable immediately beginning on the Benefit Date. If payment of Accelerated Death Benefit proceeds is delayed thirty-one (31) calendar days after the Benefit Date, we will pay Death Benefit Proceeds Additional Interest as described in the Death Benefit Proceeds section of the Policy. Such additional interest rate will be applied to the Accelerated Death Benefit proceeds beginning on the 31st calendar day referenced above, to each Benefit Payment Date.

Rider Effects on Your Policy

When you exercise the Rider and we pay Benefit Proceeds, the following values will be reduced by an amount equal to the value below multiplied by the applicable Chronic or Terminal Illness Acceleration Percentage. On each Benefit Payment Date, the following values will be reduced:

● The Total Face Amount;

● The Accumulated Value;

● Any Policy Debt;

● Any Alternate Accumulated Value;

● For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

● For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

Other Rider Effects on the Policy

After we make the initial Benefit Payment under the Rider:

● You can change your Death Benefit Option, but only to Death Benefit Option A;

● We will not allow any requested increases in benefits under the Policy or any Riders;

● Policy Loan availability will continue according to Policy terms; and

● We may discontinue any systematic distribution program in effect.

Premier Living Benefits Rider 2 Effects on Other Riders

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

● If the Policy has an alternate loan under an alternate loan rider, then any alternate loan values are reduced by the Acceleration Percentage under this Rider. Alternate Policy Debt, Alternate Loan and Alternate Loan Interest Charged are all reduced on each Benefit Payment Date by an amount equal to their respective values prior to the payment of Accelerated Death Benefit proceeds, multiplied by the Acceleration Percentage.

● Face Amounts for any term insurance rider Annual Renewable Term Rider, Scheduled Annual Renewable Term Rider, and the SVER Term Insurance Rider – Corporate on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

● Termination credits for any term insurance rider on the Insured will be reduced by an amount equal to the value of the termination credit basis prior to the payment of any Benefit proceeds, multiplied by the Acceleration Percentage. If the term insurance rider contains a limited return of premiums provision, the return of premium provision would terminate upon payment of any Benefit Proceeds;

● For any no-lapse guarantee rider using no lapse guarantee premiums (Short-Term No-Lapse Guarantee Rider), the no-lapse premium and any no-lapse credit will be reduced on the date of each Benefit Payment by an amount equal to the applicable no-lapse guarantee premium or no-lapse credit prior to the payment of Benefit Proceeds, multiplied by the Acceleration Percentage;

● For any no-lapse guarantee rider that is based on a no-lapse guarantee value (Flexible Duration No-Lapse Guarantee Rider), the no-lapse guarantee value will be reduced on each Benefit Payment Date by an amount equal to the no-lapse guarantee value prior to payment of Benefit Proceeds, multiplied by the Acceleration Percentage;

● For policies with overloan protection riders (Overloan Protection 3 Rider), the overloan protection riders will terminate at the time the first Benefit Proceeds are paid;

● For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced on the date of each Benefit Payment by an amount equal to the Alternate Accumulated Value prior to the Benefit Payment multiplied by the Acceleration Percentage.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Rider Termination

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request;

● Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness while the Insured is still living;

● The date Rider benefits equal to the total Death Benefit have been accelerated;

● Exercise of an overloan protection rider (Overloan Protection 3 Rider);

● When the Rider or the Policy terminate; or

● When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Premier Living Benefits Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Premier Living Benefits Rider
Purpose of Benefit [Text Block]	Provides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Only available for Policies issued in California.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● Benefits may be requested once every 12-month period.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Benefits Description [Table Text Block]

Premier Living Benefits Rider. This Rider provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit. This Rider does not provide benefits for someone who is terminally ill. The benefit payments can be made monthly or in an annual lump sum. This Rider is only available for a Policy issued in California.

Name of Benefit [Text Block]	Premier Living Benefits Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Premier Living Benefits Rider

(This Rider is called “Accelerated Death Benefit Rider for Chronic Illness” in your Policy.)

This Rider is only available at Policy issue and is only available for Policy’s issued in California.

The Premier Living Benefits Rider is a chronic illness Rider that provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit in the event that you become chronically ill.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – generally include the following self-care functions:

● Bathing oneself

● Continence

● Dressing oneself

● Feeding oneself

● Getting oneself to and from the toilet

● Transferring oneself into or out of a bed, chair or wheelchair.

The Rider attached to your Policy contains more detailed information about these self-care functions.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – as defined under the federal Health Insurance Portability and Accountability Act, an Insured who has been certified in writing as:

● Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

● Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Chronic Illness Benefit.

Licensed Health Care Practitioner – a physician, registered nurse, licensed social worker or other individual whom the United States Secretary of the Treasury may prescribe by regulation. A Licensed Health Care Practitioner may not be the Insured, the Owner, or the Insured’s or Owner’s spouse or domestic partner, child or stepchild, brother or sister, parent or grandparent, or the spouse, domestic partner, child, stepchild, brother, sister, parent, or grandparent of any of these persons. The Licensed Health Care Practitioner must be independent of us, meaning he or she may not be our employee or be compensated in a manner that is linked to the outcome of the certification.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Monthly Per Diem Limitation - the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 30.

Severe Cognitive Impairment – loss or deterioration in intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia, and measured by clinical evidence and standardized tests that reliably measure impairment in the individual’s short-term or long-term memory, orientation as to people, places, or time, and deductive or abstract reasoning.

Eligibility Conditions

This Rider may be attached to only one policy per insured. If you have existing Pacific Life Policies with a chronic illness rider, you may choose to either:

1. Terminate the chronic illness rider on your existing policy, and obtain a new chronic illness rider with a newly-issued policy, if you qualify; or

2. Maintain the chronic illness rider on your existing policy, and accept any applied for life insurance, if issued, without the chronic illness rider.

You should not terminate any existing Pacific Life chronic illness rider until the new application with a chronic illness rider has been approved by Pacific Life. If an insured’s chronic illness has generated benefits under any existing Pacific Life policy, that insured does not qualify for a new chronic illness rider. Please understand that chronic illness benefits may be higher or lower based upon the policy to which it is attached. Request sample illustrations from your life insurance producer to help determine the policy configuration is appropriate for you.

To receive the Rider Benefit, you must satisfy the following conditions:

● You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

● Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

● The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

● The Benefit amount requested; and

● Your selection of an annual payment, monthly payments, or a lump sum payment. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

● The Annual Per Diem Limitation; or

● The Reduction Factor times the Eligible Accelerated Annual Death Benefit. The Reduction Factor is equal to [a + b] ÷ c where

(a) Is 100% of the Policy’s Cash Surrender Value;

(b) Is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c) Is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

● 24% of the Initial Eligible Amount; or

● The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

● The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s attained Age, sex and Risk Class, and the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

Example

Assumptions

● Accumulated Value is $150,000

● Death Benefit is $600,000

● Cash Surrender Value is $100,000

● Chronic Illness Factor is 47.63776%

● Annual Per Diem Limitation is $177,937.50

The Reduction Factor is 0.5239499 = [$100,000 + 0.4763776 x ($600,000 - $150,000)] ÷ $600,000

The Maximum Annual Benefit Amount is $177,937.50 (the lesser of $177,937.50 and 0.5239499 x $600,000)

End of Example

If you elect to receive monthly payments, we will pay up to the Maximum Monthly Benefit over a 12-month period. Your request:

● May not be less than $500;

● Only one request may be made in a 12-month period;

● The benefit will never be greater than the Maximum Monthly Benefit;

● You may not change the amount of the requested benefit payment; and

● You may choose to suspend payments for the remainder of the year.

The Maximum Monthly Benefit Amount is the lesser of:

● The Monthly Per Diem Limitation; or

● The Reduction Factor multiplied by the Eligible Accelerated Monthly Death Benefit.

The Eligible Accelerated Monthly Death Benefit is the lesser of:

● 2% of the Initial Eligible Amount; or

● The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

● The Death Benefit.

The Total Accelerated Death Benefit is the sum of all Death Benefit amounts that have been accelerated under this Rider; the Total Accelerated Death Benefit is equal to zero the date this Rider is issued.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

● The current yield on the 90-day Treasury bill; or

● The maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

● Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy In Force;

● Limit the Benefit to the Maximum Annual Benefit Amount or Maximum Monthly Benefit Amount, as applicable;

● Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

● Reduce the Policy and Rider values as described in the Rider; and

● Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

● The Total Face Amount;

● The Accumulated Value;

● For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

● For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = The Chronic Illness Benefit; and

b = The Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

● You can change your Death Benefit Option, but only to Death Benefit Option A;

● We will not allow any requested increases in benefits under the Policy or any Riders; and

● We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

● Face Amounts for any term insurance rider (Annual Renewable Term Rider, Scheduled Annual Renewable Term Rider, and SVER Term Insurance Rider - Corporate) on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

● For any no-lapse guarantee rider using no lapse guarantee premiums (Short-Term No-Lapse Guarantee Rider), the no-lapse premium and the no-lapse credit will each be reduced on the date of each benefit payment;

● For policies with overloan protection riders (Overloan Protection 3 Rider), the riders will terminate at the time the first Benefit proceeds are paid;

● For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

● The sum of the Policy’s Fixed, Variable and Indexed Account Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request;

● Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

● When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

● Exercise of an overloan protection rider (Overloan Protection 3 Rider);

● When a lump sum payment is elected;

● When the Rider or the Policy terminate; or

● When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

SVER Term Insurance Rider - Corporate [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	SVER Term Insurance Rider-Corporate	[3]
Other Transaction Fee, When Deducted [Text Block]	At increase
Other Transaction Fee, Current [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge.
Optional Benefit Charge, Description [Text Block]	SVER Term Insurance Rider-Corporate	[7]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed charge and current charge during Policy Year 1 is $0.00 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issueCharge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issueCharge for a representative Insured Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issueCharge for a representative Insured Maximum guaranteed and current charge during Policy Year 1 is $0.11 per $1,000 of Face Amount for a male standard non-smoker who is Age 45 at Policy issue	[8],[16]
Optional Benefit Expense, Maximum [Dollars]	$ 11.39
Optional Benefit Expense, Minimum [Dollars]	$ 0
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative insured may not be typical of the charges you will pay.Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	SVER Term Insurance Rider - Corporate
Purpose of Benefit [Text Block]	Provides term insurance on the Insured with the potential for a higher cash surrender value via a termination credit.
Brief Restrictions / Limitations [Text Block]

● Additional cost applies.

● Policy must be owned by a corporation, trust, or individual (when part of an employer-sponsored arrangement).

● A termination credit may not be paid if Policy is surrendered in connection with the purchase of a replacement policy or the Policy owner upon surrender is a life insurance company and is different than the original policy owner on the application.

● Any increase request face amount under the rider may be subject to evidence of insurability and is subject to our approval.

● The percentages and related amounts that the termination credit is based on may be reduced.

Benefits Description [Table Text Block]

SVER Term Insurance Rider – Corporate. This Rider provides term insurance on the Insured and renews annually. The Policy must be owned by a corporation, trust, or individual (when part of an employer-sponsored arrangement) which meet an annual aggregate premium requirement of $50,000 annually. You may request an increase in the Face Amount provided by the Rider. Each increase will be subject to satisfactory evidence of insurability.

Complete information about each Rider is below.

No-Lapse Guarantee Riders

This Policy currently offers three no-lapse guarantee riders. The Riders are the Flexible Duration No-Lapse Guarantee Rider, the Short-Term No-Lapse Guarantee Rider, and the Overloan Protection 3 Rider.

Name of Benefit [Text Block]	SVER Term Insurance Rider - Corporate
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

SVER Term Insurance Rider – Corporate

(This Rider is called “SVER Term Insurance – 3 Rider” in your Policy.)

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher cash surrender value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually. This Rider has no cash values. This Rider must be elected at Policy Issue.

Rider Terms

Rider Coverage Layer – a layer of insurance coverage under this Rider. Any elective increase in Rider Face Amount will create a new Rider Coverage Layer and each layer has its own Face Amount and set of charges, among other factors.

Rider Credit – an amount that may be added to the Policy’s Net Cash Surrender Value.

Rider Face Amount – the sum of the Face Amounts of all Rider Coverage Layers under this Rider.

Rider Charges

The Rider charges will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

● The Rider Coverage charge;

● The Rider cost of insurance charge; and

● The Rider credit charge. This charge continues no longer than the termination credit charge period shown in the policy specifications.

See the FEE TABLES section in this prospectus for more information on the costs associated with this Rider.

How This Rider Works

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Rider Face Amount, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Rider Face Amount. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit (as described below) will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. Rider Credit - If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

● The Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax-free exchange under Section 1035 of the Tax Code; or

● The Owner at the time of Policy surrender is a life insurance company and is different than the original Owner on the Policy application.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Rider Face Amount. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Coverage charge is assessed in order to recover the expense of issuing the coverage on the Policy. A Rider Face Amount decrease will not decrease its Coverage charge because the Rider’s Coverage is based on the at coverage issue Face Amount of the Rider. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Corporate Face Amount.

Termination Credit

There are two components to the termination credit:

● First, an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

● Second, a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

The termination credit added to your Net Cash Surrender Value, if you surrender your Policy, is calculated in two parts, and is the sum of the two calculations (Part 1 and Part 2 below), except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

A = The termination credit percentage; and

B = The termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E – (F/G)), where:

C = The termination credit factor;

D = The lesser of 60 and the number of whole Policy months that have elapsed since the Policy Date;

E = The maximum annual termination credit basis;

F = The sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed since the Policy Date.

The initial termination credit percentage schedule, the termination credit factor, and the maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

Termination Credit Basis - The termination credit basis is the lesser of (a – c) or (b – c), where:

a = The total amount of premiums paid on the Policy;

b = The maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed since the Policy Date; and

c = The total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

● (A) = 13.25%

● (B) = $50,000

● (C) = 0.50%

● (D) = 60

● (E) = $10,000

● (F) = $50,000

● (G) = 5

Termination Credit Part 1 = 13.25% × 50,000 = $6,265

Termination Credit Part 2 = 0.50% × 60 months × (10,000 – (50,000/5)) = $0

The total of Termination Credit Part 1, or $6,265, and Termination Credit Part 2, or $0, will result in the addition of $6,265 to the Policy’s Net Cash Surrender Value.

Rider Termination

This Rider will terminate on the earliest of:

● Your Written Request to terminate the Rider;

● The date the Rider Face Amount is reduced to zero;

● The date the Policy is no longer In Force; or

● The death of the Insured.

Rider Reinstatement

If the Policy lapses and is later reinstated, then as long as this Rider was in effect on the date the Policy ceased to be In Force, this Rider will also be reinstated.

Scheduled Annual Renewable Term Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Scheduled Annual Renewable Term Rider	[7]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Charge, Representative [Text Block]	Charge for a representative InsuredMaximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issueCharge for a representative Insured Current charge during Policy Year 1 is $0.03 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issueCharge for a representative InsuredMaximum guaranteed charge during Policy Year 1 is $0.58 per $1,000 of Rider Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue with Death Benefit Option A	[8]
Optional Benefit Expense, Maximum [Dollars]	$ 83.34
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Optional Benefit Expense, Footnotes [Text Block]	Charges shown for the representative insured may not be typical of the charges you will pay.Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
Name of Benefit [Text Block]	Scheduled Annual Renewable Term Rider
Purpose of Benefit [Text Block]	Provides for scheduled increases in term insurance on the Insured generally without the requirements for future medical underwriting.
Brief Restrictions / Limitations [Text Block]

● Additional cost applies.

● Does not provide term insurance at Policy issue, only as scheduled on certain Policy Anniversaries.

● Any increase request for future scheduled term insurance may be subject to evidence of insurability and is subject to our approval.

● The amount of scheduled term insurance under this rider is limited based on age of the insured.

Benefits Description [Table Text Block]

Scheduled Annual Renewable Term Rider. This Rider provides term insurance on the Insured and renews annually. You may schedule increases in Face Amount provided by the Rider, without providing any future satisfactory evidence of insurability, prior to Policy issue. Term insurance is not provided at Policy issue and is only provided as scheduled on certain Policy Anniversaries.

Name of Benefit [Text Block]	Scheduled Annual Renewable Term Rider
Benefit Standard or Optional [Text Block]	Optional
Scheduled Annual Renewable Term Rider (S-ART) [Member]
Prospectus:
Operation of Benefit [Text Block]

Scheduled Annual Renewable Term Rider (S-ART)

The S-ART Rider provides for scheduled annual renewable term insurance Coverage in Face Amount without future medical underwriting. In this Rider, a scheduled increase is referred to as a Term Increase, and is scheduled for a particular Policy Anniversary, as shown in the Policy Specifications. The Face Amount contributes to the Total Face Amount, and consequently to the

Death Benefit, of the Policy. This Rider does not have Accumulated Value of its own and does not have any cash value. This Rider must be elected at Policy issue.

A Term Increase is a future increase in the Face Amount of this rider. Each Term Increase will increase the Face Amount of the Rider Coverage Layer. Once a Term Increase goes into effect, it becomes part of the Rider Face Amount.

This Rider provides no term insurance at the time of policy issue. If you wish to have term insurance coverage at the time of policy issue, you must purchase another rider such as the Annual Renewable Term Rider (ART).

The guaranteed monthly cost of insurance rates will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

This Rider has a Coverage charge that varies by Coverage year and Rider Face Amount. Any increase or decrease in the Rider’s Face Amount will impact the Coverage charge. The guaranteed monthly Coverage charges will be shown in the Policy Specifications. We currently do not impose the Coverage charge for this Rider.

This Rider also has a Rider Charge that will be shown in your Policy Specifications. See the FEE TABLES section in this prospectus for more information on the costs associated with this Rider.

The Rider is available subject to the following:

● The maximum Term Increase at attained ages 0-79 is 20% of the Total Face Amount before the increase.

● The maximum Term Increase at attained ages 80-94 is 5% of the Total Face Amount before the increase.

● Increases will not be scheduled beyond attained age 94.

● Each increase is an increase to the Coverage Layer at issue, and does not create a new Coverage Layer.

● The cost of insurance charges will increase as a result of the increase in the Policy’s Net Amount At Risk.

You may request an increase or decrease in the schedule of future Term Increases by providing a written request. Any increase to the Face Amount of the Term Increases may be subject to evidence of insurability and is subject to our approval. If you reject a Term Increase that has been approved, all future Term Increases may be forfeited. For any change in Term Increases, we will send you a Supplemental Schedule of Coverage to reflect the change.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your written request

● The date the Rider or the Policy ceases to be In Force

● The death of the Insured.

If the Policy is reinstated, any Term Increases that would have occurred during the time the Policy was lapsed will be forfeited. Term Increases that are scheduled to occur after the reinstatement of the policy and rider will be handled as if the Policy had never lapsed.

This Rider may be included on a policy with or without the ART Rider.

This Rider differs from the ART rider in a number of ways, including:

● You may schedule Increases in Face Amount with this Rider without creating a new Rider coverage layer, however, this Rider does not add additional insurance coverage at Policy issue.

● Scheduled increases in Face Amount for this Rider do not require additional medical underwriting after issue however, if there is a requested change in the amount of scheduled increases additional underwriting may be required

● Increases in Face Amount for this Rider may only occur on policy anniversaries

● COI rates and charges for this Rider currently differ from the COI rates and charges for the ART Rider

Example

A Policy is issued to an Insured at age 45, with a Face Amount of $250,000. Prior to Policy issue, the Insured scheduled two future increases to occur over the first ten Policy years which will not require evidence of insurability. The scheduled increases will occur on the third and sixth Policy Anniversary. No term insurance is added to the Policy at issue. No unscheduled term insurance increases are allowed under the Rider.

On the third Policy Anniversary, there is a scheduled increase in Face Amount by adding $10,000 of term insurance under this Rider. This increases the total Face Amount to $260,000 ($250,000 under the base Policy plus $10,000 under the Rider). A Rider Coverage charge will now be deducted each month for the coverage added.

On the sixth Policy Anniversary, there is a scheduled Increase of $15,000 of term insurance under this Rider. This increases the total Face Amount to $275,000 ($250,000 under the base Policy plus $25,000 under the Rider – including the previous scheduled increase on the third Policy Anniversary). The Rider Coverage charge will increase due to the additional term insurance added.

Scheduled Indexed Transfer Program [Member]
Prospectus:
Name of Benefit [Text Block]	Scheduled Indexed Transfer Program
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options.
Brief Restrictions / Limitations [Text Block]

● Must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

● Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payments allocations have occurred.

Name of Benefit [Text Block]	Scheduled Indexed Transfer Program
Benefit Standard or Optional [Text Block]	Standard
Short-Term No-Lapse Guarantee Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Short-Term No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Protects the Policy from lapsing for a specified guaranteed period of time due to poor Policy performance.
Brief Restrictions / Limitations [Text Block]

● Automatically issued on your Policy if Insured is Age 79 and younger and Death Benefit Option A or B is chosen at Policy issue.

● Guarantee period ranges from 5 to 20 years based on Insured’s age at Policy issue.

● Benefit will be provided if a certain amount of premium is paid each Policy month.

● The no-lapse guarantee is in effect as long as the No-Lapse Credit less Policy Debt is equal to greater than zero. The No-Lapse Credit depends on a number of factors and is affected by Policy loans, premiums, and withdrawals.

	● Benefit will terminate if any rider added to the Policy has charges.
Benefits Description [Table Text Block]

Short Term No-Lapse Guarantee Rider. The no lapse guarantee under this Rider is designed to last for a certain guarantee period as long as certain minimum premiums are paid. This Rider provides that the Policy and any optional benefits you have elected will remain In Force during the guarantee period as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

Name of Benefit [Text Block]	Short-Term No-Lapse Guarantee Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Short-Term No-Lapse Guarantee Rider

This Rider provides for the continuation of death benefit coverage for a specified guarantee period, if certain minimum premiums under the Rider are paid, even if the Policy’s Net Accumulated Value is zero. There is no additional fee for this Rider.

Rider Eligibility

The Rider is available at Policy issue for Insureds Age 79 and younger and if you choose either Death Benefit Option A or Option B when applying for your Policy. This Rider is automatically added to the Policy if eligibility conditions are met.

Rider Terms

Net Accumulated Value – the Policy Accumulated Value less any Policy Debt.

No-Lapse Guarantee Period – the time during which we guarantee the death benefit will remain In Force as long as the guarantee under this Rider is in effect. This period begins on the Policy Date and will not re-start if insurance Coverage is added or increased. This period end date ranges from 5 to 20 years based on the Insured's age at Policy issue.

No-Lapse Guarantee Premium – is an annual amount used during the No-Lapse Guarantee Period to determine the No-Lapse Credit (defined in the How the Rider Works section below). The No-Lapse Credit is used to determine if the guarantee under this Rider is in effect. The No-Lapse Guarantee Premium in effect as of the Policy Date is shown in the Policy Specifications. The No-Lapse Guarantee Premium is calculated such that it covers sufficient future Monthly Deduction under the Policy. The No-Lapse Guarantee Premium may change. Any increase in Face Amount, scheduled or not, or addition or increase in insurance Coverage will cause an increase in the No-Lapse Guarantee Premium. A decrease in Face Amount or in other insurance Coverage will not cause a decrease in the No-Lapse Guarantee Premium. If the No-Lapse Guarantee Premium changes as a result of such a change, we will inform you of the amount of the changed No-Lapse Guarantee Premium.

How the Rider Works

This Rider guarantees that the Policy will continue in effect until the end of the No-Lapse Guarantee Period (which ranges from 5 to 20 years based on the Insured's age at Policy issue) shown in the Policy Specifications if you pay a premium by the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium.

The Policy will also continue in effect under this Rider if flexible premium payments are made as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

The No-Lapse Credit is used to determine if the guarantee under this Rider is in effect. It is calculated at the beginning of each Policy month during the No-Lapse Guarantee Period. The No-Lapse Credit as of the Policy Date, which is also the first Monthly Payment Date, is equal to the premium paid less one-twelfth of the No-Lapse Guarantee Premium. On any other Monthly Payment Date, the No-Lapse Credit is equal to:

● The No-Lapse Credit as of the prior Monthly Payment Date multiplied by (i), where:

– i = no greater than 1.00327374 if the No-Lapse Credit is negative; otherwise,

– i = 1.00000;

● Plus premiums received since the prior Monthly Payment Date;

● Less withdrawals taken since the prior Monthly Payment Date; and

● Less one-twelfth of the then current No-Lapse Guarantee Premium.

Example

Assumptions

● No Lapse Premium is $838.61

● No Lapse Credit on the prior Monthly Payment Date is $1,000

● Withdrawal Amount taken since prior Monthly Payment Date is $500

● Premium Payment made on the current Monthly Payment Date is $100

Since the No Lapse Credit is positive,

the No Lapse Credit is $530.12 ($1,000 * (1.00000) + $100 - $500 - $838.61/12).

End of Example

For the guarantee under this Rider to be in effect, the No-Lapse Credit less Policy Debt must be equal to or greater than zero.

If the guarantee under this Rider has become ineffective because the No-Lapse Credit less Policy Debt is less than zero, the guarantee under this Rider may be brought back into effect by paying additional premium equal to the amount of premium necessary after deduction of the Premium Load so that the No-Lapse Credit less Policy Debt is equal to or greater than zero (the “Catch-Up” premium).

If the guarantee under this Rider is in effect, and if your Policy would lapse in the absence of this Rider due to insufficient Net Accumulated Value (the Accumulated Value less Policy Debt), to cover the Monthly Deductions due, the Policy will not enter the Grace Period and will not lapse during the specified guaranteed period. Instead, the Policy will continue under the guarantee provided by this Rider and it will stay In Force as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

If the Policy is continued under the guarantee provided by this Rider, then the Policy has no Net Accumulated Value from which Monthly Deductions can be collected. Any such uncollected amounts are accumulated without interest and the result is called the Monthly Deductions Deficit. Any net premium received when the Policy is continued under the guarantee provided by this Rider will first be used to reduce the Monthly Deductions Deficit. After the Monthly Deductions Deficit is reduced to zero, any excess will be applied to the Accumulated Value, as described in your Policy. If you want to keep your Policy In Force at the end of the Guarantee Period, you must make a payment sufficient to reduce the Monthly Deductions Deficit to zero. In such case, any excess will then be applied to the Accumulated Value, as described in your Policy.

Example

Assumptions:

● Policy is within No-Lapse Guarantee Period

● Policy Debt of $10,000

● Policyholder has paid a premium at the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium

● Upcoming Monthly deduction = $2,000

Result:

● Policy Net Cash Surrender Value after monthly deductions will fall below $0 to -$1,000 ($11,000 - $10,000 - $2,000).

● Policy does not enter the Grace Period since policyholder has paid sufficient premium to meet the minimum No-Lapse Guarantee premium requirement.

End of Example

Effect on Other Riders

If the Policy is continued under the guarantee provided by this Rider, any attached Riders will continue or end according to their respective terms.

Rider Termination

This Rider will end on the earliest of:

● Your Written Request;

● If you add any Rider after Policy issue that has charges;

● The date when the No-Lapse Credit and the Net Accumulated Value are both less than zero, unless a Catch-Up premium is made; or

● At the end of the Guarantee Period.

Rider Reinstatement

If the Policy has lapsed and you later wish to reinstate it, you will need to satisfy the reinstatement conditions described in the Policy. Upon Policy reinstatement we will bring forward any Catch-Up Amount and any Monthly Deductions Deficit, without interest. Any Catch-Up Amount existing at the time of lapse will need to be paid upon Policy reinstatement if you wish the Short-Term No Lapse Guarantee Benefit provided under this Rider to be in effect. See Lapsing and Reinstatement – Reinstating a lapsed Policy.

Example

Assumptions:

● Policy is within No-Lapse Guarantee Period

● Accumulated Value of $11,000 before monthly deductions

● Policy Debt of $10,000

● Policyholder has paid a premium at the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium

● Upcoming Monthly deduction = $2,000

Result:

● Policy Net Cash Surrender Value after monthly deductions will fall below $0 to -$1,000 ($11,000 - $10,000 - $2,000).

● Policy does not enter the Grace Period since policyholder has paid sufficient premium to meet the minimum No-Lapse Guarantee premium requirement.

Terminal Illness Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the Policy death benefit proceeds if the Insured has been certified as a terminally ill individual.
Brief Restrictions / Limitations [Text Block]

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronically ill benefits may be requested once every 12-month period.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● Terminal illness must be certified by a licensed physician (not the insured, owner, beneficiary, or relative).

● Once the Rider is exercised, we will not allow any requested increases in benefits under the Policy or any Riders.

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

    Premier Living Benefits RiderProvides access to all or a portion of the Policy death benefit proceeds if the Insured has been certified as a chronically ill individual.Standard

● Must be elected at Policy issue.

● Only available for Policies issued in California.

● Subject to the eligibility and other conditions described in the rider such as certification of having a chronic illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for chronic illness benefits.

● Benefits may be requested once every 12-month period.

● When benefits are paid, the Policy death benefit will be reduced by an amount greater than the benefit payment. Other Policy values will be reduced pro rata.

● Chronic illness must be certified by a licensed health care practitioner (not the insured, owner, beneficiary, or relative).

● If the Rider is exercised, certain Policy values including the Total Face Amount, Death Benefit, Accumulated Value, loan amounts, and Cost of Insurance charges (in most cases) will be reduced. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Terminal Illness RiderProvides access to a portion of the Policy death benefit proceeds if the Insured has been certified as a terminally ill individual.Optional

● Must be elected at Policy issue.

● Not available for Policies issued with the Premier Living Benefits Rider 2.

● Subject to the eligibility and other conditions described in the Rider such as certification of having a terminal illness, making a written request for benefits, and not exceeding the maximum amount of the Death Benefit that may be utilized for terminal illness benefits.

● Terminal illness must be certified by a licensed physician (not the Insured, Owner, or Immediate Family Member).

● When benefits are paid, certain Policy values (the Total Face Amount, Accumulated Value, Policy Debt, Loan Account, Loan Account Value, and any surrender charges) will be reduced by the Acceleration Percentage. In addition, any Automated Income option or other systematic distribution program will be discontinued.

Benefits Description [Table Text Block]

Terminal Illness Rider. This Rider provides protection from the financial impacts of becoming terminally ill by providing acceleration of a portion of the Death Benefit. This Rider does not provide benefits for someone who is chronically ill. The benefit payments will be paid in one lump sum. This Rider is not available if your Policy was issued with the Premier Living Benefits Rider 2.

Complete information about each Rider is below.

Name of Benefit [Text Block]	Terminal Illness Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Terminal Illness Rider

(This Rider is called “Accelerated Death Benefit Rider for Terminal Illness” in your Policy.)

Not available for Policy's issued with the Premier Living Benefits Rider 2. If you do not qualify for the Premier Living Benefits Rider 2, you may elect the Terminal Illness Rider.

The Terminal Illness Rider provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit. For more information, please see the APPENDIX: STATE LAW VARIATIONS section in this prospectus. This Rider must be elected at Policy Issue.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – an Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

● You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

● Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

● The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

● If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

● Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

● Calculate the Terminal Illness Benefit Proceeds, as described below; and

● Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) The Terminal Illness Reduction Factor;

(b) Policy Debt multiplied by the Acceleration Percentage; and

(c) A processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) ÷ (b) where:

(a) Equals 1; and

(b) Equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

● The current yield on the 90-day Treasury Bill; or

● The maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

Example

Assumptions:

● Eligible Coverage is $100,000

● Terminal Illness Benefit is $75,000

● Accelerated Death Benefit Interest Rate is 8%

● Policy Debt is $10,000

● Processing Charge is $100

The Acceleration Percentage is 75% = $75,000 ÷ $100,000

The Terminal Illness Reduction Factor is 0.92592593 = 1 ÷ (1 + 0.08)

The Terminal Illness Benefit Proceeds is $61,844.44 = ($75,000 x 0.92592593) - ($10,000 x 0.75) - $100

End of Example

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

● Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

● Reduce the Policy and Rider values as described in the Rider; and

● Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, cost of insurance Charges and Policy Loans.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

● The Total Face Amount;

● The Accumulated Value;

● For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

● For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = The Terminal Illness Benefit; and

b = The Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

● Face Amounts for any term insurance rider (Annual Renewable Term Rider, Scheduled Annual Renewable Term Rider, and SVER Term Insurance Rider - Corporate) on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

● For any no-lapse guarantee rider using no lapse guarantee premiums (Short-Term No-Lapse Guarantee Rider), the no-lapse premium and the no-lapse credit will each be reduced on the date of each Benefit payment;

● For policies with overloan protection riders (Overloan Protection 3 Rider), the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

● For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

● Your Written Request;

● The date the Benefit under the Rider are paid;

● Exercise of an overloan protection rider (Overloan Protection 3 Rider);

● When the Rider or the Policy terminate; or

● When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Terminal Illness Rider Processing Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Terminal Illness Rider Processing Charge	[3]
Other Transaction Fee, When Deducted [Text Block]	Upon approval of specific request
Other Transaction Fee, Current [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge.
Withdrawal Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Withdrawal charge (including any withdrawals under the Automated Income Program)	[3]
Other Transaction Fee, When Deducted [Text Block]	Upon partial withdrawal of Accumulated Value
Other Transaction Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge.

[1]	As a percentage of Fund assets.
[2]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load. Premium loads will apply on the new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.
[3]	We currently do not impose this charge.
[4]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[5]	Effective May 1, 2021, transfer requests and future premium allocations designated to the Lord Abbett Developing Growth Portfolio Class VC Investment Option will no longer be accepted.
[6]	This charge is not deducted on and after your Policy’s Monthly Deduction End Date.
[7]	Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus. Rider charges are based on the Age and Risk Class (the Overloan Protection 3 Rider also uses sex as a factor) of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.
[8]	Charges shown for the representative insured may not be typical of the charges you will pay.
[9]	This fee also applies to optional rider Face Amount increases, where applicable, but does not apply to scheduled Face Amount increases.
[10]	Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.
[11]	A decrease in Face Amount will not decrease its Coverage charge because the Coverage charge is based on the Coverage Layer at issue and the charge is used to recover the expense of issuing the insurance coverage.
[12]	The Coverage charge rate is based on the Age, sex and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.
[13]	This charge applies to the initial Basic Life Coverage Layer only and is not assessed against any additional Basic Life Coverage Layer.
[14]	In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Variable Options or the Fixed Account on a proportionate basis according to your most recent allocation instructions.
[15]	The charge to exercise the Overloan Protection 3 Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see the WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection 3 Rider in this prospectus.
[16]	The SVER Term Insurance Rider – Corporate maximum guaranteed and current Coverage charge for this sample Policy is $0/ month per $1,000 of Rider Coverage Layer in Policy Year 1. After Policy Year 1, the maximum guaranteed Coverage charge for the sample policy is $1.46/month per $1,000 of Rider Coverage Layer. After Policy Year 1, the current Coverage charge for the sample policy is $0.76/month per $1,000 of Rider Coverage Layer.